As filed with the Securities and Exchange Commission on April 28, 2005
                                                     1933 Act File No: 333-41153
                                                     1940 Act File No: 811-08521

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                            [ ]

         Post-Effective Amendment No.  12                       [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 13                                       [X]

                      Jackson National Separate Account III
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:
                        John S. (Scott) Kreighbaum, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


It is  proposed   that  this   filing  will  become   effective

         immediately upon filing pursuant to paragraph (b)
----
 X       on May 2, 2005 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

         This  post-effective  amendment  designates a new effective  date for a
----     previously filed post-effective amendment.

Title of Securities Being Registered:
         Variable Portion of Deferred Variable Annuity Contracts

                              PERSPECTIVE ADVISORS
                          FIXED AND VARIABLE ANNUITY(R)
                                    ISSUED BY
                 JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND
                      JACKSON NATIONAL SEPARATE ACCOUNT III


                                   MAY 2, 2005


--------------------------------------------------------------------------------
Please read this prospectus before you purchase a Perspective Advisors Fixed and Variable Annuity. It contains important information about the Contract that you should know before investing. You should keep this prospectus on file for future reference.

To learn more about the Perspective Advisors Fixed and Variable Annuity Contract, you can obtain a free copy of the Statement of Additional Information
(SAI) dated May 2, 2005, by calling Jackson National at (800) 766-4683 or by writing Jackson National at: Annuity Service Center, P.O. Box 17240, Denver, Colorado 80217-0240. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.
--------------------------------------------------------------------------------

o    Individual flexible premium deferred annuity

o 2 guaranteed fixed account options that each offer a minimum interest rate that is guaranteed by Jackson National Life Insurance Company (Jackson National) (the "guaranteed fixed account"), as may be made available by us, or as may be otherwise limited by us

o Investment Divisions which purchase shares of the following Funds - all Class A shares (the "Funds"):

JNL SERIES TRUST JNL/AIM

Large Cap Growth Fund
JNL/AIM REAL ESTATE FUND
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/FMR Balanced Fund
JNL/FMR Capital Growth Fund
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND JNL/GOLDMAN SACHS MID CAP VALUE FUND JNL/JPMORGAN INTERNATIONAL EQUITY FUND (FORMERLY, JNL/PUTNAM INTERNATIONAL
  EQUITY FUND)
JNL/JPMorgan International Value Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/Putnam Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Putnam Value Equity Fund
JNL/Salomon Brothers High Yield Bond Fund
JNL/Salomon Brothers Strategic Bond Fund
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Select Balanced Fund
JNL/Select Global Growth Fund
JNL/Select Large Cap Growth Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND (THE JNL/ALLIANCE CAPITAL GROWTH FUND
  MERGED INTO THIS FUND, EFFECTIVE MAY 2, 2005)
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund

JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND (JNL VARIABLE FUND III LLC - JNL/MELLON
  CAPITAL MANAGEMENT THE DOWSM 10 FUND MERGED INTO THIS FUND, EFFECTIVE MAY 2, 2005.)
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND (FORMERLY, JNL/MELLON
  CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND)
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND (FORMERLY, JNL/MELLON
  CAPITAL MANAGEMENT ENERGY SECTOR FUND)
JNL/Mellon Capital Management Technology Sector Fund

HIGHLIGHTED ARE THE FUNDS THAT ARE NEWLY AVAILABLE, RECENTLY UNDERWENT NAME CHANGES, OR WERE SUBJECT TO A MERGER, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.

WE OFFER OTHER VARIABLE ANNUITY PRODUCTS WITH DIFFERENT PRODUCT FEATURES, BENEFITS AND CHARGES.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

EFFECTIVE SEPTEMBER 16, 2002, PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY IS NO LONGER AVAILABLE FOR PURCHASE BY NON-NATURAL OWNERS (ENTITIES) OTHER THAN QUALIFIED PLANS AND CERTAIN TRUSTS.

--------------------------------------------------------------------------------
    o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard and Poor's Midcap 400" and "S&P Midcap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P(R).


                                                TABLE OF CONTENTS


KEY FACTS.........................................................................................................2


FEES AND EXPENSES TABLES..........................................................................................4


THE ANNUITY CONTRACT..............................................................................................8


JACKSON NATIONAL..................................................................................................9


THE GUARANTEED FIXED ACCOUNT......................................................................................9


THE SEPARATE ACCOUNT..............................................................................................9


INVESTMENT DIVISIONS..............................................................................................9


CONTRACT CHARGES.................................................................................................16


PURCHASES........................................................................................................18


TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS.....................................................................20



TELEPHONE AND INTERNET TRANSACTIONS..............................................................................21



ACCESS TO YOUR MONEY.............................................................................................22


INCOME PAYMENTS (THE INCOME PHASE)...............................................................................23


DEATH BENEFIT....................................................................................................24


TAXES............................................................................................................27


OTHER INFORMATION................................................................................................30


PRIVACY POLICY...................................................................................................31


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.....................................................33


APPENDIX A (accumulation unit values)...........................................................................A-1


                                    KEY FACTS

-------------------------------------------------------------------------------------------------------------------

ANNUITY SERVICE CENTER:                              1 (800) 766-4683


         MAIL ADDRESS:                               P.O. Box 17240, Denver, Colorado  80217-0240

         DELIVERY ADDRESS:                           8055 East Tufts Avenue, Second Floor, Denver, Colorado 80237


INSTITUTIONAL MARKETING

GROUP SERVICE CENTER:                                1 (800) 777-7779


         MAIL ADDRESS:                               P.O. Box 30392, Lansing, Michigan 48909-7892


         DELIVERY ADDRESS:                           1 Corporate Way, Lansing, Michigan 48951
                                                     Attn: IMG

HOME OFFICE:                                         1 Corporate Way, Lansing, Michigan 48951


-------------------------------------------------------------------------------------------------------------------

THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson National provides a means for allocating on a tax-deferred basis for non-qualified Contracts to the guaranteed fixed account of Jackson National, as may be made available by us, or as may be otherwise limited by us, and investment divisions (the "Investment Divisions") (collectively, the "Allocation Options"). There may be periods when we do not offer any fixed account options, or impose special transfer requirements on the fixed account options. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

--------------------------------------------------------------------------------
ALLOCATION OPTIONS

You may allocate your Contract Value to no more than 18 of the Investment Divisions and the guaranteed fixed account at any one time.

--------------------------------------------------------------------------------
EXPENSES

The Contract has insurance features and investment features, and there are costs related to each.

Jackson National makes a deduction for its insurance charges that is equal to 1.50% of the daily value of the Contracts invested in the Investment Divisions. This charge does not apply to the guaranteed fixed account. During the accumulation phase, Jackson National deducts a $50 annual contract maintenance charge from your Contract.

Jackson National may assess a state premium tax charge which ranges from 0-3.5% (the amount of state premium tax, if any, will vary from state to state) when you begin receiving regular income payments from your Contract, when you make a withdrawal or, in states where required, at the time premium payments are made.

There are also investment charges that are expected to range, on an annual basis, from 0.60% to 1.35% of the average daily value of the Funds, depending on the Fund.

--------------------------------------------------------------------------------
PURCHASES

Under most circumstances, you can buy a Contract for $25,000 or more. You can add $5,000 or more ($2,000 or more for a qualified plan Contract) at any time during the accumulation phase. We reserve the right to restrict availability or impose restrictions on the guaranteed fixed account options. We reserve the right to refuse any premium payment. We expect to profit from certain charges assessed under the Contract (i.e., the mortality and expense risk charge) associated with the Contract.

--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY

You can take money out of your Contract during the accumulation phase. You may have to pay income tax and a tax penalty on any money you take out.

--------------------------------------------------------------------------------
INCOME PAYMENTS

You may choose to receive regular income from your annuity. During the income phase, you have the same variable allocation options you had during the accumulation phase.

--------------------------------------------------------------------------------
DEATH BENEFIT

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

--------------------------------------------------------------------------------
FREE LOOK

You can cancel the Contract within 20 days after receiving it (or whatever period is required in your state). Under most circumstances, Jackson National will return the amount your Contract is worth on the day we receive your request. This may be more or less than your original payment. If required by law, Jackson National will return your premium. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

--------------------------------------------------------------------------------
TAXES

Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your Contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan.

--------------------------------------------------------------------------------

                            FEES AND EXPENSES TABLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, RECEIVE INCOME PAYMENTS OR TRANSFER CASH VALUE BETWEEN ALLOCATION OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------
                          OWNER TRANSACTION EXPENSES 1
--------------------------------------------------------------------------------

         MAXIMUM WITHDRAWAL CHARGE:
         None

         TRANSFER FEE:
         $25 for each transfer in excess of 15 in a Contract year

COMMUTATION FEE 2: An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).

--------------------------------------------------------------------------------

1 See "Contract Charges." When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $20 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery). Excess interest adjustments will not be charged on wire/overnight fees.

2 This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.


--------------------------------------------------------------------------------
                        SEPARATE ACCOUNT ANNUAL EXPENSES
--------------------------------------------------------------------------------


         ANNUAL CONTRACT MAINTENANCE CHARGE: $50 per Contract per year

                       AND

         Mortality and Expense Risk Charges                      1.35%
         Administration Charge                                   0.15%
                                                                ------
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.50%
         (as an annual percentage of average daily account value)


--------------------------------------------------------------------------------

THE NEXT TABLES SHOW THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS AND THE EXPENSES CHARGED BY ALL OF THE FUNDS, WHICH YOU WILL PAY DURING THE TIME YOUR MONEY IS ALLOCATED TO THE CORRESPONDING INVESTMENT DIVISION.

--------------------------------------------------------------------------------
                      TOTAL ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Expenses that are deducted from Fund assets, including management and administration fees, distribution (12b-1) fees and other expenses:


                             Minimum: 0.60%

                             Maximum: 1.35%

--------------------------------------------------------------------------------


                      FUND OPERATING EXPENSES
 (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET ASSETS)

                                                                                                                          ANNUAL
                                                                       MANAGEMENT AND     SERVICE          OTHER        OPERATING
                             FUND NAME                                  ADMIN FEE A     (12B-1) FEE      EXPENSES B      EXPENSES
-------------------------------------------------------------------- ----------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/AIM Large Cap Growth C                                                0.81%            0.20%            0.01%           1.02%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/AIM Real Estate                                                       0.80%            0.20%            0.01%           1.01%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/AIM Small Cap Growth                                                  0.95%            0.20%            0.01%           1.16%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Alger Growth D                                                        0.83%            0.20%            0.01%           1.04%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Eagle Core Equity                                                     0.75%            0.20%            0.01%           0.96%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Eagle SmallCap Equity                                                 0.85%            0.20%            0.01%           1.06%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/FMR Balanced E                                                        0.80%            0.20%            0.01%           1.01%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/FMR Capital Growth E                                                  0.80%            0.20%            0.01%           1.01%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Franklin Templeton Small Cap Value                                    0.95%            0.20%            0.01%           1.16%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Goldman Sachs Mid Cap Value                                           0.85%            0.20%            0.01%           1.06%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/JPMorgan International Equity E, F                                    0.88%            0.20%            0.01%           1.09%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/JPMorgan International Value F                                        0.88%            0.20%            0.01%           1.09%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Lazard Mid Cap Value C                                                0.82%            0.20%            0.01%           1.03%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Lazard Small Cap Value C                                              0.85%            0.20%            0.01%           1.06%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management S&P 500 Index                               0.39%            0.20%            0.01%           0.60%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management S&P 400 MidCap Index                        0.39%            0.20%            0.01%           0.60%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Small Cap Index                             0.39%            0.20%            0.01%           0.60%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management International Index                         0.45%            0.20%            0.01%           0.66%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Bond Index                                  0.40%            0.20%            0.01%           0.61%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index G              0.56%            0.20%            0.01%           0.77%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Oppenheimer Global Growth                                             0.85%            0.20%            0.01%           1.06%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Oppenheimer Growth                                                    0.80%            0.20%            0.01%           1.01%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/PIMCO Total Return Bond                                               0.60%            0.20%            0.01%           0.81%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Putnam Equity E                                                       0.78%            0.20%            0.01%           0.99%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Putnam Midcap Growth                                                  0.85%            0.20%            0.01%           1.06%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Putnam Value Equity E                                                 0.75%            0.20%            0.01%           0.96%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Salomon Brothers High Yield Bond H                                    0.60%            0.20%            0.01%           0.81%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Salomon Brothers Strategic Bond                                       0.73%            0.20%            0.01%           0.94%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Salomon Brothers U.S. Government & Quality Bond                       0.58%            0.20%            0.01%           0.79%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Select Balanced                                                       0.59%            0.20%            0.01%           0.80%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Select Global Growth I                                                0.88%            0.20%            0.01%           1.09%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Select Large Cap Growth I                                             0.78%            0.20%            0.01%           0.99%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Select Money Market                                                   0.40%            0.20%            0.01%           0.61%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Select Value                                                          0.65%            0.20%            0.01%           0.86%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/T. Rowe Price Established Growth C                                    0.70%            0.20%            0.01%           0.91%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/T. Rowe Price Mid-Cap Growth                                          0.81%            0.20%            0.01%           1.02%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/T. Rowe Price Value C                                                 0.77%            0.20%            0.01%           0.98%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/S&P Managed Conservative J                                            0.18%            0.00%            0.00%           0.18%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/S&P Managed Moderate J                                                0.18%            0.00%            0.00%           0.18%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/S&P Managed Moderate Growth J                                         0.17%            0.00%            0.01%           0.18%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/S&P Managed Growth J                                                  0.16%            0.00%            0.01%           0.17%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/S&P Managed Aggressive Growth J                                       0.18%            0.00%            0.00%           0.18%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management JNL 5                                       0.51%            0.20%            0.01%           0.72%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management VIP                                         0.52%            0.20%            0.04%           0.76%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Communications Sector K                     0.52%            0.20%            0.01%           0.73%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Consumer Brands Sector K                    0.52%            0.20%            0.00%           0.72%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Financial Sector K                          0.52%            0.20%            0.00%           0.72%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Healthcare Sector K                         0.52%            0.20%            0.01%           0.73%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Oil & Gas Sector K                          0.51%            0.20%            0.01%           0.72%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Technology Sector K                         0.52%            0.20%            0.00%           0.72%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------

A Certain Funds pay Jackson National Asset Management, LLC(R), the administrator, an administrative fee for certain services provided to the Fund by the administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund pay an administrative fee of 0.15%; the five JNL/S&P Funds pay an administrative fee of 0.05%; the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

B Other Expenses include trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C A reduction in advisory fee took place on January 1, 2005. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

D A reduction in advisory fee took place on July 1, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

E A reduction in advisory fee took place on May 1, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

F A reduction in advisory fee took place on May 2, 2005. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

G A reduction in advisory fee took place on February 17, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

H Effective October 4, 2004, the JNL/Salomon Brothers High Yield Bond fees were changed to reflect the fees of the JNL/PPM America High Yield Bond Fund. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

I This fee reflects a reduction in connection with the approval of Wellington as the new sub-adviser to the Fund. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

J UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust and the JNL Variable Fund LLC, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown. The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the Funds) could range from 0.77% to 1.35% (this range reflects an investment in the Fund with the lowest and highest Annual Operating Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The administrator believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of Funds in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Managed Conservative Fund.....................  1.013%
         JNL/S&P Managed Moderate Fund.........................  1.050%
         JNL/S&P Managed Moderate Growth Fund..................  1.098%
         JNL/S&P Managed Growth Fund...........................  1.142%
         JNL/S&P Managed Aggressive Growth Fund................  1.160%

K This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund which took place on February 18, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.


EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Fund fees and expenses.

Each of the examples assumes that you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% annual return on assets each year whether you surrender or maintain the Contract since there is no withdrawal charge. Neither transfer fees nor premium tax charges are reflected in the examples. Your actual costs may be higher or lower than the costs shown in the examples.

The following examples include the minimum Fund fees and expenses. Based on these assumptions, your costs would be:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$221              $682              $1,170           $2,513

The following examples include the maximum Fund fees and expenses. Based on these assumptions, your costs would be:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$296              $907              $1,543           $3,252

EXPLANATION OF THE FEES AND EXPENSES TABLES AND EXAMPLES. The purpose of the Fees and Expenses Tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples also reflect the expenses of the separate account and the Funds. Premium taxes may also apply. The examples reflect the annual contract maintenance charge, which is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the guaranteed fixed account.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL STATEMENTS. You can find the financial statements of the Separate Account and Jackson National in the Statement of Additional Information. The financial statements of Jackson National that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson National's financial statements do not bear on the future investment experience of the assets held in the Separate Account. To obtain a copy free of charge, contact us at our Annuity Service Center. Our contact information is on the cover page of this prospectus.

CONDENSED FINANCIAL INFORMATION. An accumulation unit value history is provided in Appendix A. Accumulation units are determined on the basis of changes in the per share value of the relevant underlying Fund and Separate Account charges for the base Contract and the various combinations of optional endorsements.

                              THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson National is a Contract between you, the owner, and Jackson National, an insurance company. The Contract provides a means for allocating on a tax-deferred basis in the guaranteed fixed account, as may be made available by us, or as may be otherwise limited by us, and the Investment Divisions. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The Contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase, and (2) the income phase. Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified contract or a tax-qualified contract will be taxable except to the extent that they represent a partial repayment of the investment in the Contract.

The Contract offers guaranteed fixed account options, as may be made available by us, or as may be otherwise limited by us. The guaranteed fixed account options each offer a minimum interest rate that is guaranteed by Jackson National for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed account, your payments will remain level throughout the entire income phase.

The Contract also offers Investment Divisions. The Investment Divisions are designed to offer the potential for a higher return than the guaranteed fixed account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY. If you put money in the Investment Divisions, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

As the owner, you can exercise all the rights under the Contract. You and your spouse can be joint owners. You can assign the Contract at any time during your lifetime but Jackson National will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.


The Contracts described in this prospectus are flexible premium deferred annuity contracts. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a general description of the Contracts. Your Contract and any endorsements are the controlling documents.


                                JACKSON NATIONAL

Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. Jackson National is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly owned subsidiary of Prudential plc (London, England).

Jackson National has responsibility for administration of the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Contract Owner and the number and type of Contracts issued to each Contract Owner, and records with respect to the value of each Contract.

Jackson National is working to provide documentation electronically. When this program is available, Jackson National will, as permitted, forward documentation electronically. Please contact Jackson National's Annuity Service Center for more information.

                          THE GUARANTEED FIXED ACCOUNT

If you select a guaranteed fixed account, your money will be placed with Jackson National's other assets. The guaranteed fixed account is not registered with the SEC and the SEC does not review the information we provide to you about the guaranteed fixed account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Your Contract contains a more complete description of the available guaranteed fixed account options, as supplemented by our administrative requirements relating to transfers. Both the availability of the guaranteed fixed account options, and transfers into and out of the guaranteed fixed account, may be subject to contractual and administrative requirements. Accordingly, before purchasing a Contract, you should consult your JNL representative with respect to the current availability of the guaranteed fixed account options and their limitations.

                              THE SEPARATE ACCOUNT

The Jackson National Separate Account III was established by Jackson National on October 23, 1997, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National and the obligations under the Contracts are obligations of Jackson National. However, the Contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Jackson National may issue.

The separate account is divided into Investment Divisions. Jackson National does not guarantee the investment performance of the separate account or the Investment Divisions.

                              INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Account at any one time. Each Investment Division purchases the shares of one underlying fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account options. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:


-------------------------------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
-------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

-------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

-------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

-------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND
     Jackson National Asset Management, LLC (and Fred Alger Management, Inc.)

         Seeks long-term capital appreciation by investing at least 65% of its total assets in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock - of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market.

-------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

-------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of securities represented by the Russell 2000(R) Index.

-------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

         Seeks income and capital growth, consistent with reasonable risk by investing 60% of its assets in securities and the remainder in bonds and other debt securities.

-------------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

         Seeks long-term growth of capital by investing in securities issued by medium-sized companies.

-------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

         Seeks long-term total return by investing at least 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.

-------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of securities in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R) Value
         Index at the time of investing.

-------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks long-term total growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation.

-------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

-------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management)

         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued based on their return on equity.

-------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management)

         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued based on their return on equity.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic corporations.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Morgan Stanley Capital
         International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Lehman Brothers Aggregate Bond
         Index to provide a moderate rate of income by investing in domestic fixed-income investments.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

-------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

-------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large- and mid-capitalization.

-------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment-grade, fixed-income securities of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

-------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks long-term capital growth by investing primarily in a diversified portfolio of common stock of domestic, large-capitalization companies.
         However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation.

-------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital appreciation by investing mainly in common stocks of U.S.
         mid-capitalization companies of a similar size to those in the Russell
         MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

-------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital growth, with income as a secondary objective, by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal market conditions, in equity securities.

-------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and Salomon Brothers Asset Management Inc.)

         Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in securities of foreign insurers.

-------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND
     Jackson National Asset Management, LLC (and Salomon Brothers Asset Management Inc.)

         Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of fixed-income investments.

-------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson National Asset Management, LLC (and Salomon Brothers Asset Management Inc.)

         Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. Government.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large U.S.
         companies selected for their growth potential.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

-------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital and increasing dividend income by investing primarily in a diversified portfolio of common stocks of well-established U.S. growth companies.

-------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of medium-sized
         (mid-cap) U.S. companies which the sub-adviser expects to grow at a faster rate than the average company.

-------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the portfolio manager regards as undervalued.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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

The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Fund may be higher or lower than the result of such mutual funds. We cannot guarantee and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by JNL. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the Investment Divisions that invest in the Fund. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

VOTING RIGHTS. To the extent required by law, Jackson National will obtain from you and other owners of the Contracts instructions as to how to vote when a Fund solicits proxies in conjunction with a vote of shareholders. When Jackson National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.

SUBSTITUTION. Jackson National may be required or determine in its sole discretion to substitute a different mutual Fund for the one in which the Investment Division is currently invested. This will be done with any required approval of the SEC. Jackson National will give you notice of such transactions.

                                CONTRACT CHARGES

There are charges and other expenses associated with the Contracts that reduce the investment return of your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

INSURANCE CHARGES. Each day Jackson National makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.50% of the daily value of the Contracts invested in an Investment Division, after expenses have been deducted. This charge does not apply to the guaranteed fixed account.

These charges are for the mortality risks, expense risks and administrative expenses assumed by Jackson National. We will pay the charges not covered by the insurance charges. These charges compensate us for the risks we assume in connection with all Contracts, not just your Contract. The mortality risks that Jackson National assumes arise from our obligations under the Contracts:

     o to make income payments for the life of the annuitant during the income phase; and

     o to provide both a standard and enhanced death benefits prior to the Income Date.

The expense risk that Jackson National assumes is the risk that our actual cost of administering the Contracts and the Investment Divisions will exceed the amount that we receive from the administration charge and the annual contract maintenance charge.

ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National deducts a $50 annual contract maintenance charge on each anniversary of the date on which your Contract was issued. If you make a complete withdrawal from your Contract, the annual contract maintenance charge will also be deducted. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and guaranteed fixed account options based on the proportion their respective value bears to the Contract Value.

Jackson National will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more. Jackson National may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a Contract Year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs and any transfers we require, or may charge a lesser fee where required by state law.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

OTHER EXPENSES. Jackson National pays the operating expenses of the separate account, including those not covered by the mortality and expense and administrative charge. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. For more information, please see the Fund Operating Expenses table beginning on page 5.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the Contract for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

INCOME TAXES. Jackson National reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. is a wholly owned subsidiary of Jackson National.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, we may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These cash payments, or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided, and the volume and size of the sales of our insurance products. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.

The two primary forms of such compensation paid by the Company are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement and sales volume. Overrides are generally based on a fixed percentage of product sales that currently range from 10 to 50 basis points. Marketing support payments, set by the broker-dealers, among other things, allow us to participate in sales conferences and educational seminars. These payments are generally based on the anticipated level of participation and/or accessibility and the size of the audience.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors, Inc., we are affiliated with the following broker-dealers:

     o    National Planning Corporation,

     o    SII Investments, Inc.,

     o    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

     o    Investment Centers of America, Inc., and

     o    BH Clearing, LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by JNL or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

MINIMUM INITIAL PREMIUM:

     o    $25,000 under most circumstances

     o    The maximum we accept without our prior approval is $1 million.

MINIMUM ADDITIONAL PREMIUMS:

     o    $5,000 for a non-qualified plan Contract

     o    $2,000 for a qualified plan Contract

     o    $50 under the automatic payment plan

You can pay additional premiums at any time during the accumulation phase.

There is a $100 minimum balance requirement for each guaranteed fixed account and Investment Division. We reserve the right to restrict availability or impose restrictions on the guaranteed fixed account. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

ALLOCATIONS OF PREMIUM. When you purchase a Contract, Jackson National will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. The minimum amount you may allocate to a guaranteed fixed account or Investment Division is $100. Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

You may not allocate your money to more than 18 variable options plus the guaranteed fixed account at any one time.

Jackson National will issue your Contract and allocate your first premium within 2 business days after we receive your first premium and all information required by us for purchase of a Contract. If we do not receive all of the required information, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National business day closes when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

CAPITAL PROTECTION PROGRAM. Jackson National offers a Capital Protection program that a Contract Owner may request at issue. Under this program, Jackson National will allocate enough of your premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1 or 3 years, the total premium paid. The rest of the premium will be allocated to the Investment Divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium. This program is available only if the Guaranteed Fixed Account options are available. You should consult your JNL representative with respect to the current availability of guaranteed fixed account options, their limitations, and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Thus, as this example demonstrates, the shorter guarantee periods require allocation of substantially all of your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.


ACCUMULATION UNITS. The Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your Contract, Jackson National uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson National determines the value of an accumulation unit for each of the Investment Divisions. This is done by:


     1. determining the total amount of assets held in the particular Investment Division;

     2. subtracting any insurance charges and any other charges, such as taxes;

     3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.


When you make a premium payment, Jackson National credits your Contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division.


                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS


You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Fixed Account and an Investment Division must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable excess interest adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will credit interest up to the Income Date at the then Current Interest Rate for the Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.


A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

RESTRICTIONS ON TRANSFERS. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

     o    limiting the number of transfers over a period of time;

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

     o    limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change Your PIN at www.jnl.com.

WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization given via an application, the JNL website, or through other means to JNL shall be deemed authorization by you for JNL to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless we are notified by you to the contrary. To notify JNL, please call us at the Service Center number referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by Jackson National at the time and date stated on the electronic acknowledgement Jackson National returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson National will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone the Service Center immediately.

HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Services Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

OUR PROCEDURES. Jackson National has procedures that are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications, and other specific details. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means which was not authorized by you. However, if Jackson National fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

Jackson National does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson National also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege at any time.

Upon notification of the owner's death, any telephone transfer authorization, other than by the surviving joint owners, designated by the owner ceases and Jackson National will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     o    by making either a partial or complete withdrawal, or

     o    by electing to receive income payments.

Your beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a complete withdrawal you will receive:


     1. the value of the Contract on the day your withdrawal request is received by us;


     2.   less any premium tax; and

     3.   less any annual contract maintenance charge.

Your withdrawal request must be in writing. Jackson National will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse Contract holder monies. To minimize the risks, the proceeds will be sent to your last recorded address in our records, to be sure to notify us, in writing with an original signature, of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or Investment Division from which you are making the withdrawal. After your withdrawal, at least $100 must remain in each guaranteed fixed account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 27.

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You will have to pay taxes on the money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to discontinue offering this program in the future.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson National may be required to suspend or delay withdrawals or transfers from an Investment Division when:

     a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     b)   trading on the New York Stock Exchange is restricted;

     c) an emergency exists so that it is not reasonably practicable to dispose of securities in the separate account or determine the division value of its assets; or

     d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed account for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your Contract. The Income Date is the month and year in which those payments begin. You can choose the Income Date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at any time before the Income Date. You must give us notice 7 days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract (or an earlier date if required by law).

At the Income Date, you can choose whether payments will come from the guaranteed fixed account, the Investment Divisions or both. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.

INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the Investment Division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your Contract in the Investment Division(s) on the Income Date;

     2. the 4.5% assumed investment rate used in the annuity table for the Contract; and

     3.   the performance of the Investment Divisions you selected.

Jackson National calculates the dollar amount of the first income payment that you receive from the Investment Divisions. We then use that amount to determine the number of annuity units that you hold in each Investment Division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an Investment Division by the annuity unit value for that Investment Division.

The number of annuity units that you hold in each Investment Division does not change unless you reallocate your Contract Value among the Investment Divisions. The annuity unit value of each Investment Division will vary based on the investment performance of the Fund. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

INCOME OPTIONS. The annuitant is the person whose life we look to when we make income payments. (Each description assumes that you are the owner and annuitant.) The following income options may not be available in all states.

         OPTION 1 - Life Income. This income option provides monthly payments for your life.

         OPTION 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

         OPTION 3 - Life Annuity With 120 or 240 Monthly Fixed Periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         ADDITIONAL OPTIONS - Other income options may be made available by Jackson National.

                                  DEATH BENEFIT

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, proof of death and a completed claim form from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first beneficiary). The difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Lansing, Michigan service center.

DEATH OF OWNER BEFORE THE INCOME DATE. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Jackson National may limit permissible joint owners to spouses.

The death benefit is the greater of:

     1.   the current value of your Contract, or

     2.   the guaranteed minimum death benefit.

     GUARANTEED MINIMUM DEATH BENEFIT.

     o PRIOR TO THE FIRST ANNIVERSARY OF THE CONTRACT ISSUE DATE, the guaranteed minimum death benefit is equal to total premiums minus the sum of total withdrawals, charges and premium taxes incurred in the first Contract year.

     o ON EACH ANNIVERSARY OF THE CONTRACT ISSUE DATE PRIOR TO THE DATE OF DEATH, the guaranteed minimum death benefit is calculated based on your attained age. It is calculated as follows:

          AGES 0 - 70. The greater of:

          a.   the  guaranteed  minimum  death  benefit  on  the  last  Contract
               Anniversary

               i. adjusted for any premiums paid since the last Contract Anniversary

               ii.  minus  the sum of total  withdrawals,  charges  and  premium
                    taxes   incurred   since  the  last   Contract   Anniversary
                    accumulated at 2%

          b.   the current value of the Contract

          AGES 71 - 80. The greater of:

          a.   the  guaranteed  minimum  death  benefit  on  the  last  Contract
               Anniversary

               i. adjusted for any premiums paid since the last Contract Anniversary

               ii. minus the sum of total withdrawals, charges and premium taxes incurred since the last Contract Anniversary

          b.   the current value of the Contract

          AGES 81 AND OLDER.

          a.   the  guaranteed  minimum  death  benefit  on  the  last  Contract
               Anniversary

               i. adjusted for any premiums paid since the last Contract Anniversary

               ii. minus the sum of total withdrawals, charges and premium taxes incurred since the last Contract Anniversary

     o AFTER THE FIRST ANNIVERSARY OF THE CONTRACT ISSUE DATE, AT ANY TIME BETWEEN ANNIVERSARIES, the guaranteed minimum death benefit is equal to:

          a. the guaranteed minimum death benefit on the last Contract Anniversary prior to the date of death

               i. adjusted for any premiums paid since the last Contract Anniversary

               ii. minus the sum of total withdrawals, charges and premium taxes incurred since the last Contract Anniversary

From the time of death of the Owner until the death benefit amount is determined, any amount allocated to an Investment Division will be subject to investment risk. This investment risk is borne by the Beneficiary(ies).

The death benefit can be paid under one of the following death benefit options:

     o    single lump sum payment; or

     o    payment of entire death  benefit  within 5 years of the date of death;
          or

     o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date Jackson National receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the Contract in his/her own name at the then current Contract Value.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive complete forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected. The Contract, and its optional benefits, remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

If you have elected the Preselected Death Benefit Option, the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner die on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the Income Date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the Income Date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase the Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Also loans based on a non-qualified Contract are treated as distributions.

NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a nonqualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts: (1) paid on or after the date you reach age 59 1/2; (2) paid to your beneficiary after you die; (3) paid if you become totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuity, known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity Contract, (ii) the Contract Owner had no liability for the fees and
(iii) the fees were paid solely from the annuity Contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

DEATH BENEFITS. None of the death benefits paid under the Contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL. The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT. An assignment of a Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson National regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer Funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 50 Investment Divisions and 2 Fixed Account options, although a Contract Owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

WITHHOLDING. In general, distributions from a Contract are subject to 10% federal income tax withholding unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

         (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

         (b)  a required minimum distribution;

         (c)  a hardship withdrawal; or

         (d)  the non-taxable portion of a distribution.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. You can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and the other guaranteed fixed account options from the one-year guaranteed fixed account or any of the other Investment Divisions. If the guaranteed fixed account options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. This theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase. The more volatile Investment Divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one-year guaranteed fixed account option, if currently available, and the JNL/Select Money Market Fund).

REBALANCING. You can arrange to have Jackson National automatically reallocate your Contract Value among Investment Divisions and the one-year guaranteed fixed account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

Jackson National does not currently charge for participation in this program. We may do so in the future.

FREE LOOK. You may return your Contract to the selling agent or Jackson National within 20 days (or whatever period is required by your state) after receiving it. Jackson National will return the Contract Value in the Investment Division plus any fees and expenses deducted from the premiums allocated to the Investment Divisions plus the full amount of premiums you allocated to the guaranteed fixed account (if available). We will determine the Contract Value in the Investment Divisions on the date we receive your request if you mail it to us or the date you return it to the selling agent. Jackson National will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

ADVERTISING. From time to time, Jackson National may advertise several types of performance for the Investment Divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the annual contract maintenance charge. The deduction of the Contract maintenance would reduce the percentage increase or make greater any percentage decrease.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved Contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National may approve a change to or waive a provision of the Contract. Any change or waiver must be in writing. Jackson National may change the terms of the Contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National.

LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.


--------------------------------------------------------------------------------
QUESTIONS. If you have questions about your Contract, you may call or write to us at:

o Jackson National Life Annuity Service Center: (800) 766-4683, P.O. Box 17240, Denver, Colorado 80217-0240

o Institutional Marketing Group Service Center: (800) 777-7779, P.O. Box 30392, Lansing, Michigan 48909-7892

--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History ...........................................2

Services ..................................................................2

Purchase of Securities Being Offered ......................................3

Underwriters ..............................................................3

Calculation of Performance ................................................3

Additional Tax Information ................................................5

Net Investment Factor ....................................................17


Condensed Financial Information ..........................................19

                                   APPENDIX A

                            ACCUMULATION UNIT VALUES



The following table reflects the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated
- for a Contract. This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Complete condensed financial information about the Separate Account, including the footnotes with the beginning dates of activity for each Investment Division under the Contract, is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.


With this table, please note the following changes with the Investment Divisions. Effective October 4, 2004, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

     JNL/PPM America High Yield Bond TO JNL/Salomon Brothers High Yield Bond
                  JNL/PPM America Balanced TO JNL/Select Balanced
             JNL/PPM America Money Market TO JNL/Select Money Market
                    JNL/PPM America Value TO JNL/Select Value
      JNL/S&P Conservative Growth Fund I TO JNL/S&P Managed Moderate Growth
            JNL/S&P Moderate Growth Fund I TO JNL/S&P Managed Growth
      JNL/S&P Aggressive Growth Fund I TO JNL/S&P Managed Aggressive Growth


Also effective October 4, 2004: the JNL/Salomon Brothers Balanced Fund MERGED INTO the JNL/Select Balanced Fund; the JNL/S&P Core Index 100 Fund MERGED INTO the JNL/S&P Managed Growth Fund; and all of the JNL/S&P Equity Aggressive Growth Fund I, JNL/S&P Equity Growth Fund I, JNL/S&P Very Aggressive Growth Fund I, JNL/S&P Core Index 50 Fund, and JNL/S&P Core Index 75 Fund MERGED INTO the JNL/S&P Managed Aggressive Growth Fund.

Effective May 2, 2005, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):


                 JNL/Putnam International Equity TO JNL/JPMorgan International Equity

                  JNL/Alliance Capital Growth TO JNL/T. Rowe Price Established Growth

 JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector TO JNL/Mellon Capital Management Healthcare Sector
                                                                --
          JNL/Mellon Capital Management Energy Sector TO JNL/Mellon Capital Management Oil & Gas Sector

Effective May 2, 2005, the JNL Variable Fund III LLC - JNL/Mellon Capital Management The DowSM 10 Fund MERGED into the JNL Variable Fund LLC - JNL/Mellon Capital Management JNL 5 Fund.


Also effective May 2, 2005, the Separate Account has these new Investment Divisions, on which no accumulation unit information is available yet: JNL/AIM Real Estate; JNL/Franklin Templeton Small Cap Value; and JNL/Goldman Sachs Mid Cap Value.

ACCUMULATION UNIT VALUES
BASE CONTRACT - M&E 1.50%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap
Growth Division5

  Accumulation unit value:
    Beginning of period                    $12.34          $9.25           $13.37         $19.44          $24.96
    End of period                          $13.58          $12.34          $9.25          $13.37          $19.44
  Accumulation units outstanding
  at the end of period                    538,606         692,407         841,962        1,102,790      1,363,778

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Select Large Cap
Growth Division5

  Accumulation unit value:
    Beginning of period                    $13.03          $10.00
    End of period                          $24.96          $13.03
  Accumulation units outstanding
  at the end of period                    958,597         147,588






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth
Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,306            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/FMR Capital Growth
Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth
Division5

  Accumulation unit value:
    Beginning of period                    $8.97           $7.35           $10.23         $13.58          $16.87
    End of period                          $9.84           $8.97           $7.35          $10.23          $13.58
  Accumulation units outstanding
  at the end of period                    366,316         504,546         743,815        1,428,717      1,429,517

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Select Global Growth
Division5

  Accumulation unit value:
    Beginning of period                    $10.40          $10.00
    End of period                          $16.87          $10.40
  Accumulation units outstanding
  at the end of period                   1,186,162        157,121






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      960             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Alger Growth Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    424,378           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Eagle Core Equity Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.38           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,034           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Eagle SmallCap Equity
Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    681,312           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Select Balanced Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division5

  Accumulation unit value:
    Beginning of period                    $8.17           $6.52           $8.71          $11.80          $14.57
    End of period                          $9.09           $8.17           $6.52           $8.71          $11.80
  Accumulation units outstanding
  at the end of period                    489,979         601,004         759,585        1,077,850      1,280,526

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Putnam Equity Division5

  Accumulation unit value:
    Beginning of period                    $11.43          $10.00
    End of period                          $14.57          $11.43
  Accumulation units outstanding
  at the end of period                    885,116         205,520

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.30           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/PPM America High
Yield Bond Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division5

  Accumulation unit value:
    Beginning of period                    $11.05          $11.16          $11.21         $11.01          $10.56
    End of period                          $10.97          $11.05          $11.16         $11.21          $11.01
  Accumulation units outstanding
  at the end of period                    428,197         394,327        2,581,638       3,489,306      3,872,725

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Select Money Market Division5

  Accumulation unit value:
    Beginning of period                    $10.24          $10.00
    End of period                          $10.56          $10.24
  Accumulation units outstanding
  at the end of period                   2,478,280        206,487

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity Division5

  Accumulation unit value:
    Beginning of period                    $9.20           $7.50           $9.49          $10.29          $9.76
    End of period                          $9.94           $9.20           $7.50           $9.49          $10.29
  Accumulation units outstanding
  at the end of period                    572,643         746,206         857,688        1,060,109       959,018

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Putnam Value Equity Division5

  Accumulation unit value:
    Beginning of period                    $10.02          $10.00
    End of period                          $9.76           $10.02
  Accumulation units outstanding
  at the end of period                    773,947         218,997






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers
Strategic Bond Division5

  Accumulation unit value:
    Beginning of period                    $13.14          $11.75          $11.01         $10.46          $9.91
    End of period                          $13.84          $13.14          $11.75         $11.01          $10.46
  Accumulation units outstanding
  at the end of period                    239,268         223,316         195,636         189,768        225,791

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Salomon Brothers
Strategic Bond Division5

  Accumulation unit value:
    Beginning of period                    $9.87           $10.00
    End of period                          $9.91           $9.87
  Accumulation units outstanding
  at the end of period                    142,600          94,907

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers
U.S. Government & Quality Bond Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.34           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,328           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Salomon Brothers
U.S. Government & Quality Bond Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.94           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     57,571           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/T. Rowe Price Established
Growth Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division5

  Accumulation unit value:
    Beginning of period                    $8.50           $6.71           $8.58          $10.93          $12.90
    End of period                          $9.74           $8.50           $6.71           $8.58          $10.93
  Accumulation units outstanding
  at the end of period                    240,030         313,057         361,387         526,524        368,459

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/JPMorgan International
Equity Division5

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00
    End of period                          $12.90          $9.91
  Accumulation units outstanding
  at the end of period                    209,556          61,410






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division5

  Accumulation unit value:
    Beginning of period                    $13.55          $9.92           $12.90         $13.30          $12.60
    End of period                          $15.76          $13.55          $9.92          $12.90          $13.30
  Accumulation units outstanding
  at the end of period                    550,002         570,497         533,930         690,219        787,379

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division5

  Accumulation unit value:
    Beginning of period                    $10.31          $10.00
    End of period                          $12.60          $10.31
  Accumulation units outstanding
  at the end of period                    415,659         129,491

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital
Growth Division5

  Accumulation unit value:
    Beginning of period                    $8.84           $7.22           $10.62         $12.62          $15.55
    End of period                          $9.26           $8.84           $7.22          $10.62          $12.62
  Accumulation units outstanding
  at the end of period                    421,444         517,723         608,840         890,440        995,023

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Alliance Capital
Growth Division5

  Accumulation unit value:
    Beginning of period                    $12.31          $10.00
    End of period                          $15.55          $12.31
  Accumulation units outstanding
  at the end of period                    615,807          80,806






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division5

  Accumulation unit value:
    Beginning of period                    $7.95           $5.79           $8.00          $10.21          $12.24
    End of period                          $9.60           $7.95           $5.79           $8.00          $10.21
  Accumulation units outstanding
  at the end of period                    281,611         198,040         134,208         128,326        148,551

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/JPMorgan International
Value Division5

  Accumulation unit value:
    Beginning of period                    $9.01           $10.00
    End of period                          $12.24          $9.01
  Accumulation units outstanding
  at the end of period                     78,494          6,345

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division5

  Accumulation unit value:
    Beginning of period                    $13.57          $13.14          $12.26         $11.35          $10.32
    End of period                          $13.96          $13.57          $13.14         $12.26          $11.35
  Accumulation units outstanding
  at the end of period                    951,111        1,133,980       1,361,808       1,061,846       677,074

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/PIMCO Total Return
Bond Division5

  Accumulation unit value:
    Beginning of period                    $10.50          $10.00
    End of period                          $10.32          $10.50
  Accumulation units outstanding
  at the end of period                    506,433         235,487






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Janus Growth & Income
Division5

  Accumulation unit value:
    Beginning of period                    $5.28           $5.28           $6.85           $8.04          $8.93
    End of period                          $6.37           $6.49           $5.28           $6.85          $8.04
  Accumulation units outstanding
  at the end of period                       -            803,458         868,940        1,076,144      1,015,146

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Janus Growth & Income
Division5

  Accumulation unit value:
    Beginning of period                    $8.63           $10.00
    End of period                          $8.93           $8.63
  Accumulation units outstanding
  at the end of period                    531,964         171,838

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Value Division5

  Accumulation unit value:
    Beginning of period                    $12.37          $9.05           $11.09          $9.60          $8.36
    End of period                          $14.06          $12.37          $9.05          $11.09          $9.60
  Accumulation units outstanding
  at the end of period                    454,172         490,762         456,001         408,093        349,115

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Lazard Small Cap
Value Division5

  Accumulation unit value:
    Beginning of period                    $8.32           $10.00
    End of period                          $8.36           $8.32
  Accumulation units outstanding
  at the end of period                    181,352          39,767






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division5

  Accumulation unit value:
    Beginning of period                    $13.42          $10.57          $12.49         $11.20          $9.07
    End of period                          $16.49          $13.42          $10.57         $12.49          $11.20
  Accumulation units outstanding
  at the end of period                    453,633         528,274         456,258         446,452        366,780

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Lazard Mid Cap Value
Division5

  Accumulation unit value:
    Beginning of period                    $8.78           $10.00
    End of period                          $9.07           $8.78
  Accumulation units outstanding
  at the end of period                    171,410          52,028

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers
Balanced Division5

  Accumulation unit value:
    Beginning of period                    $11.00          $9.54           $10.44         $10.65          $9.99
    End of period                          $11.25          $11.00          $9.54          $10.44          $10.65
  Accumulation units outstanding
  at the end of period                       -            571,985         496,500         526,216        422,854

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Salomon Brothers
Balanced Division5

  Accumulation unit value:
    Beginning of period                    $10.14          $10.00
    End of period                          $9.99           $10.14
  Accumulation units outstanding
  at the end of period                    377,698         132,312






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers
High Yield Bond Division5

  Accumulation unit value:
    Beginning of period                    $12.09          $9.75           $9.36           $9.02          $9.61
    End of period                          $12.89          $12.09          $9.75           $9.36          $9.02
  Accumulation units outstanding
  at the end of period                    468,183         527,018         662,941         526,109        530,062

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Salomon Brothers
High Yield Bond Division5

  Accumulation unit value:
    Beginning of period                    $9.93           $10.00
    End of period                          $9.61           $9.93
  Accumulation units outstanding
  at the end of period                    486,613         210,063

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,185            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division475

  Accumulation unit value:
    Beginning of period                    $10.08          $10.00           N/A             N/A            N/A
    End of period                          $10.04          $10.08           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,784             -              N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM Technology Sector
Division475

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division475

  Accumulation unit value:
    Beginning of period                    $10.22          $10.00           N/A             N/A            N/A
    End of period                          $10.42          $10.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,826          1,492            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM Healthcare Sector
Division475

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division475

  Accumulation unit value:
    Beginning of period                    $10.23          $10.00           N/A             N/A            N/A
    End of period                          $11.44          $10.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,974           493             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM Financial Sector
Division475

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division475

  Accumulation unit value:
    Beginning of period                    $10.54          $10.00           N/A             N/A            N/A
    End of period                          $13.84          $10.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,418           684             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division475

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division475

  Accumulation unit value:
    Beginning of period                    $10.18          $10.00           N/A             N/A            N/A
    End of period                          $11.04          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,294            496             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division475

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division475

  Accumulation unit value:
    Beginning of period                    $10.68          $10.00           N/A             N/A            N/A
    End of period                          $12.38          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,269             -              N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM Communications
Sector Division475

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM The DowSM 10
Division III18

  Accumulation unit value:
    Beginning of period                    $9.52           $7.75           $8.73           $9.16          $8.88
    End of period                          $9.63           $9.52           $7.75           $8.73          $9.16
  Accumulation units outstanding
  at the end of period                    600,260         507,880         305,788         205,498        154,301

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM The DowSM 10
Division III18

  Accumulation unit value:
    Beginning of period                    $10.00           N/A
    End of period                          $8.88            N/A
  Accumulation units outstanding
  at the end of period                     42,257           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division19

  Accumulation unit value:
    Beginning of period                    $7.20           $5.47           $7.86          $10.93          $10.00
    End of period                          $8.41           $7.20           $5.47           $7.86          $10.93
  Accumulation units outstanding
  at the end of period                    157,610         174,036         139,600         222,689        172,864

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Putnam Midcap Growth
Division19

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,635            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/FMR Balanced Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.29           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     73,976           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/T. Rowe Price Value
Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     67,091           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM S&P 500 Index Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.30           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,414           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     43,018           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM Small Cap Index
Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,995           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM International
Index Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,667           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM Bond Index Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division27

  Accumulation unit value:
    Beginning of period                    $10.12          $7.31           $9.55          $10.00           N/A
    End of period                          $11.76          $10.12          $7.31           $9.55           N/A
  Accumulation units outstanding
  at the end of period                    296,055         184,089         114,151         110,367          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Oppenheimer Global
Growth Division27

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division27

  Accumulation unit value:
    Beginning of period                    $7.87           $6.79           $9.22          $10.00           N/A
    End of period                          $8.08           $7.87           $6.79           $9.22           N/A
  Accumulation units outstanding
  at the end of period                     85,198          82,999          46,680         28,414           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Oppenheimer Growth Division27

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                    $9.79           $7.65           $10.41         $10.00           N/A
    End of period                          $10.61          $9.79           $7.65          $10.41           N/A
  Accumulation units outstanding
  at the end of period                    227,412         134,552          21,263          7,657           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/AIM Large Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                    $10.94          $8.02           $11.21         $10.00           N/A
    End of period                          $11.52          $10.94          $8.02          $11.21           N/A
  Accumulation units outstanding
  at the end of period                    135,013          99,268          28,242          1,405           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/AIM Small Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division30

  Accumulation unit value:
    Beginning of period                    $9.13           $7.55           $10.68         $10.00           N/A
    End of period                          $8.93           $9.13           $7.55          $10.68           N/A
  Accumulation units outstanding
  at the end of period                       -             83,494          24,313           472            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/AIM Premier Equity
II Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Value Division580

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,770           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Select Value Division580

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division706

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,944            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM VIP Division706

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division678

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.00           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,396           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM JNL 5 Division678

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,302,989          N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.00           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,857,507          N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Managed Growth
Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.10           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,335,353          N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.22           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Very Aggressive
Growth Division I569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth
Division I569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.19           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Equity Growth
Division I569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.21           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Equity Aggressive
Growth Division I569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Conservative
Growth Division II5

  Accumulation unit value:
    Beginning of period                    $9.39           $7.89           $9.18          $10.02          $10.80
    End of period                          $9.37           $9.39           $7.89           $9.18          $10.02
  Accumulation units outstanding
  at the end of period                       -           1,406,981       1,500,626       1,329,841       970,385

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Conservative
Growth Division II5

  Accumulation unit value:
    Beginning of period                    $9.44           $10.00
    End of period                          $10.80          $9.44
  Accumulation units outstanding
  at the end of period                    602,879         180,307






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Moderate Growth
Division II5

  Accumulation unit value:
    Beginning of period                    $10.13          $8.35           $10.04         $11.26          $12.23
    End of period                          $10.12          $10.13          $8.35          $10.04          $11.26
  Accumulation units outstanding
  at the end of period                       -           1,908,212       1,972,821       1,776,212      1,588,367

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Moderate Growth
Division II5

  Accumulation unit value:
    Beginning of period                    $10.11          $10.00
    End of period                          $12.23          $10.11
  Accumulation units outstanding
  at the end of period                    854,501         282,366

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Aggressive Growth
Division II5

  Accumulation unit value:
    Beginning of period                    $9.34           $7.52           $9.71          $11.29          $12.60
    End of period                          $9.32           $9.34           $7.52           $9.71          $11.29
  Accumulation units outstanding
  at the end of period                       -            408,574         524,309         615,727        554,148

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Aggressive Growth
Division II5

  Accumulation unit value:
    Beginning of period                    $9.94           $10.00
    End of period                          $12.60          $9.94
  Accumulation units outstanding
  at the end of period                    268,049          26,852






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division II5

  Accumulation unit value:
    Beginning of period                    $10.38          $8.21           $11.16         $12.87          $14.99
    End of period                          $10.39          $10.38          $8.21          $11.16          $12.87
  Accumulation units outstanding
  at the end of period                       -            203,859         231,091         283,250        341,631

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Very Aggressive
Growth Division II5

  Accumulation unit value:
    Beginning of period                    $10.68          $10.00
    End of period                          $14.99          $10.68
  Accumulation units outstanding
  at the end of period                    208,299          14,476

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth
Division II5

  Accumulation unit value:
    Beginning of period                    $9.06           $7.23           $9.93          $11.78          $13.34
    End of period                          $9.04           $9.06           $7.23           $9.93          $11.78
  Accumulation units outstanding
  at the end of period                       -            705,253         745,979         946,070        954,582

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Equity Growth
Division II5

  Accumulation unit value:
    Beginning of period                    $9.93           $10.00
    End of period                          $13.34          $9.93
  Accumulation units outstanding
  at the end of period                    354,886          60,447






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division II5

  Accumulation unit value:
    Beginning of period                    $9.85           $7.80           $10.59         $12.33          $14.10
    End of period                          $9.84           $9.85           $7.80          $10.59          $12.33
  Accumulation units outstanding
  at the end of period                       -            158,394         193,453         267,003        281,652

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Equity Aggressive
Growth Division II5

  Accumulation unit value:
    Beginning of period                    $10.25          $10.00
    End of period                          $14.10          $10.25
  Accumulation units outstanding
  at the end of period                     67,079          21,850

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.22           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Core Index 50 Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100
Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.21           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Core Index 100
Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.22           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Core Index 75 Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division697

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.22           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     61,795           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Managed Conservative
Division697

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division707

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.20           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,006           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Managed Moderate
Division707

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A


                       STATEMENT OF ADDITIONAL INFORMATION



                                   MAY 2, 2005



                      INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
                  FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT III

                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)



This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 2, 2005. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P. O. Box 17240, Denver, Colorado 80217-0240, or calling 1-800-766-4683.





                                TABLE OF CONTENTS
                                                                       PAGE


General Information and History...........................................2
Services..................................................................2
Purchase of Securities Being Offered......................................3
Underwriters..............................................................3
Calculation of Performance................................................3
Additional Tax Information................................................5
Net Investment Factor ...................................................17
Condensed Financial Information .........................................19

GENERAL INFORMATION AND HISTORY

Jackson National Separate Account III (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National). Jackson National is a wholly owned subsidiary of Brooke Life Insurance Company, and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND THE S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SERVICES

Jackson National keeps the assets of the Separate Account. Jackson National holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.


The financial statements of Jackson National Separate Account III and Jackson National for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Jackson National Life Insurance Company's audit report refers to the adoption effective January 1, 2004 of the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.


PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 East Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National.


The aggregate amount of underwriting commissions paid to broker/dealers was $7,145,657 in 2002, $3,346,290 in 2003, and $5,455,413 in 2004. JNLD did not
retain any portion of the commissions.


CALCULATION OF PERFORMANCE


When Jackson National advertises performance for an Investment Division (except the JNL/Select Money Market Division (formerly, JNL/PPM Select Money Market Division)), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.


Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the Contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Jackson National may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding Fund has been in existence for longer than the Investment Division, the non-standardized total return quotations will show the investment performance the Investment Division would have achieved (reduced by the applicable charges) had it been invested in the Fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                                    [OBJECT OMITTED]

Where:

         a        =        net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
         b        =        expenses for the Investment Division accrued for the period (net of reimbursements).
         c        =        the average daily number of accumulation units outstanding during the period.
         d        =        the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.


Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Fund, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.


ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.


JACKSON NATIONAL'S TAX STATUS

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

TAXATION OF ANNUITY CONTRACTS IN GENERAL


Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson National intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.


Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 49 Investment Divisions and 2 Fixed Account options although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30 day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.


Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS


The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.


PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity Contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005, and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of 100% of the participant's includible compensation, or the elective deferral limitation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will by $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

               o    attains age 70 1/2,

               o    severs employment,

               o    dies, or

               o suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an investment division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

         (a) is the net result of:

                  (1) the net asset value of a Fund share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

                  (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

         (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

         (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater or less than or equal to one, and the factor that offsets the investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

                            ACCUMULATION UNIT VALUES


The following table reflects the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated
- for a Contract. This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Complete condensed financial information about the Separate Account, including the footnotes with the beginning dates of activity for each Investment Division under the Contract, is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

With this table, please note the following changes with the Investment Divisions. Effective October 4, 2004, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):


                      JNL/PPM America High Yield Bond TO JNL/Salomon Brothers High Yield Bond
                 JNL/PPM America Balanced TO JNL/Select Balanced
             JNL/PPM America Money Market TO JNL/Select Money Market
                    JNL/PPM America Value TO JNL/Select Value
      JNL/S&P Conservative Growth Fund I TO JNL/S&P Managed Moderate Growth
                             JNL/S&P Moderate Growth Fund I TO JNL/S&P Managed Growth
                       JNL/S&P Aggressive Growth Fund I TO JNL/S&P Managed Aggressive Growth

Also effective October 4, 2004: the JNL/Salomon Brothers Balanced Fund MERGED INTO the JNL/Select Balanced Fund; the JNL/S&P Core Index 100 Fund MERGED INTO the JNL/S&P Managed Growth Fund; and all of the JNL/S&P Equity Aggressive Growth Fund I, JNL/S&P Equity Growth Fund I, JNL/S&P Very Aggressive Growth Fund I, JNL/S&P Core Index 50 Fund, and JNL/S&P Core Index 75 Fund MERGED INTO the JNL/S&P Managed Aggressive Growth Fund.

Effective May 2, 2005, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):


                       JNL/Putnam International Equity TO JNL/JPMorgan International Equity
                        JNL/Alliance Capital Growth TO JNL/T. Rowe Price Established Growth
 JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector TO JNL/Mellon Capital Management Healthcare Sector
           JNL/Mellon Capital Management Energy Sector TO JNL/Mellon Capital Management Oil & Gas Sector

Effective May 2, 2005, the JNL Variable Fund III LLC - JNL/Mellon Capital Management The DowSM 10 Fund MERGED into the JNL Variable Fund LLC - JNL/Mellon Capital Management JNL 5 Fund.

Also effective May 2, 2005, the Separate Account has these new Investment Divisions, on which no accumulation unit information is available yet: JNL/AIM Real Estate; JNL/Franklin Templeton Small Cap Value; and JNL/Goldman Sachs Mid Cap Value.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annuitized) under the Contract.

ACCUMULATION UNIT VALUES
BASE CONTRACT - M&E 1.50%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap
Growth Division5

  Accumulation unit value:
    Beginning of period                    $12.34          $9.25           $13.37         $19.44          $24.96
    End of period                          $13.58          $12.34          $9.25          $13.37          $19.44
  Accumulation units outstanding
  at the end of period                    538,606         692,407         841,962        1,102,790      1,363,778

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Select Large Cap
Growth Division5

  Accumulation unit value:
    Beginning of period                    $13.03          $10.00
    End of period                          $24.96          $13.03
  Accumulation units outstanding
  at the end of period                    958,597         147,588






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth
Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,306            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/FMR Capital Growth
Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth
Division5

  Accumulation unit value:
    Beginning of period                    $8.97           $7.35           $10.23         $13.58          $16.87
    End of period                          $9.84           $8.97           $7.35          $10.23          $13.58
  Accumulation units outstanding
  at the end of period                    366,316         504,546         743,815        1,428,717      1,429,517

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Select Global Growth
Division5

  Accumulation unit value:
    Beginning of period                    $10.40          $10.00
    End of period                          $16.87          $10.40
  Accumulation units outstanding
  at the end of period                   1,186,162        157,121






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      960             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Alger Growth Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    424,378           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Eagle Core Equity Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.38           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,034           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Eagle SmallCap Equity
Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    681,312           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Select Balanced Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division5

  Accumulation unit value:
    Beginning of period                    $8.17           $6.52           $8.71          $11.80          $14.57
    End of period                          $9.09           $8.17           $6.52           $8.71          $11.80
  Accumulation units outstanding
  at the end of period                    489,979         601,004         759,585        1,077,850      1,280,526

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Putnam Equity Division5

  Accumulation unit value:
    Beginning of period                    $11.43          $10.00
    End of period                          $14.57          $11.43
  Accumulation units outstanding
  at the end of period                    885,116         205,520

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.30           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/PPM America High
Yield Bond Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division5

  Accumulation unit value:
    Beginning of period                    $11.05          $11.16          $11.21         $11.01          $10.56
    End of period                          $10.97          $11.05          $11.16         $11.21          $11.01
  Accumulation units outstanding
  at the end of period                    428,197         394,327        2,581,638       3,489,306      3,872,725

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Select Money Market Division5

  Accumulation unit value:
    Beginning of period                    $10.24          $10.00
    End of period                          $10.56          $10.24
  Accumulation units outstanding
  at the end of period                   2,478,280        206,487

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity Division5

  Accumulation unit value:
    Beginning of period                    $9.20           $7.50           $9.49          $10.29          $9.76
    End of period                          $9.94           $9.20           $7.50           $9.49          $10.29
  Accumulation units outstanding
  at the end of period                    572,643         746,206         857,688        1,060,109       959,018

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Putnam Value Equity Division5

  Accumulation unit value:
    Beginning of period                    $10.02          $10.00
    End of period                          $9.76           $10.02
  Accumulation units outstanding
  at the end of period                    773,947         218,997






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers
Strategic Bond Division5

  Accumulation unit value:
    Beginning of period                    $13.14          $11.75          $11.01         $10.46          $9.91
    End of period                          $13.84          $13.14          $11.75         $11.01          $10.46
  Accumulation units outstanding
  at the end of period                    239,268         223,316         195,636         189,768        225,791

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Salomon Brothers
Strategic Bond Division5

  Accumulation unit value:
    Beginning of period                    $9.87           $10.00
    End of period                          $9.91           $9.87
  Accumulation units outstanding
  at the end of period                    142,600          94,907

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers
U.S. Government & Quality Bond Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.34           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,328           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Salomon Brothers
U.S. Government & Quality Bond Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.94           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     57,571           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/T. Rowe Price Established
Growth Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division5

  Accumulation unit value:
    Beginning of period                    $8.50           $6.71           $8.58          $10.93          $12.90
    End of period                          $9.74           $8.50           $6.71           $8.58          $10.93
  Accumulation units outstanding
  at the end of period                    240,030         313,057         361,387         526,524        368,459

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/JPMorgan International
Equity Division5

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00
    End of period                          $12.90          $9.91
  Accumulation units outstanding
  at the end of period                    209,556          61,410






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division5

  Accumulation unit value:
    Beginning of period                    $13.55          $9.92           $12.90         $13.30          $12.60
    End of period                          $15.76          $13.55          $9.92          $12.90          $13.30
  Accumulation units outstanding
  at the end of period                    550,002         570,497         533,930         690,219        787,379

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division5

  Accumulation unit value:
    Beginning of period                    $10.31          $10.00
    End of period                          $12.60          $10.31
  Accumulation units outstanding
  at the end of period                    415,659         129,491

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital
Growth Division5

  Accumulation unit value:
    Beginning of period                    $8.84           $7.22           $10.62         $12.62          $15.55
    End of period                          $9.26           $8.84           $7.22          $10.62          $12.62
  Accumulation units outstanding
  at the end of period                    421,444         517,723         608,840         890,440        995,023

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Alliance Capital
Growth Division5

  Accumulation unit value:
    Beginning of period                    $12.31          $10.00
    End of period                          $15.55          $12.31
  Accumulation units outstanding
  at the end of period                    615,807          80,806






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division5

  Accumulation unit value:
    Beginning of period                    $7.95           $5.79           $8.00          $10.21          $12.24
    End of period                          $9.60           $7.95           $5.79           $8.00          $10.21
  Accumulation units outstanding
  at the end of period                    281,611         198,040         134,208         128,326        148,551

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/JPMorgan International
Value Division5

  Accumulation unit value:
    Beginning of period                    $9.01           $10.00
    End of period                          $12.24          $9.01
  Accumulation units outstanding
  at the end of period                     78,494          6,345

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division5

  Accumulation unit value:
    Beginning of period                    $13.57          $13.14          $12.26         $11.35          $10.32
    End of period                          $13.96          $13.57          $13.14         $12.26          $11.35
  Accumulation units outstanding
  at the end of period                    951,111        1,133,980       1,361,808       1,061,846       677,074

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/PIMCO Total Return
Bond Division5

  Accumulation unit value:
    Beginning of period                    $10.50          $10.00
    End of period                          $10.32          $10.50
  Accumulation units outstanding
  at the end of period                    506,433         235,487






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Janus Growth & Income
Division5

  Accumulation unit value:
    Beginning of period                    $5.28           $5.28           $6.85           $8.04          $8.93
    End of period                          $6.37           $6.49           $5.28           $6.85          $8.04
  Accumulation units outstanding
  at the end of period                       -            803,458         868,940        1,076,144      1,015,146

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Janus Growth & Income
Division5

  Accumulation unit value:
    Beginning of period                    $8.63           $10.00
    End of period                          $8.93           $8.63
  Accumulation units outstanding
  at the end of period                    531,964         171,838

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Value Division5

  Accumulation unit value:
    Beginning of period                    $12.37          $9.05           $11.09          $9.60          $8.36
    End of period                          $14.06          $12.37          $9.05          $11.09          $9.60
  Accumulation units outstanding
  at the end of period                    454,172         490,762         456,001         408,093        349,115

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Lazard Small Cap
Value Division5

  Accumulation unit value:
    Beginning of period                    $8.32           $10.00
    End of period                          $8.36           $8.32
  Accumulation units outstanding
  at the end of period                    181,352          39,767






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division5

  Accumulation unit value:
    Beginning of period                    $13.42          $10.57          $12.49         $11.20          $9.07
    End of period                          $16.49          $13.42          $10.57         $12.49          $11.20
  Accumulation units outstanding
  at the end of period                    453,633         528,274         456,258         446,452        366,780

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Lazard Mid Cap Value
Division5

  Accumulation unit value:
    Beginning of period                    $8.78           $10.00
    End of period                          $9.07           $8.78
  Accumulation units outstanding
  at the end of period                    171,410          52,028

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers
Balanced Division5

  Accumulation unit value:
    Beginning of period                    $11.00          $9.54           $10.44         $10.65          $9.99
    End of period                          $11.25          $11.00          $9.54          $10.44          $10.65
  Accumulation units outstanding
  at the end of period                       -            571,985         496,500         526,216        422,854

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Salomon Brothers
Balanced Division5

  Accumulation unit value:
    Beginning of period                    $10.14          $10.00
    End of period                          $9.99           $10.14
  Accumulation units outstanding
  at the end of period                    377,698         132,312






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers
High Yield Bond Division5

  Accumulation unit value:
    Beginning of period                    $12.09          $9.75           $9.36           $9.02          $9.61
    End of period                          $12.89          $12.09          $9.75           $9.36          $9.02
  Accumulation units outstanding
  at the end of period                    468,183         527,018         662,941         526,109        530,062

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Salomon Brothers
High Yield Bond Division5

  Accumulation unit value:
    Beginning of period                    $9.93           $10.00
    End of period                          $9.61           $9.93
  Accumulation units outstanding
  at the end of period                    486,613         210,063

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,185            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division475

  Accumulation unit value:
    Beginning of period                    $10.08          $10.00           N/A             N/A            N/A
    End of period                          $10.04          $10.08           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,784             -              N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM Technology Sector
Division475

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division475

  Accumulation unit value:
    Beginning of period                    $10.22          $10.00           N/A             N/A            N/A
    End of period                          $10.42          $10.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,826          1,492            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM Healthcare Sector
Division475

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division475

  Accumulation unit value:
    Beginning of period                    $10.23          $10.00           N/A             N/A            N/A
    End of period                          $11.44          $10.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,974           493             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM Financial Sector
Division475

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division475

  Accumulation unit value:
    Beginning of period                    $10.54          $10.00           N/A             N/A            N/A
    End of period                          $13.84          $10.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,418           684             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division475

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division475

  Accumulation unit value:
    Beginning of period                    $10.18          $10.00           N/A             N/A            N/A
    End of period                          $11.04          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,294            496             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division475

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division475

  Accumulation unit value:
    Beginning of period                    $10.68          $10.00           N/A             N/A            N/A
    End of period                          $12.38          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,269             -              N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM Communications
Sector Division475

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM The DowSM 10
Division III18

  Accumulation unit value:
    Beginning of period                    $9.52           $7.75           $8.73           $9.16          $8.88
    End of period                          $9.63           $9.52           $7.75           $8.73          $9.16
  Accumulation units outstanding
  at the end of period                    600,260         507,880         305,788         205,498        154,301

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM The DowSM 10
Division III18

  Accumulation unit value:
    Beginning of period                    $10.00           N/A
    End of period                          $8.88            N/A
  Accumulation units outstanding
  at the end of period                     42,257           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division19

  Accumulation unit value:
    Beginning of period                    $7.20           $5.47           $7.86          $10.93          $10.00
    End of period                          $8.41           $7.20           $5.47           $7.86          $10.93
  Accumulation units outstanding
  at the end of period                    157,610         174,036         139,600         222,689        172,864

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Putnam Midcap Growth
Division19

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,635            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/FMR Balanced Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.29           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     73,976           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/T. Rowe Price Value
Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     67,091           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM S&P 500 Index Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.30           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,414           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     43,018           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM Small Cap Index
Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,995           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM International
Index Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,667           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM Bond Index Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division27

  Accumulation unit value:
    Beginning of period                    $10.12          $7.31           $9.55          $10.00           N/A
    End of period                          $11.76          $10.12          $7.31           $9.55           N/A
  Accumulation units outstanding
  at the end of period                    296,055         184,089         114,151         110,367          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Oppenheimer Global
Growth Division27

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division27

  Accumulation unit value:
    Beginning of period                    $7.87           $6.79           $9.22          $10.00           N/A
    End of period                          $8.08           $7.87           $6.79           $9.22           N/A
  Accumulation units outstanding
  at the end of period                     85,198          82,999          46,680         28,414           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Oppenheimer Growth Division27

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                    $9.79           $7.65           $10.41         $10.00           N/A
    End of period                          $10.61          $9.79           $7.65          $10.41           N/A
  Accumulation units outstanding
  at the end of period                    227,412         134,552          21,263          7,657           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/AIM Large Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                    $10.94          $8.02           $11.21         $10.00           N/A
    End of period                          $11.52          $10.94          $8.02          $11.21           N/A
  Accumulation units outstanding
  at the end of period                    135,013          99,268          28,242          1,405           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/AIM Small Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division30

  Accumulation unit value:
    Beginning of period                    $9.13           $7.55           $10.68         $10.00           N/A
    End of period                          $8.93           $9.13           $7.55          $10.68           N/A
  Accumulation units outstanding
  at the end of period                       -             83,494          24,313           472            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/AIM Premier Equity
II Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Value Division580

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,770           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/Select Value Division580

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division706

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,944            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM VIP Division706

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division678

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.00           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,396           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/MCM JNL 5 Division678

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,302,989          N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.00           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,857,507          N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Managed Growth
Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.10           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,335,353          N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.22           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Very Aggressive
Growth Division I569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth
Division I569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.19           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Equity Growth
Division I569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.21           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Equity Aggressive
Growth Division I569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Conservative
Growth Division II5

  Accumulation unit value:
    Beginning of period                    $9.39           $7.89           $9.18          $10.02          $10.80
    End of period                          $9.37           $9.39           $7.89           $9.18          $10.02
  Accumulation units outstanding
  at the end of period                       -           1,406,981       1,500,626       1,329,841       970,385

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Conservative
Growth Division II5

  Accumulation unit value:
    Beginning of period                    $9.44           $10.00
    End of period                          $10.80          $9.44
  Accumulation units outstanding
  at the end of period                    602,879         180,307






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Moderate Growth
Division II5

  Accumulation unit value:
    Beginning of period                    $10.13          $8.35           $10.04         $11.26          $12.23
    End of period                          $10.12          $10.13          $8.35          $10.04          $11.26
  Accumulation units outstanding
  at the end of period                       -           1,908,212       1,972,821       1,776,212      1,588,367

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Moderate Growth
Division II5

  Accumulation unit value:
    Beginning of period                    $10.11          $10.00
    End of period                          $12.23          $10.11
  Accumulation units outstanding
  at the end of period                    854,501         282,366

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Aggressive Growth
Division II5

  Accumulation unit value:
    Beginning of period                    $9.34           $7.52           $9.71          $11.29          $12.60
    End of period                          $9.32           $9.34           $7.52           $9.71          $11.29
  Accumulation units outstanding
  at the end of period                       -            408,574         524,309         615,727        554,148

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Aggressive Growth
Division II5

  Accumulation unit value:
    Beginning of period                    $9.94           $10.00
    End of period                          $12.60          $9.94
  Accumulation units outstanding
  at the end of period                    268,049          26,852






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division II5

  Accumulation unit value:
    Beginning of period                    $10.38          $8.21           $11.16         $12.87          $14.99
    End of period                          $10.39          $10.38          $8.21          $11.16          $12.87
  Accumulation units outstanding
  at the end of period                       -            203,859         231,091         283,250        341,631

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Very Aggressive
Growth Division II5

  Accumulation unit value:
    Beginning of period                    $10.68          $10.00
    End of period                          $14.99          $10.68
  Accumulation units outstanding
  at the end of period                    208,299          14,476

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth
Division II5

  Accumulation unit value:
    Beginning of period                    $9.06           $7.23           $9.93          $11.78          $13.34
    End of period                          $9.04           $9.06           $7.23           $9.93          $11.78
  Accumulation units outstanding
  at the end of period                       -            705,253         745,979         946,070        954,582

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Equity Growth
Division II5

  Accumulation unit value:
    Beginning of period                    $9.93           $10.00
    End of period                          $13.34          $9.93
  Accumulation units outstanding
  at the end of period                    354,886          60,447






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division II5

  Accumulation unit value:
    Beginning of period                    $9.85           $7.80           $10.59         $12.33          $14.10
    End of period                          $9.84           $9.85           $7.80          $10.59          $12.33
  Accumulation units outstanding
  at the end of period                       -            158,394         193,453         267,003        281,652

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Equity Aggressive
Growth Division II5

  Accumulation unit value:
    Beginning of period                    $10.25          $10.00
    End of period                          $14.10          $10.25
  Accumulation units outstanding
  at the end of period                     67,079          21,850

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.22           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Core Index 50 Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100
Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.21           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Core Index 100
Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.22           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Core Index 75 Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division697

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.22           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     61,795           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Managed Conservative
Division697

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division707

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.20           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,006           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            1999            1998
                                            ----            ----

JNL/S&P Managed Moderate
Division707

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A


1-September 16, 1996            85-April 1, 2002                169-August 14, 2002             253-January 16, 2003
2-April 1, 1998                 86-April 2, 2002                170-August 15, 2002             254-January 17, 2003
3-April 8, 1998                 87-April 3, 2002                171-August 16, 2002             255-January 21, 2003
4-April 9, 1998                 88-April 4, 2002                172-August 19, 2002             256-January 22, 2003
5-April 13, 1998                89-April 8, 2002                173-August 20, 2002             257-January 24, 2003
6-April 15, 1998                90-April 9, 2002                174-August 23, 2002             258-January 27, 2003
7-January 21, 1999              91-April 10, 2002               175-August 26, 2002             259-January 28, 2003
8-January 29, 1999              92-April 11, 2002               176-August 28, 2002             260-January 30, 2003
9-February 9, 1999              93-April 12, 2002               177-August 29, 2002             261-January 31, 2003
10-March 22, 1999               94-April 15, 2002               178-August 30, 2002             262-February 3, 2003
11-April 1, 1999                95-April 16, 2002               179-September 3, 2002           263-February 4, 2003
12-April 8, 1999                96-April 17, 2002               180-September 4, 2002           264-February 5, 2003
13-April 9, 1999                97-April 18, 2002               181-September 5, 2002           265-February 6, 2003
14-April 13, 1999               98-April 19, 2002               182-September 6, 2002           266-February 7, 2003
15-April 15, 1999               99-April 22, 2002               183-September 10, 2002          267-February 12, 2003
16-April 22, 1999               100-April 23, 2002              184-September 11, 2002          268-February 13, 2003
17-July 2, 1999                 101-April 24, 2002              185-September 12, 2002          269-February 14, 2003
18-August 16, 1999              102-April 25, 2002              186-September 13, 2002          270-February 18, 2003
19-May 1, 2000                  103-April 26, 2002              187-September 16, 2002          271-February 19, 2003
20-November 3, 2000             104-April 29, 2002              188-September 17, 2002          272-February 20, 2003
21-November 17, 2000            105-April 30, 2002              189-September 18, 2002          273-February 21, 2003
22-November 27, 2000            106-May 1, 2002                 190-September 19, 2002          274-February 24, 2003
23-December 14, 2000            107-May 2, 2002                 191-September 20, 2002          275-February 25, 2003
24-December 19, 2000            108-May 3, 2002                 192-September 23, 2002          276-February 26, 2003
25-February 12, 2001            109-May 6, 2002                 193-September 24, 2002          277-February 27, 2003
26-March 28, 2001               110-May 7, 2002                 194-September 25, 2002          278-February 28, 2003
27-May 1, 2001                  111-May 8, 2002                 195-September 26, 2002          279-March 3, 2003
28-June 7, 2001                 112-May 9, 2002                 196-September 27, 2002          280-March 4, 2003
29-August 15, 2001              113-May 10, 2002                197-September 30, 2002          281-March 5, 2003
30-October 29, 2001             114-May 13, 2002                198-October 1, 2002             282-March 6, 2003
31-December 14, 2001            115-May 14, 2002                199-October 2, 2002             283-March 7, 2003
32-January 3, 2002              116-May 15, 2002                200-October 3, 2002             284-March 10, 2003
33-January 7, 2002              117-May 16, 2002                201-October 4, 2002             285-March 11, 2003
34-January 10, 2002             118-May 17, 2002                202-October 7, 2002             286-March 12, 2003
35-January 11, 2002             119-May 20, 2002                203-October 8, 2002             287-March 13, 2003
36-January 14, 2002             120-May 21, 2002                204-October 9, 2002             288-March 14, 2003
37-January 15, 2002             121-May 23, 2002                205-October 10, 2002            289-March 17, 2003
38-January 18, 2002             122-May 24, 2002                206-October 11, 2002            290-March 18, 2003
39-January 22, 2002             123-May 28, 2002                207-October 14, 2002            291-March 19, 2003
40-January 23, 2002             124-May 29, 2002                208-October 15, 2002            292-March 20, 2003
41-January 25, 2002             125-May 30, 2002                209-October 17, 2002            293-March 21, 2003
42-January 28, 2002             126-May 31, 2002                210-October 18, 2002            294-March 24, 2003
43-January 29, 2002             127-June 3, 2002                211-October 21, 2002            295-March 26, 2003
44-January 30, 2002             128-June 4, 2002                212-October 22, 2002            296-March 27, 2003
45-January 31, 2002             129-June 5, 2002                213-October 24, 2002            297-March 28, 2003
46-February 1, 2002             130-June 6, 2002                214-October 25, 2002            298-March 31, 2003
47-February 4, 2002             131-June 7, 2002                215-October 28, 2002            299-April 1, 2003
48-February 5, 2002             132-June 10, 2002               216-October 29, 2002            300-April 2, 2003
49-February 6, 2002             133-June 11, 2002               217-October 31, 2002            301-April 3, 2003
50-February 7, 2002             134-June 12, 2002               218-November 1, 2002            302-April 4, 2003
51-February 8, 2002             135-June 14, 2002               219-November 4, 2002            303-April 7, 2003
52-February 11, 2002            136-June 17, 2002               220-November 5, 2002            304-April 8, 2003
53-February 12, 2002            137-June 20, 2002               221-November 6, 2002            305-April 9, 2003
54-February 13, 2002            138-June 21, 2002               222-November 7, 2002            306-April 10, 2003
55-February 14, 2002            139-June 24, 2002               223-November 8, 2002            307-April 11, 2003
56-February 15, 2002            140-June 25, 2002               224-November 12, 2002           308-April 14, 2003
57-February 19, 2002            141-June 26, 2002               225-November 13, 2002           309-April 15, 2003
58-February 20, 2002            142-June 27, 2002               226-November 14, 2002           310-April 16, 2003
59-February 21, 2002            143-June 28, 2002               227-November 15, 2002           311-April 17, 2003
60-February 22, 2002            144-July 1, 2002                228-November 18, 2002           312-April 21, 2003
61-February 25, 2002            145-July 2, 2002                229-November 19, 2002           313-April 22, 2003
62-February 26, 2002            146-July 3, 2002                230-November 20, 2002           314-April 23, 2003
63-February 27, 2002            147-July 5, 2002                231-November 22, 2002           315-April 24, 2003
64-February 28, 2002            148-July 8, 2002                232-November 25, 2002           316-April 25, 2003
65-March 1, 2002                149-July 9, 2002                233-November 26, 2002           317-April 28, 2003
66-March 4, 2002                150-July 11, 2002               234-November 27, 2002           318-April 29, 2003
67-March 5, 2002                151-July 12, 2002               235-November 29, 2002           319-April 30, 2003
68-March 6, 2002                152-July 15, 2002               236-December 2, 2002            320-May 1, 2003
69-March 7, 2002                153-July 16, 2002               237-December 3, 2002            321-May 2, 2003
70-March 8, 2002                154-July 18, 2002               238-December 5, 2002            322-May 5, 2003
71-March 11, 2002               155-July 22, 2002               239-December 6, 2002            323-May 6, 2003
72-March 12, 2002               156-July 24, 2002               240-December 9, 2002            324-May 7, 2003
73-March 13, 2002               157-July 25, 2002               241-December 16, 2002           325-May 8, 2003
74-March 14, 2002               158-July 26, 2002               242-December 17, 2002           326-May 12, 2003
75-March 15, 2002               159-July 29, 2002               243-December 18, 2002           327-May 13, 2003
76-March 18, 2002               160-July 30, 2002               244-December 19, 2002           328-May 14, 2003
77-March 19, 2002               161-July 31, 2002               245-December 23, 2002           329-May 15, 2003
78-March 20, 2002               162-August 1, 2002              246-December 27, 2002           330-May 19, 2003
79-March 21, 2002               163-August 5, 2002              247-December 30, 2002           331-May 20, 2003
80-March 22, 2002               164-August 6, 2002              248-December 31, 2002           332-May 21, 2003
81-March 25, 2002               165-August 7, 2002              249-January 2, 2003             333-May 22, 2003
82-March 26, 2002               166-August 8, 2002              250-January 3, 2003             334-May 23, 2003
83-March 27, 2002               167-August 12, 2002             251-January 6, 2003             335-May 27, 2003
84-March 28, 2002               168-August 13, 2002             252-January 9, 2003             336-May 28, 2003


337-May 29, 2003                421-September 30, 2003          505-January 29, 2004            589-May 28, 2004
338-May 30, 2003                422-October 1, 2003             506-January 30, 2004            590-June 1, 2004
339-June 2, 2003                423-October 2, 2003             507-February 2, 2004            591-June 2, 2004
340-June 3, 2003                424-October 3, 2003             508-February 3, 2004            592-June 3, 2004
341-June 4, 2003                425-October 4, 2003             509-February 4, 2004            593-June 4, 2004
342-June 5, 2003                426-October 6, 2003             510-February 5, 2004            594-June 7, 2004
343-June 6, 2003                427-October 7, 2003             511-February 6, 2004            595-June 8, 2004
344-June 9, 2003                428-October 8, 2003             512-February 9, 2004            596-June 9, 2004
345-June 10, 2003               429-October 9, 2003             513-February 10, 2004           597-June 10, 2004
346-June 11, 2003               430-October 10, 2003            514-February 11, 2004           598-June 14, 2004
347-June 12, 2003               431-October 13, 2003            515-February 12, 2004           599-June 15, 2004
348-June 13, 2003               432-October 14, 2003            516-February 13, 2004           600-June 16, 2004
349-June 16, 2003               433-October 15, 2003            517-February 17, 2004           601-June 17, 2004
350-June 17, 2003               434-October 16, 2003            518-February 18, 2004           602-June 18, 2004
351-June 18, 2003               435-October 17, 2003            519-February 19, 2004           603-June 21, 2004
352-June 19, 2003               436-October 20, 2003            520-February 20, 2004           604-June 22, 2004
353-June 20, 2003               437-October 21, 2003            521-February 23, 2004           605-June 23, 2004
354-June 23, 2003               438-October 22, 2003            522-February 24, 2004           606-June 24, 2004
355-June 24, 2003               439-October 23, 2003            523-February 25, 2004           607-June 25, 2004
356-June 25, 2003               440-October 24, 2003            524-February 26, 2004           608-June 28, 2004
357-June 26, 2003               441-October 27, 2003            525-February 27, 2004           609-June 29, 2004
358-June 27, 2003               442-October 28, 2003            526-March 1, 2004               610-July 1, 2004
359-June 30, 2003               443-October 29, 2003            527-March 2, 2004               611-July 2, 2004
360-July 1, 2003                444-October 30, 2003            528-March 3, 2004               612-July 6, 2004
361-July 2, 2003                445-October 31, 2003            529-March 4, 2004               613-July 7, 2004
362-July 3, 2003                446-November 3, 2003            530-March 5, 2004               614-July 8, 2004
363-July 7, 2003                447-November 4, 2003            531-March 8, 2004               615-July 9, 2004
364-July 8, 2003                448-November 5, 2003            532-March 9, 2004               616-July 12, 2004
365-July 9, 2003                449-November 6, 2003            533-March 10, 2004              617-July 13, 2004
366-July 10, 2003               450-November 7, 2003            534-March 11, 2004              618-July 14, 2004
367-July 11, 2003               451-November 10, 2003           535-March 12, 2004              619-July 15, 2004
368-July 14, 2003               452-November 11, 2003           536-March 15, 2004              620-July 16, 2004
369-July 15, 2003               453-November 12, 2003           537-March 16, 2004              621-July 19, 2004
370-July 17, 2003               454-November 13, 2003           538-March 17, 2004              622-July 20, 2004
371-July 18, 2003               455-November 14, 2003           539-March 18, 2004              623-July 21, 2004
372-July 21, 2003               456-November 17, 2003           540-March 19, 2004              624-July 22, 2004
373-July 22, 2003               457-November 18, 2003           541-March 22, 2004              625-July 23, 2004
374-July 23, 2003               458-November 19, 2003           542-March 23, 2004              626-July 26, 2004
375-July 24, 2003               459-November 20, 2003           543-March 24, 2004              627-July 27, 2004
376-July 25, 2003               460-November 21, 2003           544-March 25, 2004              628-July 28, 2004
377-July 28, 2003               461-November 24, 2003           545-March 26, 2004              629-July 29, 2004
378-July 29, 2003               462-November 25, 2003           546-March 29, 2004              630-July 30, 2004
379-July 30, 2003               463-November 26, 2003           547-March 30, 2004              631-August 2, 2004
380-July 31, 2003               464-November 28, 2003           548-March 31, 2004              632-August 3, 2004
381-August 1, 2003              465-December 1, 2003            549-April 1, 2004               633-August 4, 2004
382-August 4, 2003              466-December 2, 2003            550-April 2, 2004               634-August 5, 2004
383-August 5, 2003              467-December 3, 2003            551-April 5, 2004               635-August 6, 2004
384-August 6, 2003              468-December 4, 2003            552-April 6, 2004               636-August 9, 2004
385-August 7, 2003              469-December 5, 2003            553-April 7, 2004               637-August 10, 2004
386-August 8, 2003              470-December 8, 2003            554-April 8, 2004               638-August 11, 2004
387-August 11, 2003             471-December 9, 2003            555-April 12, 2004              639-August 12, 2004
388-August 12, 2003             472-December 10, 2003           556-April 13, 2004              640-August 13, 2004
389-August 13, 2003             473-December 11, 2003           557-April 14, 2004              641-August 16, 2004
390-August 14, 2003             474-December 12, 2003           558-April 15, 2004              642-August 17, 2004
391-August 15, 2003             475-December 15, 2003           559-April 16, 2004              643-August 18, 2004
392-August 18, 2003             476-December 16, 2003           560-April 19, 2004              644-August 19, 2004
393-August 19, 2003             477-December 17, 2003           561-April 20, 2004              645-August 20, 2004
394-August 20, 2003             478-December 18, 2003           562-April 21, 2004              646-August 23, 2004
395-August 21, 2003             479-December 19, 2003           563-April 22, 2004              647-August 24, 2004
396-August 22, 2003             480-December 22, 2003           564-April 23, 2004              648-August 25, 2004
397-August 25, 2003             481-December 23, 2003           565-April 26, 2004              649-August 26, 2004
398-August 26, 2003             482-December 24, 2003           566-April 27, 2004              650-August 27, 2004
399-August 27, 2003             483-December 26, 2003           567-April 28, 2004              651-August 30, 2004
400-August 28, 2003             484-December 29, 2003           568-April 29, 2004              652-August 31, 2004
401-August 29, 2003             485-December 30, 2003           569-April 30, 2004              653-September 1, 2004
402-September 2, 2003           486-December 31, 2003           570-May 3, 2004                 654-September 2, 2004
403-September 3, 2003           487-January 2, 2004             571-May 4, 2004                 655-September 3, 2004
404-September 5, 2003           488-January 5, 2004             572-May 5, 2004                 656-September 7, 2004
405-September 8, 2003           489-January 6, 2004             573-May 6, 2004                 657-September 8, 2004
406-September 9, 2003           490-January 7, 2004             574-May 7, 2004                 658-September 9, 2004
407-September 10, 2003          491-January 8, 2004             575-May 10, 2004                659-September 10, 2004
408-September 11, 2003          492-January 9, 2004             576-May 11, 2004                660-September 13, 2004
409-September 12, 2003          493-January 12, 2004            577-May 12, 2004                661-September 14, 2004
410-September 15, 2003          494-January 13, 2004            578-May 13, 2004                662-September 15, 2004
411-September 16, 2003          495-January 14, 2004            579-May 14, 2004                663-September 16, 2004
412-September 17, 2003          496-January 15, 2004            580-May 17, 2004                664-September 17, 2004
413-September 18, 2003          497-January 16, 2004            581-May 18, 2004                665-September 20, 2004
414-September 19, 2003          498-January 20, 2004            582-May 19, 2004                666-September 21, 2004
415-September 22, 2003          499-January 21, 2004            583-May 20, 2004                667-September 22, 2004
416-September 23, 2003          500-January 22, 2004            584-May 21, 2004                668-September 23, 2004
417-September 24, 2003          501-January 23, 2004            585-May 24, 2004                669-September 24, 2004
418-September 25, 2003          502-January 26, 2004            586-May 25, 2004                670-September 27, 2004
419-September 26, 2003          503-January 27, 2004            587-May 26, 2004                671-September 28, 2004
420-September 29, 2003          504-January 28, 2004            588-May 27, 2004                672-September 29, 2004

673-September 30, 2004
674-October 1, 2004
675-October 4, 2004
676-October 5, 2004
677-October 6, 2004
678-October 7, 2004
679-October 8, 2004
680-October 11, 2004
681-October 12, 2004
682-October 13, 2004
683-October 14, 2004
684-October 15, 2004
685-October 18, 2004
686-October 19, 2004
687-October 20, 2004
688-October 21, 2004
689-October 22, 2004
690-October 25, 2004
691-October 26, 2004
692-October 27, 2004
693-October 28, 2004
694-October 29, 2004
695-November 1, 2004
696-November 2, 2004
697-November 3, 2004
698-November 4, 2004
699-November 5, 2004
700-November 8, 2004
701-November 9, 2004
702-November 10, 2004
703-November 11, 2004
704-November 12, 2004
705-November 15, 2004
706-November 16, 2004
707-November 17, 2004
708-November 18, 2004
709-November 19, 2004
710-November 22, 2004
711-November 23, 2004
712-November 24, 2004
713-November 26, 2004
714-November 29, 2004
715-November 30, 2004
716-December 1, 2004
717-December 2, 2004
718-December 3, 2004
719-December 6, 2004
720-December 7, 2004
721-December 8, 2004
722-December 9, 2004
723-December 10, 2004
724-December 13, 2004
725-December 14, 2004
726-December 15, 2004
727-December 16, 2004
728-December 17, 2004
729-December 20, 2004
730-December 21, 2004
731-December 22, 2004
732-December 23, 2004
733-December 27, 2004
734-December 28, 2004
735-December 29, 2004
736-December 30, 2004
737-December 31, 2004

                      Jackson National Separate Account III




                                [OBJECT OMITTED]




                              Financial Statements

                               December 31, 2004



JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                     JNL/            JNL/AIM             JNL/              JNL/
                                                 AIM Large Cap    Premier Equity     AIM Small Cap     Alger Growth
                                                Growth Portfolio   II Portfolio     Growth Portfolio     Portfolio
                                                ---------------- -----------------  ----------------  ----------------
ASSETS
Investments, at value (a)                           $ 2,413,216               $ -       $ 1,554,857          $ 10,264
Receivables:
   Investment securities sold                               320                 -                64                 -
   Sub-account units sold                                     -                 -                 -               306
                                                ---------------- -----------------  ----------------  ----------------
TOTAL ASSETS                                          2,413,536                 -         1,554,921            10,570
                                                ---------------- -----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                            -                 -                 -               306
   Sub-account units redeemed                               221                 -                 -                 -
   Insurance fees due to Jackson National Life               99                 -                64                 -
                                                ---------------- -----------------  ----------------  ----------------
TOTAL LIABILITIES                                           320                 -                64               306
                                                ---------------- -----------------  ----------------  ----------------
NET ASSETS                                          $ 2,413,216               $ -       $ 1,554,857          $ 10,264
                                                ================ =================  ================  ================

UNITS OUTSTANDING                                       227,412                 -           135,013               960

UNIT VALUE                                              $ 10.61               $ -           $ 11.52           $ 10.69
----------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                  206,788                 -           124,688               662
     Investments at cost                            $ 2,148,688               $ -       $ 1,425,776           $ 9,767



                                                       JNL/               JNL/               JNL/              JNL/
                                                 Alliance Capital      Eagle Core       Eagle SmallCap     FMR Balanced
                                                 Growth Portfolio    Equity Portfolio  Equity Portfolio      Portfolio
                                                -------------------  ----------------  ----------------- ------------------
ASSETS
Investments, at value (a)                              $ 3,901,346       $ 4,560,429          $ 114,212           $ 72,187
Receivables:
   Investment securities sold                                  170               187                  5                  3
   Sub-account units sold                                      471                 -                  -                  -
                                                -------------------  ----------------  ----------------- ------------------
TOTAL ASSETS                                             3,901,987         4,560,616            114,217             72,190
                                                -------------------  ----------------  ----------------- ------------------

LIABILITIES
Payables:
   Investment securities purchased                             471                 -                  -                  -
   Sub-account units redeemed                                   10                 -                  -                  -
   Insurance fees due to Jackson National Life                 160               187                  5                  3
                                                -------------------  ----------------  ----------------- ------------------
TOTAL LIABILITIES                                              641               187                  5                  3
                                                -------------------  ----------------  ----------------- ------------------
NET ASSETS                                             $ 3,901,346       $ 4,560,429          $ 114,212           $ 72,187
                                                ===================  ================  ================= ==================

UNITS OUTSTANDING                                          421,444           424,378             10,034              6,635

UNIT VALUE                                                  $ 9.26           $ 10.75            $ 11.38            $ 10.88
---------------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                     370,850           304,841              5,719              7,204
     Investments at cost                               $ 3,228,746       $ 4,232,911          $ 104,906           $ 67,220



                                                       JNL/              JNL/Janus
                                                   FMR Capital        Growth & Income
                                                 Growth Portfolio        Portfolio
                                                -------------------  ------------------
ASSETS
Investments, at value (a)                                 $ 26,715                 $ -
Receivables:
   Investment securities sold                                    1                   -
   Sub-account units sold                                        -                   -
                                                -------------------  ------------------
TOTAL ASSETS                                                26,716                   -
                                                -------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                               -                   -
   Sub-account units redeemed                                    -                   -
   Insurance fees due to Jackson National Life                   1                   -
                                                -------------------  ------------------
TOTAL LIABILITIES                                                1                   -
                                                -------------------  ------------------
NET ASSETS                                                $ 26,715                 $ -
                                                ===================  ==================

UNITS OUTSTANDING                                            2,306                   -

UNIT VALUE                                                 $ 11.59                 $ -
---------------------------------------------------------------------------------------


(a)  Investment shares                                       1,705                   -
     Investments at cost                                  $ 24,212                 $ -


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004



                                                  JNL/JPMorgan         JNL/Lazard         JNL/Lazard         JNL/MCM
                                                  International         Mid Cap           Small Cap         Bond Index
                                                 Value Portfolio    Value Portfolio    Value Portfolio      Portfolio
                                                ------------------  -----------------  ----------------- -----------------
ASSETS
Investments, at value (a)                             $ 2,702,773        $ 7,481,198        $ 6,387,546         $ 418,069
Receivables:
   Investment securities sold                                 111              1,843                262                17
   Sub-account units sold                                       -             20,153                  -                 -
                                                ------------------  -----------------  ----------------- -----------------
TOTAL ASSETS                                            2,702,884          7,503,194          6,387,808           418,086
                                                ------------------  -----------------  ----------------- -----------------

LIABILITIES
Payables:
   Investment securities purchased                              -             20,153                  -                 -
   Sub-account units redeemed                                   -              1,537                  -                 -
   Insurance fees due to Jackson National Life                111                306                262                17
                                                ------------------  -----------------  ----------------- -----------------
TOTAL LIABILITIES                                             111             21,996                262                17
                                                ------------------  -----------------  ----------------- -----------------
NET ASSETS                                            $ 2,702,773        $ 7,481,198        $ 6,387,546         $ 418,069
                                                ==================  =================  ================= =================

UNITS OUTSTANDING                                         281,611            453,633            454,172            40,667

UNIT VALUE                                                 $ 9.60            $ 16.49            $ 14.06           $ 10.28
--------------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                    290,934            510,314            462,531            38,603
     Investments at cost                              $ 2,295,463        $ 6,385,980        $ 5,524,149         $ 413,369



                                                                                                                   JNL/MCM
                                                      JNL/MCM              JNL/MCM            JNL/MCM             Enhanced
                                                  Communications       Consumer Brands         Energy           S&P 500 Stock
                                                 Sector Portfolio     Sector Portfolio    Sector Portfolio     Index Portfolio
                                                --------------------  ------------------ -------------------  ------------------
ASSETS
Investments, at value (a)                                  $ 65,238            $ 36,380           $ 407,180            $ 45,985
Receivables:
   Investment securities sold                                     3                   1                  17                   2
   Sub-account units sold                                         -                   -                   -                   -
                                                --------------------  ------------------ -------------------  ------------------
TOTAL ASSETS                                                 65,241              36,381             407,197              45,987
                                                --------------------  ------------------ -------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                                -                   -                   -                   -
   Sub-account units redeemed                                     -                   -                   -                   -
   Insurance fees due to Jackson National Life                    3                   1                  17                   2
                                                --------------------  ------------------ -------------------  ------------------
TOTAL LIABILITIES                                                 3                   1                  17                   2
                                                --------------------  ------------------ -------------------  ------------------
NET ASSETS                                                 $ 65,238            $ 36,380           $ 407,180            $ 45,985
                                                ====================  ================== ===================  ==================

UNITS OUTSTANDING                                             5,269               3,294              29,418               4,185

UNIT VALUE                                                  $ 12.38             $ 11.04             $ 13.84             $ 10.99
--------------------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                       13,233               3,086              21,613               5,226
     Investments at cost                                   $ 60,989            $ 33,457           $ 367,960            $ 44,118




                                                     JNL/MCM            JNL/MCM
                                                    Financial        International
                                                Sector Portfolio    Index Portfolio
                                                ------------------  -----------------
ASSETS
Investments, at value (a)                               $ 148,409          $ 503,335
Receivables:
   Investment securities sold                                   6                 21
   Sub-account units sold                                       -                  -
                                                ------------------  -----------------
TOTAL ASSETS                                              148,415            503,356
                                                ------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                              -                  -
   Sub-account units redeemed                                   -                  -
   Insurance fees due to Jackson National Life                  6                 21
                                                ------------------  -----------------
TOTAL LIABILITIES                                               6                 21
                                                ------------------  -----------------
NET ASSETS                                              $ 148,409          $ 503,335
                                                ==================  =================

UNITS OUTSTANDING                                          12,974             42,995

UNIT VALUE                                                $ 11.44            $ 11.71
-------------------------------------------------------------------------------------


(a)  Investment shares                                     11,312             36,820
     Investments at cost                                $ 137,121          $ 442,953


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                                       JNL/MCM
                                                    JNL/MCM        Pharmaceutical/         JNL/MCM           JNL/MCM
                                                     JNL 5           Healthcare        S&P 400 Mid Cap       S&P 500
                                                   Portfolio      Sector Portfolio     Index Portfolio   Index Portfolio
                                                ----------------  ------------------  ------------------ -----------------
ASSETS
Investments, at value (a)                             $ 422,233           $ 300,253           $ 682,407         $ 732,545
Receivables:
   Investment securities sold                                17                  12                  28                30
   Sub-account units sold                                     -                   -                   -                 -
                                                ----------------  ------------------  ------------------ -----------------
TOTAL ASSETS                                            422,250             300,265             682,435           732,575
                                                ----------------  ------------------  ------------------ -----------------

LIABILITIES
Payables:
   Investment securities purchased                            -                   -                   -                 -
   Sub-account units redeemed                                 -                   -                   -                 -
   Insurance fees due to Jackson National Life               17                  12                  28                30
                                                ----------------  ------------------  ------------------ -----------------
TOTAL LIABILITIES                                            17                  12                  28                30
                                                ----------------  ------------------  ------------------ -----------------
NET ASSETS                                            $ 422,233           $ 300,253           $ 682,407         $ 732,545
                                                ================  ==================  ================== =================

UNITS OUTSTANDING                                        38,396              28,826              60,414            67,091

UNIT VALUE                                              $ 11.00             $ 10.42             $ 11.30           $ 10.92
--------------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                   38,666              25,729              51,386            68,719
     Investments at cost                              $ 410,500           $ 292,842           $ 612,846         $ 694,022


                                                                        JNL/MCM
                                                     JNL/MCM           Technology          JNL/MCM          JNL/MCM
                                                    Small Cap            Sector           The Dow SM          VIP
                                                 Index Portfolio       Portfolio         10 Portfolio      Portfolio
                                                ------------------- -----------------  ----------------- ---------------
ASSETS
Investments, at value (a)                                $ 496,625          $ 37,988        $ 5,780,938        $ 52,155
Receivables:
   Investment securities sold                                   20                 2                237               2
   Sub-account units sold                                        -                 -              1,306               -
                                                ------------------- -----------------  ----------------- ---------------
TOTAL ASSETS                                               496,645            37,990          5,782,481          52,157
                                                ------------------- -----------------  ----------------- ---------------

LIABILITIES
Payables:
   Investment securities purchased                               -                 -              1,306               -
   Sub-account units redeemed                                    -                 -                  -               -
   Insurance fees due to Jackson National Life                  20                 2                237               2
                                                ------------------- -----------------  ----------------- ---------------
TOTAL LIABILITIES                                               20                 2              1,543               2
                                                ------------------- -----------------  ----------------- ---------------
NET ASSETS                                               $ 496,625          $ 37,988        $ 5,780,938        $ 52,155
                                                =================== =================  ================= ===============

UNITS OUTSTANDING                                           43,018             3,784            600,260           4,944

UNIT VALUE                                                 $ 11.54           $ 10.04             $ 9.63         $ 10.55
------------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                      36,979          6,127.00            553,730           4,699
     Investments at cost                                 $ 442,115          $ 35,642        $ 5,216,170        $ 49,748




                                                      JNL/
                                                   Oppenheimer            JNL/
                                                  Global Growth       Oppenheimer
                                                    Portfolio       Growth Portfolio
                                                ------------------  -----------------
ASSETS
Investments, at value (a)                             $ 3,480,802          $ 688,690
Receivables:
   Investment securities sold                               2,151                 28
   Sub-account units sold                                  20,000                  -
                                                ------------------  -----------------
TOTAL ASSETS                                            3,502,953            688,718
                                                ------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                         20,000                  -
   Sub-account units redeemed                               2,009                  -
   Insurance fees due to Jackson National Life                142                 28
                                                ------------------  -----------------
TOTAL LIABILITIES                                          22,151                 28
                                                ------------------  -----------------
NET ASSETS                                            $ 3,480,802          $ 688,690
                                                ==================  =================

UNITS OUTSTANDING                                         296,055             85,198

UNIT VALUE                                                $ 11.76             $ 8.08
-------------------------------------------------------------------------------------


(a)  Investment shares                                    292,014             79,802
     Investments at cost                              $ 2,990,165          $ 624,560

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                                          JNL/
                                                    JNL/PIMCO          PPM America                         JNL/Putnam
                                                   Total Return        High Yield        JNL/Putnam       International
                                                  Bond Portfolio     Bond Portfolio    Equity Portfolio Equity Portfolio
                                                -------------------  ----------------  ---------------- ------------------
ASSETS
Investments, at value (a)                             $ 13,275,719               $ -       $ 4,455,221        $ 2,338,074
Receivables:
   Investment securities sold                               32,543                 -               609                 96
   Sub-account units sold                                    1,977                 -                 -                153
                                                -------------------  ----------------  ---------------- ------------------
TOTAL ASSETS                                            13,310,239                 -         4,455,830          2,338,323
                                                -------------------  ----------------  ---------------- ------------------

LIABILITIES
Payables:
   Investment securities purchased                           1,977                 -                 -                153
   Sub-account units redeemed                               31,998                 -               426                  -
   Insurance fees due to Jackson National Life                 545                 -               183                 96
                                                -------------------  ----------------  ---------------- ------------------
TOTAL LIABILITIES                                           34,520                 -               609                249
                                                -------------------  ----------------  ---------------- ------------------
NET ASSETS                                            $ 13,275,719               $ -       $ 4,455,221        $ 2,338,074
                                                ===================  ================  ================ ==================

UNITS OUTSTANDING                                          951,111                 -           489,979            240,030

UNIT VALUE                                                 $ 13.96               $ -            $ 9.09             $ 9.74
--------------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                   1,110,010                 -           239,657            211,782
     Investments at cost                              $ 12,647,730               $ -       $ 3,546,224        $ 1,983,159


                                                   JNL/Putnam         JNL/Putnam          JNL/S&P            JNL/S&P
                                                     Midcap          Value Equity        Aggressive        Conservative
                                                Growth Portfolio      Portfolio       Growth Portfolio IIGrowth Portfolio II
                                                ------------------ -----------------  -----------------  -----------------
ASSETS
Investments, at value (a)                             $ 1,325,321       $ 5,694,060                $ -                $ -
Receivables:
   Investment securities sold                                  54             1,748                  -                  -
   Sub-account units sold                                                                            -                  -
                                                ------------------ -----------------  -----------------  -----------------
TOTAL ASSETS                                            1,325,375         5,695,808                  -                  -
                                                ------------------ -----------------  -----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                              -                 -                  -                  -
   Sub-account units redeemed                                   -             1,515                  -                  -
   Insurance fees due to Jackson National Life                 54               233                  -                  -
                                                ------------------ -----------------  -----------------  -----------------
TOTAL LIABILITIES                                              54             1,748                  -                  -
                                                ------------------ -----------------  -----------------  -----------------
NET ASSETS                                            $ 1,325,321       $ 5,694,060                $ -                $ -
                                                ================== =================  =================  =================

UNITS OUTSTANDING                                         157,610           572,643                  -                  -

UNIT VALUE                                                 $ 8.41            $ 9.94                $ -                $ -
--------------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                    163,822           326,869                  -                  -
     Investments at cost                              $ 1,091,173       $ 4,968,841                $ -                $ -



                                                      JNL/S&P             JNL/S&P
                                                   Core Index 50       Core Index 75
                                                     Portfolio           Portfolio
                                                -------------------- ------------------
ASSETS
Investments, at value (a)                                       $ -                $ -
Receivables:
   Investment securities sold                                     -                  -
   Sub-account units sold                                         -                  -
                                                -------------------- ------------------
TOTAL ASSETS                                                      -                  -
                                                -------------------- ------------------

LIABILITIES
Payables:
   Investment securities purchased                                -                  -
   Sub-account units redeemed                                     -                  -
   Insurance fees due to Jackson National Life                    -                  -
                                                -------------------- ------------------
TOTAL LIABILITIES                                                 -                  -
                                                -------------------- ------------------
NET ASSETS                                                      $ -                $ -
                                                ==================== ==================

UNITS OUTSTANDING                                                 -                  -

UNIT VALUE                                                      $ -                $ -
---------------------------------------------------------------------------------------


(a)  Investment shares                                            -                  -
     Investments at cost                                        $ -                $ -


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                     JNL/S&P          JNL/S&P Equity      JNL/S&P Equity            JNL/S&P
                                                  Core Index 100        Aggressive          Aggressive           Equity Growth
                                                    Portfolio       Growth Portfolio I  Growth Portfolio II       Portfolio I
                                                ------------------- ------------------- --------------------  --------------------
ASSETS
Investments, at value (a)                                      $ -                 $ -                  $ -                   $ -
Receivables:
   Investment securities sold                                    -                   -                    -                     -
   Sub-account units sold                                        -                   -                    -                     -
                                                ------------------- ------------------- --------------------  --------------------
TOTAL ASSETS                                                     -                   -                    -                     -
                                                ------------------- ------------------- --------------------  --------------------

LIABILITIES
Payables:
   Investment securities purchased                               -                   -                    -                     -
   Sub-account units redeemed                                    -                   -                    -                     -
   Insurance fees due to Jackson National Life                   -                   -                    -                     -
                                                ------------------- ------------------- --------------------  --------------------
TOTAL LIABILITIES                                                -                   -                    -                     -
                                                ------------------- ------------------- --------------------  --------------------
NET ASSETS                                                     $ -                 $ -                  $ -                   $ -
                                                =================== =================== ====================  ====================

UNITS OUTSTANDING                                                -                   -                    -                     -

UNIT VALUE                                                     $ -                 $ -                  $ -                   $ -
----------------------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                           -                   -                    -                     -
     Investments at cost                                       $ -                 $ -                  $ -                   $ -


                                                                          JNL/S&P             JNL/S&P
                                                      JNL/S&P             Managed             Managed            JNL/S&P
                                                   Equity Growth        Aggressive         Conservative          Managed
                                                   Portfolio II      Growth Portfolio        Portfolio       Growth Portfolio
                                                -------------------- ------------------  ------------------  ----------------
ASSETS
Investments, at value (a)                                       $ -       $ 14,816,497           $ 631,746      $ 20,432,347
Receivables:
   Investment securities sold                                     -                617                  26               837
   Sub-account units sold                                         -                  -                   -                 -
                                                -------------------- ------------------  ------------------  ----------------
TOTAL ASSETS                                                      -         14,817,114             631,772        20,433,184
                                                -------------------- ------------------  ------------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                                -                  -                   -                 -
   Sub-account units redeemed                                     -                 10                   -                 -
   Insurance fees due to Jackson National Life                    -                607                  26               837
                                                -------------------- ------------------  ------------------  ----------------
TOTAL LIABILITIES                                                 -                617                  26               837
                                                -------------------- ------------------  ------------------  ----------------
NET ASSETS                                                      $ -       $ 14,816,497           $ 631,746      $ 20,432,347
                                                ==================== ==================  ==================  ================

UNITS OUTSTANDING                                                 -          1,335,353              61,795         1,857,507

UNIT VALUE                                                      $ -            $ 11.10             $ 10.22           $ 11.00
-----------------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                            -          1,246,131              61,038         1,670,674
     Investments at cost                                        $ -       $ 13,525,824           $ 627,163      $ 18,602,417



                                                     JNL/S&P             JNL/S&P
                                                     Managed             Managed
                                                    Moderate            Moderate
                                                    Portfolio       Growth Portfolio
                                                ------------------  ------------------
ASSETS
Investments, at value (a)                               $ 122,515        $ 14,160,845
Receivables:
   Investment securities sold                                   5                 580
   Sub-account units sold                                       -               2,800
                                                ------------------  ------------------
TOTAL ASSETS                                              122,520          14,164,225
                                                ------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                              -               2,800
   Sub-account units redeemed                                   -                   -
   Insurance fees due to Jackson National Life                  5                 580
                                                ------------------  ------------------
TOTAL LIABILITIES                                               5               3,380
                                                ------------------  ------------------
NET ASSETS                                              $ 122,515        $ 14,160,845
                                                ==================  ==================

UNITS OUTSTANDING                                          12,006           1,302,989

UNIT VALUE                                                $ 10.20             $ 10.87
--------------------------------------------------------------------------------------


(a)  Investment shares                                     11,624           1,213,440
     Investments at cost                                $ 120,910        $ 13,252,312

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                     JNL/S&P                                                       JNL/
                                                    Moderate             JNL/S&P              JNL/S&P        Salomon Brothers
                                                     Growth          Very Aggressive      Very Aggressive        Balanced
                                                  Portfolio II      Growth Portfolio I   Growth Portfolio II     Portfolio
                                                ------------------  -------------------  ------------------  ------------------
ASSETS
Investments, at value (a)                                     $ -                  $ -                 $ -                 $ -
Receivables:
   Investment securities sold                                   -                    -                   -                   -
   Sub-account units sold                                       -                    -                   -                   -
                                                ------------------  -------------------  ------------------  ------------------
TOTAL ASSETS                                                    -                    -                   -                   -
                                                ------------------  -------------------  ------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                              -                    -                   -                   -
   Sub-account units redeemed                                   -                    -                   -                   -
   Insurance fees due to Jackson National Life                  -                    -                   -                   -
                                                ------------------  -------------------  ------------------  ------------------
TOTAL LIABILITIES                                               -                    -                   -                   -
                                                ------------------  -------------------  ------------------  ------------------
NET ASSETS                                                    $ -                  $ -                 $ -                 $ -
                                                ==================  ===================  ==================  ==================

UNITS OUTSTANDING                                               -                    -                   -                   -

UNIT VALUE                                                    $ -                  $ -                 $ -                 $ -
-------------------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                          -                    -                   -                   -
     Investments at cost                                      $ -                  $ -                 $ -                 $ -



                                                                                              JNL/Salomon
                                                        JNL/                 JNL/              Brothers
                                                  Salomon Brothers     Salomon Brothers     U.S. Government        JNL/Select
                                                     High Yield            Strategic           & Quality            Balanced
                                                   Bond Portfolio       Bond Portfolio      Bond Portfolio          Portfolio
                                                ---------------------  ------------------ --------------------  ------------------
ASSETS
Investments, at value (a)                                $ 6,033,426         $ 3,312,460            $ 117,183         $ 7,411,867
Receivables:
   Investment securities sold                                 16,493                 136                    5                 304
   Sub-account units sold                                          -                 127                    -                 117
                                                ---------------------  ------------------ --------------------  ------------------
TOTAL ASSETS                                               6,049,919           3,312,723              117,188           7,412,288
                                                ---------------------  ------------------ --------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                                 -                 127                    -                 117
   Sub-account units redeemed                                 16,245                   -                    -                   -
   Insurance fees due to Jackson National Life                   248                 136                    5                 304
                                                ---------------------  ------------------ --------------------  ------------------
TOTAL LIABILITIES                                             16,493                 263                    5                 421
                                                ---------------------  ------------------ --------------------  ------------------
NET ASSETS                                               $ 6,033,426         $ 3,312,460            $ 117,183         $ 7,411,867
                                                =====================  ================== ====================  ==================

UNITS OUTSTANDING                                            468,183             239,268               11,328             681,312

UNIT VALUE                                                   $ 12.89             $ 13.84              $ 10.34             $ 10.88
----------------------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                                       708,981             288,793               10,361             432,936
     Investments at cost                                 $ 5,712,388         $ 3,248,506            $ 122,250         $ 7,097,015


                                                    JNL/Select         JNL/Select
                                                      Global            Large Cap
                                                 Growth Portfolio    Growth Portfolio
                                                -------------------- ----------------
ASSETS
Investments, at value (a)                               $ 3,604,490      $ 7,311,806
Receivables:
   Investment securities sold                                 3,133            2,402
   Sub-account units sold                                         -                -
                                                -------------------- ----------------
TOTAL ASSETS                                              3,607,623        7,314,208
                                                -------------------- ----------------

LIABILITIES
Payables:
   Investment securities purchased                                -                -
   Sub-account units redeemed                                 2,985            2,102
   Insurance fees due to Jackson National Life                  148              300
                                                -------------------- ----------------
TOTAL LIABILITIES                                             3,133            2,402
                                                -------------------- ----------------
NET ASSETS                                              $ 3,604,490      $ 7,311,806
                                                ==================== ================

UNITS OUTSTANDING                                           366,316          538,606

UNIT VALUE                                                   $ 9.84          $ 13.58
-------------------------------------------------------------------------------------


(a)  Investment shares                                      185,703          370,969
     Investments at cost                                $ 3,114,459      $ 5,942,171

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004



                                                   JNL/Select     JNL/Select     JNL/T. Rowe       JNL/T. Rowe       JNL/T. Rowe
                                                  Money Market      Value     Price Established   Price Mid-Cap      Price Value
                                                   Portfolio      Portfolio    Growth Portfolio   Growth Portfolio     Portfolio
                                                -------------- -------------- ------------------ ----------------- ----------------
ASSETS
Investments, at value (a)                         $ 4,696,867      $ 295,630          $ 630,050       $ 8,665,499        $ 835,425
Receivables:
   Investment securities sold                           1,722             12                 26               915               34
   Sub-account units sold                               1,607              -                229            20,382              229
                                                -------------- -------------- ------------------ ----------------- ----------------
TOTAL ASSETS                                        4,700,196        295,642            630,305         8,686,796          835,688
                                                -------------- -------------- ------------------ ----------------- ----------------

LIABILITIES
Payables:
   Investment securities purchased                      1,607              -                229            20,382              229
   Sub-account units redeemed                           1,529              -                  -               561                -
   Insurance fees due to Jackson National Life            193             12                 26               354               34
                                                -------------- -------------- ------------------ ----------------- ----------------
TOTAL LIABILITIES                                       3,329             12                255            21,297              263
                                                -------------- -------------- ------------------ ----------------- ----------------
NET ASSETS                                        $ 4,696,867      $ 295,630          $ 630,050       $ 8,665,499        $ 835,425
                                                ============== ============== ================== ================= ================

UNITS OUTSTANDING                                     428,197         25,770             57,571           550,002           73,976

UNIT VALUE                                            $ 10.97        $ 11.47            $ 10.94           $ 15.76          $ 11.29
-----------------------------------------------------------------------------------------------------------------------------------


(a)  Investment shares                              4,696,867         17,692             34,316           310,926           61,248
     Investments at cost                          $ 4,696,867      $ 278,514          $ 593,889       $ 7,196,955        $ 772,911


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                      JNL/               JNL/AIM             JNL/              JNL/
                                                  AIM Large Cap      Premier Equity     AIM Small Cap      Alger Growth
                                                Growth Portfolio    II Portfolio (b)   Growth Portfolio   Portfolio (a)
                                                ------------------  ------------------ -----------------  ---------------
INVESTMENT INCOME
   Dividends                                                  $ -             $ 1,162               $ -              $ -
                                                ------------------  ------------------ -----------------  ---------------

EXPENSES
   Insurance charges                                       32,230               3,948            22,949               40
                                                ------------------  ------------------ -----------------  ---------------
TOTAL EXPENSES                                             32,230               3,948            22,949               40
                                                ------------------  ------------------ -----------------  ---------------
                                                ------------------  ------------------ -----------------  ---------------
NET INVESTMENT INCOME (LOSS)                              (32,230)             (2,786)          (22,949)             (40)
                                                ------------------  ------------------ -----------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                      -                   -                 -                -
   Investments                                             49,401              44,361            30,015              (28)
Net change in unrealized appreciation
   (depreciation) on investments                          142,939             (61,686)           35,843              497
                                                ------------------  ------------------ -----------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   192,340             (17,325)           65,858              469
                                                ------------------  ------------------ -----------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 160,110           $ (20,111)         $ 42,909            $ 429
----------------------------------------------  ==================  ================== =================  ===============



                                                       JNL/                JNL/                JNL/                JNL/
                                                 Alliance Capital       Eagle Core        Eagle SmallCap       FMR Balanced
                                                 Growth Portfolio    Equity Portfolio (a) Equity Portfolio (a)  Portfolio (a)
                                                -------------------  -----------------   ------------------  ------------------
INVESTMENT INCOME
   Dividends                                               $ 9,541           $ 32,035                  $ -               $ 874
                                                -------------------  -----------------   ------------------  ------------------

EXPENSES
   Insurance charges                                        60,152             46,023                  268                 383
                                                -------------------  -----------------   ------------------  ------------------
TOTAL EXPENSES                                              60,152             46,023                  268                 383
                                                -------------------  -----------------   ------------------  ------------------
                                                -------------------  -----------------   ------------------  ------------------
NET INVESTMENT INCOME (LOSS)                               (50,611)           (13,988)                (268)                491
                                                -------------------  -----------------   ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                       -                  -                    -                   -
   Investments                                             227,127            (10,151)                (239)                761
Net change in unrealized appreciation
   (depreciation) on investments                            (2,540)           327,518                9,306               4,967
                                                -------------------  -----------------   ------------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    224,587            317,367                9,067               5,728
                                                -------------------  -----------------   ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ 173,976          $ 303,379              $ 8,799             $ 6,219
----------------------------------------------  ===================  =================   ==================  ==================


                                                       JNL/             JNL/Janus
                                                   FMR Capital       Growth & Income
                                                Growth Portfolio (a)  Portfolio (b)
                                                -------------------  ----------------
INVESTMENT INCOME
   Dividends                                                   $ -          $ 19,401
                                                -------------------  ----------------

EXPENSES
   Insurance charges                                           117            26,196
                                                -------------------  ----------------
TOTAL EXPENSES                                                 117            26,196
                                                -------------------  ----------------
                                                -------------------  ----------------
NET INVESTMENT INCOME (LOSS)                                  (117)           (6,795)
                                                -------------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                       -                 -
   Investments                                                  29           441,622
Net change in unrealized appreciation
   (depreciation) on investments                             2,503          (521,882)
                                                -------------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                      2,532           (80,260)
                                                -------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ 2,415         $ (87,055)
----------------------------------------------  ===================  ================

(a)  Commencement of operations April 30,2004.
(b)  Period from January 1, 2004 through April 30, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                  JNL/JPMorgan         JNL/Lazard          JNL/Lazard           JNL/MCM
                                                 International          Mid Cap             Small Cap          Bond Index
                                                Value Portfolio     Value Portfolio      Value Portfolio     Portfolio (a)
                                               ------------------- -------------------  ------------------ -------------------
INVESTMENT INCOME
   Dividends                                             $ 23,711             $ 9,485             $ 2,641             $ 1,145
                                               ------------------- -------------------  ------------------ -------------------

EXPENSES
   Insurance charges                                       31,624             102,583              87,046               2,064
                                               ------------------- -------------------  ------------------ -------------------
TOTAL EXPENSES                                             31,624             102,583              87,046               2,064
                                               ------------------- -------------------  ------------------ -------------------
                                               ------------------- -------------------  ------------------ -------------------
NET INVESTMENT INCOME (LOSS)                               (7,913)            (93,098)            (84,405)               (919)
                                               ------------------- -------------------  ------------------ -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    176             777,394             525,681                  33
   Investments                                            173,516             558,377             534,158                 438
Net change in unrealized appreciation
   (depreciation) on investments                          271,024             159,362            (279,282)              4,700
                                               ------------------- -------------------  ------------------ -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   444,716           1,495,133             780,557               5,171
                                               ------------------- -------------------  ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 436,803         $ 1,402,035           $ 696,152             $ 4,252
---------------------------------------------- =================== ===================  ================== ===================


                                                                                                                    JNL/MCM
                                                      JNL/MCM                JNL/MCM             JNL/MCM            Enhanced
                                                  Communications         Consumer Brands          Energy         S&P 500 Stock
                                                 Sector Portfolio       Sector Portfolio     Sector Portfolio   Index Portfolio
                                               ----------------------  --------------------  -----------------  -----------------
INVESTMENT INCOME
   Dividends                                                     $ 5                   $ -                $ -              $ 123
                                               ----------------------  --------------------  -----------------  -----------------

EXPENSES
   Insurance charges                                             970                   450              2,495                399
                                               ----------------------  --------------------  -----------------  -----------------
TOTAL EXPENSES                                                   970                   450              2,495                399
                                               ----------------------  --------------------  -----------------  -----------------
                                               ----------------------  --------------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)                                    (965)                 (450)            (2,495)              (276)
                                               ----------------------  --------------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                         -                     -                  -                  -
   Investments                                                (1,191)                  (31)            11,977              9,600
Net change in unrealized appreciation
   (depreciation) on investments                               4,249                 2,893             38,901              1,867
                                               ----------------------  --------------------  -----------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                        3,058                 2,862             50,878             11,467
                                               ----------------------  --------------------  -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           $ 2,093               $ 2,412           $ 48,383           $ 11,191
---------------------------------------------- ======================  ====================  =================  =================


                                                    JNL/MCM             JNL/MCM
                                                   Financial         International
                                               Sector Portfolio    Index Portfolio (a)
                                               ------------------  ------------------
INVESTMENT INCOME
   Dividends                                                $ 83               $ 401
                                               ------------------  ------------------

EXPENSES
   Insurance charges                                       1,109               2,215
                                               ------------------  ------------------
TOTAL EXPENSES                                             1,109               2,215
                                               ------------------  ------------------
                                               ------------------  ------------------
NET INVESTMENT INCOME (LOSS)                              (1,026)             (1,814)
                                               ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    30                   -
   Investments                                            (1,109)                821
Net change in unrealized appreciation
   (depreciation) on investments                          11,251              60,382
                                               ------------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   10,172              61,203
                                               ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ 9,146            $ 59,389
---------------------------------------------- ==================  ==================


(a)  Commencement of operations April 30, 2004.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                         JNL/MCM
                                                    JNL/MCM          Pharmaceutical/           JNL/MCM              JNL/MCM
                                                     JNL 5              Healthcare         S&P 400 Mid Cap          S&P 500
                                                 Portfolio (b)       Sector Portfolio    Index Portfolio (a)   Index Portfolio (a)
                                               -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME
   Dividends                                                $ 890                  $ 5                  $ 31              $ 8,152
                                               -------------------  -------------------  --------------------  -------------------

EXPENSES
   Insurance charges                                          420                3,039                 2,973                5,673
                                               -------------------  -------------------  --------------------  -------------------
TOTAL EXPENSES                                                420                3,039                 2,973                5,673
                                               -------------------  -------------------  --------------------  -------------------
                                               -------------------  -------------------  --------------------  -------------------
NET INVESTMENT INCOME (LOSS)                                  470               (3,034)               (2,942)               2,479
                                               -------------------  -------------------  --------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                      -                    -                     -                3,219
   Investments                                                 14               (2,773)                  590              (26,849)
Net change in unrealized appreciation
   (depreciation) on investments                           11,733                7,186                69,561               38,523
                                               -------------------  -------------------  --------------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    11,747                4,413                70,151               14,893
                                               -------------------  -------------------  --------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ 12,217              $ 1,379              $ 67,209             $ 17,372
---------------------------------------------- ===================  ===================  ====================  ===================



                                                                         JNL/MCM
                                                    JNL/MCM            Technology           JNL/MCM             JNL/MCM
                                                   Small Cap             Sector           The Dow SM              VIP
                                               Index Portfolio (a)      Portfolio        10 Portfolio        Portfolio (b)
                                               -------------------  ------------------ ------------------  ------------------
INVESTMENT INCOME
   Dividends                                                 $ 15                 $ -                $ -                $ 80
                                               -------------------  ------------------ ------------------  ------------------

EXPENSES
   Insurance charges                                        2,066                 536             66,486                  78
                                               -------------------  ------------------ ------------------  ------------------
TOTAL EXPENSES                                              2,066                 536             66,486                  78
                                               -------------------  ------------------ ------------------  ------------------
                                               -------------------  ------------------ ------------------  ------------------
NET INVESTMENT INCOME (LOSS)                               (2,051)               (536)           (66,486)                  2
                                               -------------------  ------------------ ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    910                   -                  -                   -
   Investments                                              1,371              (9,350)           259,251                   3
Net change in unrealized appreciation
   (depreciation) on investments                           54,510               2,346            (97,354)              2,407
                                               -------------------  ------------------ ------------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    56,791              (7,004)           161,897               2,410
                                               -------------------  ------------------ ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ 54,740            $ (7,540)          $ 95,411             $ 2,412
---------------------------------------------- ===================  ================== ==================  ==================



                                                     JNL/
                                                  Oppenheimer            JNL/
                                                 Global Growth       Oppenheimer
                                                   Portfolio       Growth Portfolio
                                               ------------------  -----------------
INVESTMENT INCOME
   Dividends                                             $ 4,254                $ -
                                               ------------------  -----------------

EXPENSES
   Insurance charges                                      36,067             10,234
                                               ------------------  -----------------
TOTAL EXPENSES                                            36,067             10,234
                                               ------------------  -----------------
                                               ------------------  -----------------
NET INVESTMENT INCOME (LOSS)                             (31,813)           (10,234)
                                               ------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -                  -
   Investments                                            75,814             22,366
Net change in unrealized appreciation
   (depreciation) on investments                         355,949              3,376
                                               ------------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  431,763             25,742
                                               ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 399,950           $ 15,508
---------------------------------------------- ==================  =================

(a)  Commencement of operations April 30, 2004.
(b)  Inception date October 1, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                           JNL/
                                                   JNL/PIMCO           PPM America                               JNL/Putnam
                                                  Total Return          High Yield           JNL/Putnam         International
                                                 Bond Portfolio     Bond Portfolio (b)    Equity Portfolio    Equity Portfolio
                                               -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME
   Dividends                                            $ 211,881              $ 7,363             $ 25,532            $ 28,935
                                               -------------------  -------------------  -------------------  ------------------

EXPENSES
   Insurance charges                                      209,017                  274               67,839              37,821
                                               -------------------  -------------------  -------------------  ------------------
TOTAL EXPENSES                                            209,017                  274               67,839              37,821
                                               -------------------  -------------------  -------------------  ------------------
                                               -------------------  -------------------  -------------------  ------------------
NET INVESTMENT INCOME (LOSS)                                2,864                7,089              (42,307)             (8,886)
                                               -------------------  -------------------  -------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                137,633                    -                    -                   -
   Investments                                            307,733               (4,395)             252,481             145,074
Net change in unrealized appreciation
   (depreciation) on investments                          (68,628)                   -              249,618             179,746
                                               -------------------  -------------------  -------------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   376,738               (4,395)             502,099             324,820
                                               -------------------  -------------------  -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 379,602              $ 2,694            $ 459,792           $ 315,934
---------------------------------------------- ===================  ===================  ===================  ==================


                                                   JNL/Putnam          JNL/Putnam            JNL/S&P               JNL/S&P
                                                     Midcap           Value Equity      Aggressive Growth        Conservative
                                                Growth Portfolio       Portfolio         Portfolio II (a)    Growth Portfolio II (a)
                                               ------------------- ------------------- --------------------- ---------------------
INVESTMENT INCOME
   Dividends                                                  $ -            $ 77,452              $ 31,569             $ 251,341
                                               ------------------- ------------------- --------------------- ---------------------

EXPENSES
   Insurance charges                                       18,321              93,119                19,648                68,995
                                               ------------------- ------------------- --------------------- ---------------------
TOTAL EXPENSES                                             18,321              93,119                19,648                68,995
                                               ------------------- ------------------- --------------------- ---------------------
                                               ------------------- ------------------- --------------------- ---------------------
NET INVESTMENT INCOME (LOSS)                              (18,321)            (15,667)               11,921               182,346
                                               ------------------- ------------------- --------------------- ---------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                      -                   -                     -                     -
   Investments                                             89,315             235,907              (633,986)              128,269
Net change in unrealized appreciation
   (depreciation) on investments                          105,121             213,600               615,180              (362,340)
                                               ------------------- ------------------- --------------------- ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   194,436             449,507               (18,806)             (234,071)
                                               ------------------- ------------------- --------------------- ---------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 176,115           $ 433,840              $ (6,885)            $ (51,725)
---------------------------------------------- =================== =================== ===================== =====================


                                                  JNL/S&P           JNL/S&P
                                               Core Index 50     Core Index 75
                                                 Portfolio         Portfolio
                                              -----------------  ---------------
INVESTMENT INCOME
   Dividends                                               $ -              $ -
                                              -----------------  ---------------

EXPENSES
   Insurance charges                                         -                -
                                              -----------------  ---------------
TOTAL EXPENSES                                               -                -
                                              -----------------  ---------------
                                              -----------------  ---------------
NET INVESTMENT INCOME (LOSS)                                 -                -
                                              -----------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   -                -
   Investments                                               -                -
Net change in unrealized appreciation
   (depreciation) on investments                             -                -
                                              -----------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                      -                -
                                              -----------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ -              $ -
----------------------------------------------=================  ===============

(a)  Period from January 1, 2004 through April 30, 2004.
(b)  Period from May 1, 2004 through October 1, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                    JNL/S&P         JNL/S&P Equity          JNL/S&P Equity           JNL/S&P
                                                Core Index 100     Aggressive Growth          Aggressive          Equity Growth
                                                 Portfolio (d)      Portfolio I (d)     Growth Portfolio II (c)  Portfolio I (d)
                                              ------------------ ---------------------- ----------------------- -------------------
INVESTMENT INCOME
   Dividends                                              $ 186                $ 1,047                   $ 975             $ 6,301
                                              ------------------ ---------------------- ----------------------- -------------------

EXPENSES
   Insurance charges                                         95                 11,435                   8,806              42,656
                                              ------------------ ---------------------- ----------------------- -------------------
TOTAL EXPENSES                                               95                 11,435                   8,806              42,656
                                              ------------------ ---------------------- ----------------------- -------------------
                                              ------------------ ---------------------- ----------------------- -------------------
NET INVESTMENT INCOME (LOSS)                                 91                (10,388)                 (7,831)            (36,355)
                                              ------------------ ---------------------- ----------------------- -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  750                      -                       -                   -
   Investments                                              268                 49,815                (420,650)            139,277
Net change in unrealized appreciation
   (depreciation) on investments                              -                      -                 416,151                   -
                                              ------------------ ---------------------- ----------------------- -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   1,018                 49,815                  (4,499)            139,277
                                              ------------------ ---------------------- ----------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 1,109               $ 39,427               $ (12,330)          $ 102,922
----------------------------------------------================== ====================== ======================= ===================



                                                                          JNL/S&P              JNL/S&P
                                                   JNL/S&P                Managed              Managed              JNL/S&P
                                                Equity Growth           Aggressive          Conservative         Managed Growth
                                               Portfolio II (c)    Growth Portfolio (a)     Portfolio (b)        Portfolio (a)
                                              -------------------  ---------------------- ------------------  ---------------------
INVESTMENT INCOME
   Dividends                                             $ 9,082                $ 15,393                $ -              $ 104,555
                                              -------------------  ---------------------- ------------------  ---------------------

EXPENSES
   Insurance charges                                      34,753                  75,995                611                193,513
                                              -------------------  ---------------------- ------------------  ---------------------
TOTAL EXPENSES                                            34,753                  75,995                611                193,513
                                              -------------------  ---------------------- ------------------  ---------------------
                                              -------------------  ---------------------- ------------------  ---------------------
NET INVESTMENT INCOME (LOSS)                             (25,671)                (60,602)              (611)               (88,958)
                                              -------------------  ---------------------- ------------------  ---------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -                       -                  -                 65,192
   Investments                                        (1,518,532)                 17,800                109                 64,674
Net change in unrealized appreciation
   (depreciation) on investments                       1,502,204               1,290,673              4,583              1,829,930
                                              -------------------  ---------------------- ------------------  ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  (16,328)              1,308,473              4,692              1,959,796
                                              -------------------  ---------------------- ------------------  ---------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ (41,999)            $ 1,247,871            $ 4,081            $ 1,870,838
----------------------------------------------===================  ====================== ==================  =====================


                                                    JNL/S&P             JNL/S&P
                                                    Managed             Managed
                                                   Moderate             Moderate
                                                 Portfolio (b)     Growth Portfolio (a)
                                              -------------------- -------------------
INVESTMENT INCOME
   Dividends                                                  $ -           $ 134,082
                                              -------------------- -------------------

EXPENSES
   Insurance charges                                          115             138,685
                                              -------------------- -------------------
TOTAL EXPENSES                                                115             138,685
                                              -------------------- -------------------
                                              -------------------- -------------------
NET INVESTMENT INCOME (LOSS)                                 (115)             (4,603)
                                              -------------------- -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                      -             201,732
   Investments                                                  2              49,843
Net change in unrealized appreciation
   (depreciation) on investments                            1,605             908,533
                                              -------------------- -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     1,607           1,160,108
                                              -------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $ 1,492         $ 1,155,505
----------------------------------------------==================== ===================


(a)  Commencement of operations April 30, 2004.
(b)  Inception date October 1, 2004.
(c)  Period from January 1, 2004 through April 30, 2004.
(d)  Period from May 1, 2004 through October 1, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                    JNL/S&P                                                             JNL/
                                                   Moderate             JNL/S&P Very             JNL/S&P          Salomon Brothers
                                                    Growth           Aggressive Growth       Very Aggressive          Balanced
                                               Portfolio II (b)        Portfolio I (d)     Growth Portfolio II (b) Portfolio (c)
                                              --------------------  ---------------------  --------------------  -------------------
INVESTMENT INCOME
   Dividends                                            $ 270,887                  $ 408                  $ 25            $ 235,579
                                              --------------------  ---------------------  --------------------  -------------------

EXPENSES
   Insurance charges                                       98,399                 13,029                10,756               76,194
                                              --------------------  ---------------------  --------------------  -------------------
TOTAL EXPENSES                                             98,399                 13,029                10,756               76,194
                                              --------------------  ---------------------  --------------------  -------------------
                                              --------------------  ---------------------  --------------------  -------------------
NET INVESTMENT INCOME (LOSS)                              172,488                (12,621)              (10,731)             159,385
                                              --------------------  ---------------------  --------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                      -                      -                     -              378,090
   Investments                                           (720,137)                57,542              (561,516)              47,776
Net change in unrealized appreciation
   (depreciation) on investments                          529,416                      -               573,785             (461,347)
                                              --------------------  ---------------------  --------------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  (190,721)                57,542                12,269              (35,481)
                                              --------------------  ---------------------  --------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ (18,233)              $ 44,921               $ 1,538            $ 123,904
----------------------------------------------====================  =====================  ====================  ===================


                                                                                               JNL/Salomon
                                                     JNL/                   JNL/                Brothers
                                               Salomon Brothers       Salomon Brothers       U.S. Government        JNL/Select
                                                  High Yield             Strategic              & Quality            Balanced
                                                Bond Portfolio         Bond Portfolio      Bond Portfolio (a)      Portfolio (a)
                                              --------------------  ---------------------  --------------------  ------------------
INVESTMENT INCOME
   Dividends                                            $ 123,560              $ 144,571               $ 5,223             $ 7,307
                                              --------------------  ---------------------  --------------------  ------------------

EXPENSES
   Insurance charges                                       89,369                 45,581                   501              27,024
                                              --------------------  ---------------------  --------------------  ------------------
TOTAL EXPENSES                                             89,369                 45,581                   501              27,024
                                              --------------------  ---------------------  --------------------  ------------------
                                              --------------------  ---------------------  --------------------  ------------------
NET INVESTMENT INCOME (LOSS)                               34,191                 98,990                 4,722             (19,717)
                                              --------------------  ---------------------  --------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  1,436                 50,323                   649              44,606
   Investments                                            143,208                 51,657                   136               3,859
Net change in unrealized appreciation
   (depreciation) on investments                          160,820                (49,286)               (5,067)            314,852
                                              --------------------  ---------------------  --------------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   305,464                 52,694                (4,282)            363,317
                                              --------------------  ---------------------  --------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 339,655              $ 151,684                 $ 440           $ 343,600
----------------------------------------------====================  =====================  ====================  ==================



                                                 JNL/Select          JNL/Select
                                                   Global             Large Cap
                                              Growth Portfolio    Growth Portfolio
                                              ------------------ --------------------
INVESTMENT INCOME
   Dividends                                                $ -                  $ -
                                              ------------------ --------------------

EXPENSES
   Insurance charges                                     56,478              111,959
                                              ------------------ --------------------
TOTAL EXPENSES                                           56,478              111,959
                                              ------------------ --------------------
                                              ------------------ --------------------
NET INVESTMENT INCOME (LOSS)                            (56,478)            (111,959)
                                              ------------------ --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -                    -
   Investments                                          275,306              446,493
Net change in unrealized appreciation
   (depreciation) on investments                        156,199              376,192
                                              ------------------ --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                 431,505              822,685
                                              ------------------ --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $ 375,027            $ 710,726
----------------------------------------------================== ====================


(a)  Commencement of operations April 30, 2004.
(b)  Period from January 1, 2004 through April 30, 2004.
(c)  Period from January 1, 2004 through October 1, 2004.
(d)  Period from May 1, 2004 through October 1, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                 JNL/Select   JNL/Select        JNL/T. Rowe        JNL/T. Rowe      JNL/T. Rowe
                                                Money Market     Value       Price Established    Price Mid-Cap     Price Value
                                                 Portfolio    Portfolio (a)  Growth Portfolio (a) Growth Portfolio  Portfolio (a)
                                              -------------- --------------- -------------------- ----------------- ---------------
INVESTMENT INCOME
   Dividends                                       $ 43,585           $ 992              $ 2,224               $ -         $ 4,905
                                              -------------- --------------- -------------------- ----------------- ---------------

EXPENSES
   Insurance charges                                 85,356           1,209                1,921           115,176           3,448
                                              -------------- --------------- -------------------- ----------------- ---------------
TOTAL EXPENSES                                       85,356           1,209                1,921           115,176           3,448
                                              -------------- --------------- -------------------- ----------------- ---------------
                                              -------------- --------------- -------------------- ----------------- ---------------
NET INVESTMENT INCOME (LOSS)                        (41,771)           (217)                 303          (115,176)          1,457
                                              -------------- --------------- -------------------- ----------------- ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -           1,791                    -           441,513               -
   Investments                                            -           2,531                   62           327,689             501
Net change in unrealized appreciation
   (depreciation) on investments                          -          17,116               36,161           525,620          62,514
                                              -------------- --------------- -------------------- ----------------- ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   -          21,438               36,223         1,294,822          63,015
                                              -------------- --------------- -------------------- ----------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $ (41,771)       $ 21,221             $ 36,526       $ 1,179,646        $ 64,472
----------------------------------------------============== =============== ==================== ================= ===============

(a)  Commencement of operations April 30, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                      JNL/               JNL/AIM               JNL/                 JNL/
                                                 AIM Large Cap       Premier Equity       AIM Small Cap         Alger Growth
                                                Growth Portfolio    II Portfolio (b)     Growth Portfolio      Portfolio (a)
                                                -----------------  -------------------- -------------------  -------------------
OPERATIONS
   Net investment income (loss)                        $ (32,230)             $ (2,786)          $ (22,949)               $ (40)
   Net realized gain (loss) on investments                49,401                44,361              30,015                  (28)
   Net change in unrealized appreciation
      (depreciation) on investments                      142,939               (61,686)             35,843                  497
                                                -----------------  -------------------- -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       160,110               (20,111)             42,909                  429
                                                -----------------  -------------------- -------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                     197,378                46,554             153,459                9,013
   Surrenders and terminations                          (166,848)              (13,506)           (162,251)                (620)
   Transfers between portfolios                          905,255              (774,857)            435,185                1,442
   Net annuitization transactions                              -                     -                   -                    -
   Policyholder charges (Note 3)                            (434)                  (46)               (468)                   -
                                                -----------------  -------------------- -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 935,351              (741,855)            425,925                9,835
                                                -----------------  -------------------- -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                  1,095,461              (761,966)            468,834               10,264

NET ASSETS BEGINNING OF PERIOD                         1,317,755               761,966           1,086,023                    -
                                                -----------------  -------------------- -------------------  -------------------

NET ASSETS END OF PERIOD                             $ 2,413,216                   $ -         $ 1,554,857             $ 10,264
----------------------------------------------- =================  ==================== ===================  ===================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                   134,552                83,494              99,268                    -

      Units Issued                                       192,767                16,147             135,452                1,107
      Units Redeemed                                     (99,907)              (99,641)            (99,707)                (147)
                                                -----------------  -------------------- -------------------  -------------------

Units Outstanding at December 31, 2004                   227,412                     -             135,013                  960
                                                =================  ==================== ===================  ===================




                                                       JNL/                   JNL/                  JNL/                 JNL/
                                                 Alliance Capital          Eagle Core          Eagle SmallCap        FMR Balanced
                                                 Growth Portfolio     Equity Portfolio (a)  Equity Portfolio (a)    Portfolio (a)
                                                --------------------  --------------------- ---------------------  -----------------
OPERATIONS
   Net investment income (loss)                           $ (50,611)             $ (13,988)               $ (268)             $ 491
   Net realized gain (loss) on investments                  227,127                (10,151)                 (239)               761
   Net change in unrealized appreciation
      (depreciation) on investments                          (2,540)               327,518                 9,306              4,967
                                                --------------------  --------------------- ---------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          173,976                303,379                 8,799              6,219
                                                --------------------  --------------------- ---------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                         98,019                 78,423                16,747              6,390
   Surrenders and terminations                             (567,735)              (411,638)                 (303)            (1,011)
   Transfers between portfolios                            (397,682)             4,591,657                88,969             60,589
   Net annuitization transactions                            20,947                      -                     -                  -
   Policyholder charges (Note 3)                             (2,538)                (1,392)                    -                  -
                                                --------------------  --------------------- ---------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   (848,989)             4,257,050               105,413             65,968
                                                --------------------  --------------------- ---------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                      (675,013)             4,560,429               114,212             72,187

NET ASSETS BEGINNING OF PERIOD                            4,576,359                      -                     -                  -
                                                --------------------  --------------------- ---------------------  -----------------

NET ASSETS END OF PERIOD                                $ 3,901,346            $ 4,560,429             $ 114,212           $ 72,187
----------------------------------------------- ====================  ===================== =====================  =================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                      517,723                      -                     -                  -

      Units Issued                                           86,505                525,751                10,918              9,640
      Units Redeemed                                       (182,784)              (101,373)                 (884)            (3,005)
                                                --------------------  --------------------- ---------------------  -----------------

Units Outstanding at December 31, 2004                      421,444                424,378                10,034              6,635
                                                ====================  ===================== =====================  =================


                                                        JNL/               JNL/Janus
                                                     FMR Capital        Growth & Income
                                                Growth Portfolio (a)     Portfolio (b)
                                                ---------------------- -------------------
OPERATIONS
   Net investment income (loss)                                $ (117)           $ (6,795)
   Net realized gain (loss) on investments                         29             441,622
   Net change in unrealized appreciation
      (depreciation) on investments                             2,503            (521,882)
                                                ---------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              2,415             (87,055)
                                                ---------------------- -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                            2,271              85,288
   Surrenders and terminations                                   (299)           (255,811)
   Transfers between portfolios                                22,328          (4,956,599)
   Net annuitization transactions                                   -                   -
   Policyholder charges (Note 3)                                    -                (650)
                                                ---------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                       24,300          (5,127,772)
                                                ---------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                          26,715          (5,214,827)

NET ASSETS BEGINNING OF PERIOD                                      -           5,214,827
                                                ---------------------- -------------------

NET ASSETS END OF PERIOD                                     $ 26,715                 $ -
----------------------------------------------- ====================== ===================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                              -             803,458

      Units Issued                                              2,333              92,516
      Units Redeemed                                              (27)           (895,974)
                                                ---------------------- -------------------

Units Outstanding at December 31, 2004                          2,306                   -
                                                ====================== ===================

(a)  Commencement of operations April 30, 2004.
(b)  Period from January 1, 2004 through April 30,2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                   JNL/JPMorgan         JNL/Lazard         JNL/Lazard           JNL/MCM
                                                  International           Mid Cap           Small Cap         Bond Index
                                                 Value Portfolio      Value Portfolio    Value Portfolio     Portfolio (a)
                                                -------------------  ------------------  ----------------  ------------------
OPERATIONS
   Net investment income (loss)                           $ (7,913)          $ (93,098)        $ (84,405)             $ (919)
   Net realized gain (loss) on investments                 173,692           1,335,771         1,059,839                 471
   Net change in unrealized appreciation
      (depreciation) on investments                        271,024             159,362          (279,282)              4,700
                                                -------------------  ------------------  ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         436,803           1,402,035           696,152               4,252
                                                -------------------  ------------------  ----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                       144,864             361,005           303,573             338,161
   Surrenders and terminations                            (258,963)           (969,861)         (704,409)            (27,934)
   Transfers between portfolios                            806,191            (400,324)           16,097             103,612
   Net annuitization transactions                                -                   -             5,878                   -
   Policyholder charges (Note 3)                              (695)             (2,658)           (2,248)                (22)
                                                -------------------  ------------------  ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   691,397          (1,011,838)         (381,109)            413,817
                                                -------------------  ------------------  ----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                    1,128,200             390,197           315,043             418,069

NET ASSETS BEGINNING OF PERIOD                           1,574,573           7,091,001         6,072,503                   -
                                                -------------------  ------------------  ----------------  ------------------

NET ASSETS END OF PERIOD                               $ 2,702,773         $ 7,481,198       $ 6,387,546           $ 418,069
----------------------------------------------- ===================  ==================  ================  ==================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                     198,040             528,274           490,762                   -

      Units Issued                                         372,749             163,801           220,037              43,395
      Units Redeemed                                      (289,178)           (238,442)         (256,627)             (2,728)
                                                -------------------  ------------------  ----------------  ------------------

Units Outstanding at December 31, 2004                     281,611             453,633           454,172              40,667
                                                ===================  ==================  ================  ==================


                                                                                                                       JNL/MCM
                                                       JNL/MCM              JNL/MCM              JNL/MCM             Enhanced
                                                   Communications       Consumer Brands           Energy           S&P 500 Stock
                                                  Sector Portfolio      Sector Portfolio     Sector Portfolio     Index Portfolio
                                                ---------------------- -------------------  ------------------- --------------------
OPERATIONS
   Net investment income (loss)                                $ (965)             $ (450)            $ (2,495)              $ (276)
   Net realized gain (loss) on investments                     (1,191)                (31)              11,977                9,600
   Net change in unrealized appreciation
      (depreciation) on investments                             4,249               2,893               38,901                1,867
                                                ---------------------- -------------------  ------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              2,093               2,412               48,383               11,191
                                                ---------------------- -------------------  ------------------- --------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                            8,362               8,354               73,873               31,947
   Surrenders and terminations                                (95,036)             (6,686)            (114,664)            (133,775)
   Transfers between portfolios                               149,827              27,262              392,428              136,622
   Net annuitization transactions                                   -                   -                                         -
   Policyholder charges (Note 3)                                   (8)                (11)                 (47)                   -
                                                ---------------------- -------------------  ------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                       63,145              28,919              351,590               34,794
                                                ---------------------- -------------------  ------------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS                          65,238              31,331              399,973               45,985

NET ASSETS BEGINNING OF PERIOD                                      -               5,049                7,207                    -
                                                ---------------------- -------------------  ------------------- --------------------

NET ASSETS END OF PERIOD                                     $ 65,238            $ 36,380            $ 407,180             $ 45,985
----------------------------------------------- ====================== ===================  =================== ====================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                              -                 496                  684                    -

      Units Issued                                             28,509               3,458               48,498               40,789
      Units Redeemed                                          (23,240)               (660)             (19,764)             (36,604)
                                                ---------------------- -------------------  ------------------- --------------------

Units Outstanding at December 31, 2004                          5,269               3,294               29,418                4,185
                                                ====================== ===================  =================== ====================



                                                      JNL/MCM           JNL/MCM
                                                     Financial       International
                                                 Sector Portfolio    Index Portfolio (a)
                                                -------------------- ---------------
OPERATIONS
   Net investment income (loss)                            $ (1,026)       $ (1,814)
   Net realized gain (loss) on investments                   (1,079)            821
   Net change in unrealized appreciation
      (depreciation) on investments                          11,251          60,382
                                                -------------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            9,146          59,389
                                                -------------------- ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                         49,044         332,608
   Surrenders and terminations                              (12,298)         (9,808)
   Transfers between portfolios                              97,495         121,177
   Net annuitization transactions                                 -               -
   Policyholder charges (Note 3)                                (26)            (31)
                                                -------------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    134,215         443,946
                                                -------------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS                       143,361         503,335

NET ASSETS BEGINNING OF PERIOD                                5,048               -
                                                -------------------- ---------------

NET ASSETS END OF PERIOD                                  $ 148,409       $ 503,335
----------------------------------------------- ==================== ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                          493               -

      Units Issued                                           19,606          45,039
      Units Redeemed                                         (7,125)         (2,044)
                                                -------------------- ---------------

Units Outstanding at December 31, 2004                       12,974          42,995
                                                ==================== ===============

(a)  Commencement of operations April 30, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                          JNL/MCM
                                                     JNL/MCM          Pharmaceutical/          JNL/MCM              JNL/MCM
                                                      JNL 5             Healthcare         S&P 400 Mid Cap          S&P 500
                                                  Portfolio (b)      Sector Portfolio     Index Portfolio (a)  Index Portfolio (a)
                                                ------------------- --------------------  -------------------  -------------------
OPERATIONS
   Net investment income (loss)                              $ 470             $ (3,034)            $ (2,942)             $ 2,479
   Net realized gain (loss) on investments                      14               (2,773)                 590              (23,630)
   Net change in unrealized appreciation
      (depreciation) on investments                         11,733                7,186               69,561               38,523
                                                ------------------- --------------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          12,217                1,379               67,209               17,372
                                                ------------------- --------------------  -------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                       291,840               82,666              429,634              560,211
   Surrenders and terminations                                (104)             (14,024)             (26,471)            (102,415)
   Transfers between portfolios                            118,280              214,988              212,055              257,392
   Net annuitization transactions                                -                    -                    -                    -
   Policyholder charges (Note 3)                                 -                   (2)                 (20)                 (15)
                                                ------------------- --------------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   410,016              283,628              615,198              715,173
                                                ------------------- --------------------  -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                      422,233              285,007              682,407              732,545

NET ASSETS BEGINNING OF PERIOD                                   -               15,246                    -                    -
                                                ------------------- --------------------  -------------------  -------------------

NET ASSETS END OF PERIOD                                 $ 422,233            $ 300,253            $ 682,407            $ 732,545
----------------------------------------------- =================== ====================  ===================  ===================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                           -                1,492                    -                    -

      Units Issued                                          38,406               38,758               65,855              181,766
      Units Redeemed                                           (10)             (11,424)              (5,441)            (114,675)
                                                ------------------- --------------------  -------------------  -------------------

Units Outstanding at December 31, 2004                      38,396               28,826               60,414               67,091
                                                =================== ====================  ===================  ===================



                                                                           JNL/MCM
                                                      JNL/MCM            Technology            JNL/MCM            JNL/MCM
                                                     Small Cap             Sector            The Dow SM             VIP
                                                Index Portfolio (a)       Portfolio         10 Portfolio       Portfolio (b)
                                                --------------------- ------------------  ------------------ ------------------
OPERATIONS
   Net investment income (loss)                             $ (2,051)            $ (536)          $ (66,486)               $ 2
   Net realized gain (loss) on investments                     2,281             (9,350)            259,251                  3
   Net change in unrealized appreciation
      (depreciation) on investments                           54,510              2,346             (97,354)             2,407
                                                --------------------- ------------------  ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            54,740             (7,540)             95,411              2,412
                                                --------------------- ------------------  ------------------ ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                         360,842             14,841           1,140,317              7,081
   Surrenders and terminations                               (17,203)            (5,240)           (372,633)               (12)
   Transfers between portfolios                               98,264             35,930              40,512             42,674
   Net annuitization transactions                                  -                  -              41,893                  -
   Policyholder charges (Note 3)                                 (18)                (3)             (1,317)                 -
                                                --------------------- ------------------  ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     441,885             45,528             848,772             49,743
                                                --------------------- ------------------  ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS                        496,625             37,988             944,183             52,155

NET ASSETS BEGINNING OF PERIOD                                     -                  -           4,836,755                  -
                                                --------------------- ------------------  ------------------ ------------------

NET ASSETS END OF PERIOD                                   $ 496,625           $ 37,988         $ 5,780,938           $ 52,155
----------------------------------------------- ===================== ==================  ================== ==================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                             -                  -             507,880                  -

      Units Issued                                            47,886             26,495             432,812              4,946
      Units Redeemed                                          (4,868)           (22,711)           (340,432)                (2)
                                                --------------------- ------------------  ------------------ ------------------

Units Outstanding at December 31, 2004                        43,018              3,784             600,260              4,944
                                                ===================== ==================  ================== ==================


                                                       JNL/
                                                    Oppenheimer             JNL/
                                                   Global Growth        Oppenheimer
                                                     Portfolio        Growth Portfolio
                                                --------------------  -----------------
OPERATIONS
   Net investment income (loss)                           $ (31,813)         $ (10,234)
   Net realized gain (loss) on investments                   75,814             22,366
   Net change in unrealized appreciation
      (depreciation) on investments                         355,949              3,376
                                                --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          399,950             15,508
                                                --------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                        222,871             40,139
   Surrenders and terminations                             (135,126)           (99,173)
   Transfers between portfolios                           1,130,982             73,164
   Net annuitization transactions                                 -              5,878
   Policyholder charges (Note 3)                               (763)              (256)
                                                --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  1,217,964             19,752
                                                --------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                     1,617,914             35,260

NET ASSETS BEGINNING OF PERIOD                            1,862,888            653,430
                                                --------------------  -----------------

NET ASSETS END OF PERIOD                                $ 3,480,802          $ 688,690
----------------------------------------------- ====================  =================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                      184,089             82,999

      Units Issued                                          211,519             38,765
      Units Redeemed                                        (99,553)           (36,566)
                                                --------------------  -----------------

Units Outstanding at December 31, 2004                      296,055             85,198
                                                ====================  =================

(a)  Commencement of operations April 30, 2004.
(b)  Inception date October 1, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004



                                                                          JNL/
                                                    JNL/PIMCO         PPM America                            JNL/Putnam
                                                  Total Return         High Yield         JNL/Putnam       International
                                                 Bond Portfolio    Bond Portfolio (b)   Equity Portfolio  Equity Portfolio
                                                ------------------ -------------------  ----------------  -----------------
OPERATIONS
   Net investment income (loss)                           $ 2,864             $ 7,089         $ (42,307)          $ (8,886)
   Net realized gain (loss) on investments                445,366              (4,395)          252,481            145,074
   Net change in unrealized appreciation
      (depreciation) on investments                       (68,628)                  -           249,618            179,746
                                                ------------------ -------------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        379,602               2,694           459,792            315,934
                                                ------------------ -------------------  ----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                    1,031,605              43,393           127,659             60,777
   Surrenders and terminations                         (2,254,295)            (26,256)         (802,255)          (550,043)
   Transfers between portfolios                        (1,321,077)            (19,831)         (234,101)          (148,374)
   Net annuitization transactions                          62,840                   -                 -                  -
   Policyholder charges (Note 3)                           (6,089)                  -            (3,172)            (1,137)
                                                ------------------ -------------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               (2,487,016)             (2,694)         (911,869)          (638,777)
                                                ------------------ -------------------  ----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                  (2,107,414)                  -          (452,077)          (322,843)

NET ASSETS BEGINNING OF PERIOD                         15,383,133                   -         4,907,298          2,660,917
                                                ------------------ -------------------  ----------------  -----------------

NET ASSETS END OF PERIOD                             $ 13,275,719                 $ -       $ 4,455,221        $ 2,338,074
----------------------------------------------- ================== ===================  ================  =================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                  1,133,980                   -           601,004            313,057

      Units Issued                                        229,342              16,352           112,245            198,354
      Units Redeemed                                     (412,211)            (16,352)         (223,270)          (271,381)
                                                ------------------ -------------------  ----------------  -----------------

Units Outstanding at December 31, 2004                    951,111                   -           489,979            240,030
                                                ================== ===================  ================  =================



                                                   JNL/Putnam         JNL/Putnam            JNL/S&P                 JNL/S&P
                                                     Midcap          Value Equity      Aggressive Growth         Conservative
                                                Growth Portfolio       Portfolio        Portfolio II (a)     Growth Portfolio II (a)
                                                ------------------  ----------------  ---------------------  ----------------------
OPERATIONS
   Net investment income (loss)                         $ (18,321)        $ (15,667)              $ 11,921               $ 182,346
   Net realized gain (loss) on investments                 89,315           235,907               (633,986)                128,269
   Net change in unrealized appreciation
      (depreciation) on investments                       105,121           213,600                615,180                (362,340)
                                                ------------------  ----------------  ---------------------  ----------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        176,115           433,840                 (6,885)                (51,725)
                                                ------------------  ----------------  ---------------------  ----------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                       28,361            69,732                105,756               1,041,321
   Surrenders and terminations                           (169,344)       (1,298,595)              (198,372)               (635,178)
   Transfers between portfolios                            38,478          (412,027)            (3,715,764)            (13,560,688)
   Net annuitization transactions                               -            41,893                      -                       -
   Policyholder charges (Note 3)                             (631)           (3,213)                  (703)                 (1,043)
                                                ------------------  ----------------  ---------------------  ----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (103,136)       (1,602,210)            (3,809,083)            (13,155,588)
                                                ------------------  ----------------  ---------------------  ----------------------

NET INCREASE (DECREASE) IN NET ASSETS                      72,979        (1,168,370)            (3,815,968)            (13,207,313)

NET ASSETS BEGINNING OF PERIOD                          1,252,342         6,862,430              3,815,968              13,207,313
                                                ------------------  ----------------  ---------------------------------------------

NET ASSETS END OF PERIOD                              $ 1,325,321       $ 5,694,060                    $ -                     $ -
----------------------------------------------- ==================  ================  =====================  ======================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                    174,036           746,206                408,574               1,406,981

      Units Issued                                        102,146           137,217                 39,447                 206,953
      Units Redeemed                                     (118,572)         (310,780)              (448,021)             (1,613,934)
                                                ------------------  ----------------  ---------------------  ----------------------

Units Outstanding at December 31, 2004                    157,610           572,643                      -                       -
                                                ==================  ================  =====================  ======================




                                                      JNL/S&P             JNL/S&P
                                                   Core Index 50       Core Index 75
                                                     Portfolio           Portfolio
                                                -------------------- ------------------
OPERATIONS
   Net investment income (loss)                                 $ -                $ -
   Net realized gain (loss) on investments                        -                  -
   Net change in unrealized appreciation
      (depreciation) on investments                               -                  -
                                                -------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                -                  -
                                                -------------------- ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                              -                  -
   Surrenders and terminations                                    -                  -
   Transfers between portfolios                                   -                  -
   Net annuitization transactions                                 -                  -
   Policyholder charges (Note 3)                                  -                  -
                                                -------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                          -                  -
                                                -------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                             -                  -

NET ASSETS BEGINNING OF PERIOD                                    -                  -
                                                -------------------- ------------------

NET ASSETS END OF PERIOD                                        $ -                $ -
----------------------------------------------- ==================== ==================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                            -                  -

      Units Issued                                                -                  -
      Units Redeemed                                              -                  -
                                                -------------------- ------------------

Units Outstanding at December 31, 2004                            -                  -
                                                ==================== ==================


(a)  Period from January 1, 2004 through April 30, 2004.
(b)  Period from May 1, 2004 through October 1, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                      JNL/S&P        JNL/S&P Equity        JNL/S&P Equity            JNL/S&P
                                                  Core Index 100    Aggressive Growth         Aggressive           Equity Growth
                                                   Portfolio (d)     Portfolio I (d)     Growth Portfolio II (c)  Portfolio I (d)
                                                ----------------- --------------------- ----------------------  ------------------
OPERATIONS
   Net investment income (loss)                             $ 91             $ (10,388)              $ (7,831)          $ (36,355)
   Net realized gain (loss) on investments                 1,018                49,815               (420,650)            139,277
   Net change in unrealized appreciation
      (depreciation) on investments                            -                     -                416,151                   -
                                                ----------------- --------------------- ----------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         1,109                39,427                (12,330)            102,922
                                                ----------------- --------------------- ----------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                           -                27,837                 49,415              59,985
   Surrenders and terminations                                 -              (119,650)               (30,474)           (205,568)
   Transfers between portfolios                           (1,109)               52,835             (1,566,193)             43,700
   Net annuitization transactions                              -                     -                      -                   -
   Policyholder charges (Note 3)                               -                  (449)                  (168)             (1,039)
                                                ----------------- --------------------- ----------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  (1,109)              (39,427)            (1,547,420)           (102,922)
                                                ----------------- --------------------- ----------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                          -                     -             (1,559,750)                  -

NET ASSETS BEGINNING OF PERIOD                                 -                     -              1,559,750                   -
                                                ----------------- --------------------- ----------------------  ------------------

NET ASSETS END OF PERIOD                                     $ -                   $ -                    $ -                 $ -
----------------------------------------------- ================= ===================== ======================  ==================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                         -                     -                158,394                   -

      Units Issued                                         3,929               201,969                 42,143             708,598
      Units Redeemed                                      (3,929)             (201,969)              (200,537)           (708,598)
                                                ----------------- --------------------- ----------------------  ------------------

Units Outstanding at December 31, 2004                         -                     -                      -                   -
                                                ================= ===================== ======================  ==================


                                                                             JNL/S&P              JNL/S&P
                                                       JNL/S&P               Managed              Managed             JNL/S&P
                                                    Equity Growth           Aggressive         Conservative       Managed Growth
                                                  Portfolio II (c)     Growth Portfolio (a)    Portfolio (b)       Portfolio (a)
                                                ---------------------- --------------------- ------------------ --------------------
OPERATIONS
   Net investment income (loss)                             $ (25,671)            $ (60,602)            $ (611)           $ (88,958)
   Net realized gain (loss) on investments                 (1,518,532)               17,800                109              129,866
   Net change in unrealized appreciation
      (depreciation) on investments                         1,502,204             1,290,673              4,583            1,829,930
                                                ---------------------- --------------------- ------------------ --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            (41,999)            1,247,871              4,081            1,870,838
                                                ---------------------- --------------------- ------------------ --------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                          421,550               111,690            477,989              623,057
   Surrenders and terminations                               (437,799)             (499,584)           (15,000)          (1,656,759)
   Transfers between portfolios                            (6,330,990)           13,958,648            164,676           19,600,346
   Net annuitization transactions                                   -                     -                  -                    -
   Policyholder charges (Note 3)                               (1,024)               (2,128)                 -               (5,135)
                                                ---------------------- --------------------- ------------------ --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   (6,348,263)           13,568,626            627,665           18,561,509
                                                ---------------------- --------------------- ------------------ --------------------

NET INCREASE (DECREASE) IN NET ASSETS                      (6,390,262)           14,816,497            631,746           20,432,347

NET ASSETS BEGINNING OF PERIOD                              6,390,262                     -                  -                    -
                                                ---------------------- --------------------- ------------------ --------------------

NET ASSETS END OF PERIOD                                          $ -          $ 14,816,497          $ 631,746         $ 20,432,347
----------------------------------------------- ====================== ===================== ================== ====================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                        705,253                     -                  -                    -

      Units Issued                                            142,775             1,459,732             63,270            2,126,544
      Units Redeemed                                         (848,028)             (124,379)            (1,475)            (269,037)
                                                ---------------------- --------------------- ------------------ --------------------

Units Outstanding at December 31, 2004                              -             1,335,353             61,795            1,857,507
                                                ====================== ===================== ================== ====================



                                                      JNL/S&P                JNL/S&P
                                                      Managed                Managed
                                                      Moderate               Moderate
                                                   Portfolio (b)       Growth Portfolio (a)
                                                --------------------- -----------------------
OPERATIONS
   Net investment income (loss)                               $ (115)               $ (4,603)
   Net realized gain (loss) on investments                         2                 251,575
   Net change in unrealized appreciation
      (depreciation) on investments                            1,605                 908,533
                                                --------------------- -----------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             1,492               1,155,505
                                                --------------------- -----------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                         105,376                 490,750
   Surrenders and terminations                                  (150)             (1,848,351)
   Transfers between portfolios                               15,797              14,366,361
   Net annuitization transactions                                  -                       -
   Policyholder charges (Note 3)                                   -                  (3,420)
                                                --------------------- -----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     121,023              13,005,340
                                                --------------------- -----------------------

NET INCREASE (DECREASE) IN NET ASSETS                        122,515              14,160,845

NET ASSETS BEGINNING OF PERIOD                                     -                       -
                                                --------------------- -----------------------

NET ASSETS END OF PERIOD                                   $ 122,515            $ 14,160,845
----------------------------------------------- ===================== =======================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                             -                       -

      Units Issued                                            12,021               1,550,380
      Units Redeemed                                             (15)               (247,391)
                                                --------------------- -----------------------

Units Outstanding at December 31, 2004                        12,006               1,302,989
                                                ===================== =======================

(a)  Commencement of operations April 30, 2004.
(b)  Inception date October 1, 2004.
(c)  Period from January 1, 2004 through April 30, 2004.
(d)  Period from May 1, 2004 through October 1, 2004.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004



                                                      JNL/S&P                                                              JNL/
                                                     Moderate          JNL/S&P Very             JNL/S&P           Salomon Brothers
                                                      Growth        Aggressive Growth       Very Aggressive           Balanced
                                                  Portfolio II (b)     Portfolio I (d)    Growth Portfolio II (b)   Portfolio (c)
                                                ------------------ --------------------- ----------------------  -------------------
OPERATIONS
   Net investment income (loss)                         $ 172,488             $ (12,621)             $ (10,731)           $ 159,385
   Net realized gain (loss) on investments               (720,137)               57,542               (561,516)             425,866
   Net change in unrealized appreciation
      (depreciation) on investments                       529,416                     -                573,785             (461,347)
                                                ------------------ --------------------- ----------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        (18,233)               44,921                  1,538              123,904
                                                ------------------ --------------------- ----------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                      574,755                    44                    535              370,166
   Surrenders and terminations                           (722,948)              (34,397)                (4,076)            (715,527)
   Transfers between portfolios                       (19,161,501)              (10,151)            (2,114,515)          (6,065,921)
   Net annuitization transactions                               -                     -                      -                    -
   Policyholder charges (Note 3)                           (2,841)                 (417)                  (290)              (2,037)
                                                ------------------ --------------------- ----------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              (19,312,535)              (44,921)            (2,118,346)          (6,413,319)
                                                ------------------ --------------------- ----------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                 (19,330,768)                    -             (2,116,808)          (6,289,415)

NET ASSETS BEGINNING OF PERIOD                         19,330,768                     -              2,116,808            6,289,415
                                                ------------------ --------------------- ----------------------  -------------------

NET ASSETS END OF PERIOD                                      $ -                   $ -                    $ -                  $ -
----------------------------------------------- ================== ===================== ======================  ===================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                  1,908,212                     -                203,859              571,985

      Units Issued                                        156,284               215,546                  1,747              142,805
      Units Redeemed                                   (2,064,496)             (215,546)              (205,606)            (714,790)
                                                ------------------ --------------------- ----------------------  -------------------

Units Outstanding at December 31, 2004                          -                     -                      -                    -
                                                ================== ===================== ======================  ===================



                                                                                               JNL/Salomon
                                                       JNL/                  JNL/               Brothers
                                                 Salomon Brothers      Salomon Brothers      U.S. Government        JNL/Select
                                                    High Yield            Strategic             & Quality            Balanced
                                                  Bond Portfolio        Bond Portfolio     Bond Portfolio (a)     Portfolio (a)
                                                --------------------  -------------------  --------------------  -----------------
OPERATIONS
   Net investment income (loss)                            $ 34,191             $ 98,990               $ 4,722          $ (19,717)
   Net realized gain (loss) on investments                  144,644              101,980                   785             48,465
   Net change in unrealized appreciation
      (depreciation) on investments                         160,820              (49,286)               (5,067)           314,852
                                                --------------------  -------------------  --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          339,655              151,684                   440            343,600
                                                --------------------  -------------------  --------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                        398,775              546,757                59,379             64,682
   Surrenders and terminations                           (1,707,071)            (448,435)               (1,656)          (188,953)
   Transfers between portfolios                             633,700              128,048                59,020          7,193,211
   Net annuitization transactions                                 -                    -                     -                  -
   Policyholder charges (Note 3)                             (2,189)              (1,018)                    -               (673)
                                                --------------------  -------------------  --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   (676,785)             225,352               116,743          7,068,267
                                                --------------------  -------------------  --------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                      (337,130)             377,036               117,183          7,411,867

NET ASSETS BEGINNING OF PERIOD                            6,370,556            2,935,424                     -                  -
                                                --------------------  -------------------  --------------------  -----------------

NET ASSETS END OF PERIOD                                $ 6,033,426          $ 3,312,460             $ 117,183        $ 7,411,867
----------------------------------------------- ====================  ===================  ====================  =================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                      527,018              223,316                     -                  -

      Units Issued                                          290,380               97,043                19,020            713,940
      Units Redeemed                                       (349,215)             (81,091)               (7,692)           (32,628)
                                                --------------------  -------------------  --------------------  -----------------

Units Outstanding at December 31, 2004                      468,183              239,268                11,328            681,312
                                                ====================  ===================  ====================  =================


                                                    JNL/Select           JNL/Select
                                                      Global             Large Cap
                                                 Growth Portfolio     Growth Portfolio
                                                -------------------- -------------------
OPERATIONS
   Net investment income (loss)                           $ (56,478)         $ (111,959)
   Net realized gain (loss) on investments                  275,306             446,493
   Net change in unrealized appreciation
      (depreciation) on investments                         156,199             376,192
                                                -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          375,027             710,726
                                                -------------------- -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                        106,893             160,814
   Surrenders and terminations                           (1,000,179)         (1,045,102)
   Transfers between portfolios                            (398,982)         (1,053,876)
   Net annuitization transactions                                 -                   -
   Policyholder charges (Note 3)                             (4,013)             (5,363)
                                                -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (1,296,281)         (1,943,527)
                                                -------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                      (921,254)         (1,232,801)

NET ASSETS BEGINNING OF PERIOD                            4,525,744           8,544,607
                                                -------------------- -------------------

NET ASSETS END OF PERIOD                                $ 3,604,490         $ 7,311,806
----------------------------------------------- ==================== ===================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                      504,546             692,407

      Units Issued                                          263,388              97,148
      Units Redeemed                                       (401,618)           (250,949)
                                                -------------------- -------------------

Units Outstanding at December 31, 2004                      366,316             538,606
                                                ==================== ===================


(a)  Commencement of operations April 30, 2004.
(b)  Period from January 1, 2004 through April 30, 2004.
(c)  Period from January 1, 2004 through October 1, 2004.
(d)  Period from May 1, 2004 through October 1, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004



                                                  JNL/Select   JNL/Select      JNL/T. Rowe        JNL/T. Rowe        JNL/T. Rowe
                                                 Money Market    Value      Price Established    Price Mid-Cap       Price Value
                                                  Portfolio   Portfolio (a) Growth Portfolio (a) Growth Portfolio    Portfolio (a)
                                                ------------- ------------- ------------------- ----------------- ------------------
OPERATIONS
   Net investment income (loss)                    $ (41,771)       $ (217)              $ 303        $ (115,176)           $ 1,457
   Net realized gain (loss) on investments                 -         4,322                  62           769,202                501
   Net change in unrealized appreciation
      (depreciation) on investments                        -        17,116              36,161           525,620             62,514
                                                ------------- ------------- ------------------- ----------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   (41,771)       21,221              36,526         1,179,646             64,472
                                                ------------- ------------- ------------------- ----------------- ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                               3,030,319        47,518             155,380           472,427            210,266
   Surrenders and terminations                    (3,101,244)      (34,372)           (448,051)         (411,613)           (24,358)
   Transfers between portfolios                      413,856       261,283             886,239          (306,403)           585,068
   Net annuitization transactions                     41,893             -                   -             5,039                  -
   Policyholder charges (Note 3)                      (2,797)          (20)                (44)           (3,754)               (23)
                                                ------------- ------------- ------------------- ----------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             382,027       274,409             593,524          (244,304)           770,953
                                                ------------- ------------- ------------------- ----------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                340,256       295,630             630,050           935,342            835,425

NET ASSETS BEGINNING OF PERIOD                     4,356,611             -                   -         7,730,157                  -
                                                ------------- ------------- ------------------- ----------------- ------------------

NET ASSETS END OF PERIOD                         $ 4,696,867     $ 295,630           $ 630,050       $ 8,665,499          $ 835,425
----------------------------------------------- ============= ============= =================== ================= ==================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003               394,327             -                   -           570,497                  -

      Units Issued                                 1,339,599        30,611              57,755           145,868             80,880
      Units Redeemed                              (1,305,729)       (4,841)               (184)         (166,363)            (6,904)
                                                ------------- ------------- ------------------- ----------------- ------------------

Units Outstanding at December 31, 2004               428,197        25,770              57,571           550,002             73,976
                                                ============= ============= =================== ================= ==================

(a)  Commencement of operations April 30, 2004.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                       JNL/                JNL/AIM                JNL/                JNL/
                                                  AIM Large Cap         Premier Equity       AIM Small Cap      Alliance Capital
                                                 Growth Portfolio        II Portfolio       Growth Portfolio    Growth Portfolio
                                               ---------------------  -------------------  ------------------- --------------------
OPERATIONS
   Net investment income (loss)                            $ (7,964)            $ (4,730)            $ (8,580)           $ (71,807)
   Net realized gain (loss) on investments                   11,305                 (111)              66,313               54,713
   Net change in unrealized appreciation
      on investments                                        126,519               67,386               97,797              922,010
                                               ---------------------  -------------------  ------------------- --------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          129,860               62,545              155,530              904,916
                                               ---------------------  -------------------  ------------------- --------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                         92,406               11,766              138,116              210,447
   Surrenders and terminations                              (78,910)             (63,553)             (90,369)            (703,272)
   Transfers between portfolios                           1,011,938              567,681              656,629             (227,283)
   Policyholder charges (Note 3)                               (115)                 (93)                (438)              (3,186)
                                               ---------------------  -------------------  ------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  1,025,319              515,801              703,938             (723,294)
                                               ---------------------  -------------------  ------------------- --------------------

NET INCREASE IN NET ASSETS                                1,155,179              578,346              859,468              181,622

NET ASSETS BEGINNING OF PERIOD                              162,576              183,620              226,555            4,394,737
                                               ---------------------  -------------------  ------------------- --------------------

NET ASSETS END OF PERIOD                                $ 1,317,755            $ 761,966          $ 1,086,023          $ 4,576,359
---------------------------------------------- =====================  ===================  =================== ====================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                       21,263               24,313               28,242              608,840

      Units Issued                                          164,914              136,049              657,062              628,707
      Units Redeemed                                        (51,625)             (76,868)            (586,036)            (719,824)
                                               ---------------------  -------------------  ------------------- --------------------

Units Outstanding at December 31, 2003                      134,552               83,494               99,268              517,723
                                               =====================  ===================  =================== ====================



                                                    JNL/Janus          JNL/JPMorgan           JNL/Lazard          JNL/Lazard
                                                 Growth & Income       International           Mid Cap             Small Cap
                                                    Portfolio         Value Portfolio      Value Portfolio      Value Portfolio
                                               -------------------- --------------------  -------------------  ------------------
OPERATIONS
   Net investment income (loss)                          $ (50,661)             $ 5,069            $ (69,091)          $ (72,837)
   Net realized gain (loss) on investments                (108,396)             206,211              336,921             365,319
   Net change in unrealized appreciation
      on investments                                     1,185,158              151,909            1,016,216           1,253,492
                                               -------------------- --------------------  -------------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       1,026,101              363,189            1,284,046           1,545,974
                                               -------------------- --------------------  -------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                       149,784              162,639              253,983             148,907
   Surrenders and terminations                            (490,498)             (59,543)            (553,596)           (559,771)
   Transfers between portfolios                            (59,929)             333,018            1,286,124             814,696
   Policyholder charges (Note 3)                            (2,290)              (1,578)              (2,917)             (2,974)
                                               -------------------- --------------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  (402,933)             434,536              983,594             400,858
                                               -------------------- --------------------  -------------------  ------------------

NET INCREASE IN NET ASSETS                                 623,168              797,725            2,267,640           1,946,832

NET ASSETS BEGINNING OF PERIOD                           4,591,659              776,848            4,823,361           4,125,671
                                               -------------------- --------------------  -------------------  ------------------

NET ASSETS END OF PERIOD                               $ 5,214,827          $ 1,574,573          $ 7,091,001         $ 6,072,503
---------------------------------------------- ==================== ====================  ===================  ==================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                     868,940              134,208              456,258             456,001

      Units Issued                                         350,302            2,018,997            1,660,717           1,619,077
      Units Redeemed                                      (415,784)          (1,955,165)          (1,588,701)         (1,584,316)
                                               -------------------- --------------------  -------------------  ------------------

Units Outstanding at December 31, 2003                     803,458              198,040              528,274             490,762
                                               ==================== ====================  ===================  ==================



                                                      JNL/MCM                 JNL/MCM
                                                  Communications          Consumer Brands
                                               Sector Portfolio (a)    Sector Portfolio (a)
                                               ----------------------  ----------------------
OPERATIONS
   Net investment income (loss)                                 $ (1)                   $ (1)
   Net realized gain (loss) on investments                       117                      10
   Net change in unrealized appreciation
      on investments                                               -                      30
                                               ----------------------  ----------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                               116                      39
                                               ----------------------  ----------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                               -                       -
   Surrenders and terminations                                     -                       -
   Transfers between portfolios                                 (116)                  5,010
   Policyholder charges (Note 3)                                   -                       -
                                               ----------------------  ----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                        (116)                  5,010
                                               ----------------------  ----------------------

NET INCREASE IN NET ASSETS                                         -                   5,049

NET ASSETS BEGINNING OF PERIOD                                     -                       -
                                               ----------------------  ----------------------

NET ASSETS END OF PERIOD                                         $ -                 $ 5,049
---------------------------------------------- ======================  ======================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                             -                       -

      Units Issued                                               170                     656
      Units Redeemed                                            (170)                   (160)
                                               ----------------------  ----------------------

Units Outstanding at December 31, 2003                             -                     496
                                               ======================  ======================

(a) Commencement of operations December 15, 2003.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003



                                                   JNL/MCM            JNL/MCM                JNL/MCM               JNL/MCM
                                                    Energy          Financial            Pharmaceutical/         Technology
                                                    Sector            Sector                Healthcare              Sector
                                                 Portfolio (a)      Portfolio (a)       Sector Portfolio (a)   Sector Portfolio (a)
                                               ---------------- --------------------- ---------------------- --------------------
OPERATIONS
   Net investment income (loss)                           $ (5)                 $ (2)                  $ (7)                $ (1)
   Net realized gain (loss) on investments                  79                    13                     26                   13
   Net change in unrealized appreciation
      on investments                                       319                    37                    225                    -
                                               ---------------- --------------------- ---------------------- --------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         393                    48                    244                   12
                                               ---------------- --------------------- ---------------------- --------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                        25                     -                      -                    -
   Surrenders and terminations                               -                     -                      -                    -
   Transfers between portfolios                          6,789                 5,000                 15,002                  (12)
   Policyholder charges (Note 3)                             -                     -                      -                    -
                                               ---------------- --------------------- ---------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 6,814                 5,000                 15,002                  (12)
                                               ---------------- --------------------- ---------------------- --------------------

NET INCREASE IN NET ASSETS                               7,207                 5,048                 15,246                    -

NET ASSETS BEGINNING OF PERIOD                               -                     -                      -                    -
                                               ---------------- --------------------- ---------------------- --------------------

NET ASSETS END OF PERIOD                               $ 7,207               $ 5,048               $ 15,246                  $ -
---------------------------------------------- ================ ===================== ====================== ====================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                       -                     -                      -                    -

      Units Issued                                         854                   663                  1,662                  160
      Units Redeemed                                      (170)                 (170)                  (170)                (160)
                                               ---------------- --------------------- ---------------------- --------------------

Units Outstanding at December 31, 2003                     684                   493                  1,492                    -
                                               ================ ===================== ====================== ====================


                                                                           JNL/
                                                     JNL/MCM           Oppenheimer              JNL/               JNL/PIMCO
                                                   The Dow SM         Global Growth          Oppenheimer         Total Return
                                                  10 Portfolio          Portfolio         Growth Portfolio      Bond Portfolio
                                               -------------------- -------------------  -------------------- --------------------
OPERATIONS
   Net investment income (loss)                          $ (40,003)          $ (26,094)             $ (7,358)           $ (41,437)
   Net realized gain (loss) on investments                 (91,602)            623,768                19,636              924,369
   Net change in unrealized appreciation
      on investments                                       852,903             140,791                67,592             (332,757)
                                               -------------------- -------------------  -------------------- --------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         721,298             738,465                79,870              550,175
                                               -------------------- -------------------  -------------------- --------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                       968,808             114,954                41,626            1,861,389
   Surrenders and terminations                            (428,989)            (87,531)              (44,466)          (2,941,573)
   Transfers between portfolios                          1,207,931             264,401               259,870           (1,976,812)
   Policyholder charges (Note 3)                            (1,291)             (1,585)                 (200)              (7,221)
                                               -------------------- -------------------  -------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 1,746,459             290,239               256,830           (3,064,217)
                                               -------------------- -------------------  -------------------- --------------------

NET INCREASE IN NET ASSETS                               2,467,757           1,028,704               336,700           (2,514,042)

NET ASSETS BEGINNING OF PERIOD                           2,368,998             834,184               316,730           17,897,175
                                               -------------------- -------------------  -------------------- --------------------

NET ASSETS END OF PERIOD                               $ 4,836,755         $ 1,862,888             $ 653,430         $ 15,383,133
---------------------------------------------- ==================== ===================  ==================== ====================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                     305,788             114,151                46,680            1,361,808

      Units Issued                                         392,452           6,778,501               427,427              477,017
      Units Redeemed                                      (190,360)         (6,708,563)             (391,108)            (704,846)
                                               -------------------- -------------------  -------------------- --------------------

Units Outstanding at December 31, 2003                     507,880             184,089                82,999            1,133,980
                                               ==================== ===================  ==================== ====================

                                                                         JNL/Putnam
                                                    JNL/Putnam         International
                                                 Equity Portfolio     Equity Portfolio
                                               ---------------------  -----------------
OPERATIONS
   Net investment income (loss)                           $ (65,489)         $ (15,377)
   Net realized gain (loss) on investments                  304,931          1,053,015
   Net change in unrealized appreciation
      on investments                                        796,246            195,499
                                               ---------------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        1,035,688          1,233,137
                                               ---------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                        166,232            360,678
   Surrenders and terminations                             (764,798)          (193,140)
   Transfers between portfolios                            (474,348)        (1,162,291)
   Policyholder charges (Note 3)                             (4,105)            (3,575)
                                               ---------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (1,077,019)          (998,328)
                                               ---------------------  -----------------

NET INCREASE IN NET ASSETS                                  (41,331)           234,809

NET ASSETS BEGINNING OF PERIOD                            4,948,629          2,426,108
                                               ---------------------  -----------------

NET ASSETS END OF PERIOD                                $ 4,907,298        $ 2,660,917
---------------------------------------------- =====================  =================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                      759,585            361,387

      Units Issued                                        3,852,448         16,514,224
      Units Redeemed                                     (4,011,029)       (16,562,554)
                                               ---------------------  -----------------

Units Outstanding at December 31, 2003                      601,004            313,057
                                               =====================  =================


(a) Commencement of operations December 15, 2003.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                    JNL/Putnam           JNL/Putnam             JNL/S&P              JNL/S&P
                                                      Midcap            Value Equity          Aggressive           Conservative
                                                 Growth Portfolio        Portfolio        Growth Portfolio II   Growth Portfolio II
                                               --------------------- -------------------  --------------------  -------------------
OPERATIONS
   Net investment income (loss)                           $ (17,721)          $ (25,197)            $ (21,289)            $ 59,444
   Net realized gain (loss) on investments                  144,099             (93,062)             (554,437)            (287,601)
   Net change in unrealized appreciation
      on investments                                        150,967           1,483,188             1,378,309            2,364,782
                                               --------------------- -------------------  --------------------  -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          277,345           1,364,929               802,583            2,136,625
                                               --------------------- -------------------  --------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                        118,880             312,958               117,058              694,184
   Surrenders and terminations                             (138,075)           (664,630)             (796,824)          (2,013,275)
   Transfers between portfolios                             230,868            (575,942)             (246,376)             549,418
   Policyholder charges (Note 3)                               (733)             (3,352)               (2,144)              (4,976)
                                               --------------------- -------------------  --------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    210,940            (930,966)             (928,286)            (774,649)
                                               --------------------- -------------------  --------------------  -------------------

NET INCREASE IN NET ASSETS                                  488,285             433,963              (125,703)           1,361,976

NET ASSETS BEGINNING OF PERIOD                              764,057           6,428,467             3,941,671           11,845,337
                                               --------------------- -------------------  -----------------------------------------

NET ASSETS END OF PERIOD                                $ 1,252,342         $ 6,862,430           $ 3,815,968         $ 13,207,313
---------------------------------------------- ===================== ===================  ====================  ===================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                      139,600             857,688               524,309            1,500,626

      Units Issued                                        1,725,165             178,131                72,544              381,626
      Units Redeemed                                     (1,690,730)           (289,613)             (188,279)            (475,271)
                                               --------------------- -------------------  --------------------  -------------------

Units Outstanding at December 31, 2003                      174,036             746,206               408,574            1,406,981
                                               ===================== ===================  ====================  ===================


                                                                                                 JNL/S&P
                                                   JNL/S&P Equity            JNL/S&P            Moderate             JNL/S&P
                                                     Aggressive           Equity Growth          Growth          Very Aggressive
                                                Growth Portfolio II       Portfolio II        Portfolio II      Growth Portfolio II
                                               -----------------------  ------------------  ------------------  -------------------
OPERATIONS
   Net investment income (loss)                             $ (20,297)          $ (74,848)          $ (13,000)           $ (28,945)
   Net realized gain (loss) on investments                   (340,550)           (702,394)           (869,873)            (211,351)
   Net change in unrealized appreciation
      on investments                                          681,406           2,021,093           4,172,829              706,360
                                               -----------------------  ------------------  ------------------  -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                            320,559           1,243,851           3,289,956              466,064
                                               -----------------------  ------------------  ------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                          119,723             154,539           1,295,190              111,702
   Surrenders and terminations                               (454,135)           (463,623)         (1,606,980)            (301,744)
   Transfers between portfolios                                65,253              62,129            (117,396)             (54,996)
   Policyholder charges (Note 3)                               (1,033)             (2,757)             (8,330)              (1,103)
                                               -----------------------  ------------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     (270,192)           (249,712)           (437,516)            (246,141)
                                               -----------------------  ------------------  ------------------  -------------------

NET INCREASE IN NET ASSETS                                     50,367             994,139           2,852,440              219,923

NET ASSETS BEGINNING OF PERIOD                              1,509,383           5,396,123          16,478,328            1,896,885
                                               -----------------------  ------------------  ------------------  -------------------

NET ASSETS END OF PERIOD                                  $ 1,559,750         $ 6,390,262        $ 19,330,768          $ 2,116,808
---------------------------------------------- =======================  ==================  ==================  ===================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                        193,453             745,979           1,972,821              231,091

      Units Issued                                             32,429             127,364             431,402               18,239
      Units Redeemed                                          (67,488)           (168,090)           (496,011)             (45,471)
                                               -----------------------  ------------------  ------------------  -------------------

Units Outstanding at December 31, 2003                        158,394             705,253           1,908,212              203,859
                                               =======================  ==================  ==================  ===================


                                                      JNL/                 JNL/
                                                Salomon Brothers     Salomon Brothers
                                                    Balanced             Strategic
                                                    Portfolio         Bond Portfolio
                                               -------------------- --------------------
OPERATIONS
   Net investment income (loss)                           $ 40,968             $ 86,174
   Net realized gain (loss) on investments                  26,465               91,746
   Net change in unrealized appreciation
      on investments                                       703,720              105,656
                                               -------------------- --------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         771,153              283,576
                                               -------------------- --------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                       460,216              223,260
   Surrenders and terminations                          (1,029,708)            (337,051)
   Transfers between portfolios                          1,355,808              467,578
   Policyholder charges (Note 3)                            (2,815)              (1,201)
                                               -------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   783,501              352,576
                                               -------------------- --------------------

NET INCREASE IN NET ASSETS                               1,554,654              636,152

NET ASSETS BEGINNING OF PERIOD                           4,734,761            2,299,272
                                               -------------------- --------------------

NET ASSETS END OF PERIOD                               $ 6,289,415          $ 2,935,424
---------------------------------------------- ==================== ====================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                     496,500              195,636

      Units Issued                                         238,141              103,421
      Units Redeemed                                      (162,656)             (75,740)
                                               -------------------- --------------------

Units Outstanding at December 31, 2003                     571,985              223,316
                                               ==================== ====================


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003



                                                      JNL/        JNL/Select     JNL/Select      JNL/Select         JNL/T. Rowe
                                                Salomon Brothers    Global        Large Cap        Money               Price
                                                   High Yield       Growth         Growth          Market             Mid-Cap
                                                 Bond Portfolio    Portfolio      Portfolio       Portfolio       Growth Portfolio
                                               ----------------- ------------- -------------- ------------------  -----------------
OPERATIONS
   Net investment income (loss)                       $ 432,168     $ (97,195)    $ (136,070)        $ (135,434)        $ (106,189)
   Net realized gain (loss) on investments              422,304     1,015,350      1,314,298                  -          1,162,849
   Net change in unrealized appreciation
      on investments                                    782,546       440,733      1,249,867                  -          1,055,576
                                               ----------------- ------------- -------------- ------------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    1,637,018     1,358,888      2,428,095           (135,434)         2,112,236
                                               ----------------- ------------- -------------- ------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments                                  3,004,821        52,542        360,189          9,031,142            264,683
   Surrenders and terminations                         (722,767)   (2,055,933)    (2,476,006)       (32,841,740)        (1,844,630)
   Transfers between portfolios                      (4,013,150)     (287,579)       453,489           (509,868)         1,903,991
   Policyholder charges (Note 3)                         (2,331)       (5,651)        (7,624)            (9,272)            (4,902)
                                               ----------------- ------------- -------------- ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             (1,733,427)   (2,296,621)    (1,669,952)       (24,329,738)           319,142
                                               ----------------- ------------- -------------- ------------------  -----------------

NET INCREASE IN NET ASSETS                              (96,409)     (937,733)       758,143        (24,465,172)         2,431,378

NET ASSETS BEGINNING OF PERIOD                        6,466,965     5,463,477      7,786,464         28,821,783          5,298,779
                                               ----------------- ------------- -------------- ------------------  -----------------

NET ASSETS END OF PERIOD                            $ 6,370,556   $ 4,525,744    $ 8,544,607        $ 4,356,611        $ 7,730,157
---------------------------------------------- ================= ============= ============== ==================  =================



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                  662,941       743,815        841,962          2,581,638            533,930

      Units Issued                                      986,032    15,383,478      9,710,045         32,525,308          6,334,543
      Units Redeemed                                 (1,121,955)  (15,622,747)    (9,859,600)       (34,712,619)        (6,297,975)
                                               ----------------- ------------- -------------- ------------------  -----------------

Units Outstanding at December 31, 2003                  527,018       504,546        692,407            394,327            570,497
                                               ================= ============= ============== ==================  =================

See notes to the financial statements.



JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company ("Jackson National") established Jackson National Separate Account III (the "Separate Account") on October 23, 1997. The Separate Account commenced operations on April 13, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained sixty-five (65) Portfolios during 2004, but currently contains forty-nine (49) Portfolios as of December 31, 2004, each of which invests in the following mutual funds ("Funds"):

-----------------------------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
JNL/AIM Large Cap Growth Fund                            JNL/S&P Aggressive Growth Fund II (1)
JNL/AIM Premier Equity II Fund (1)                       JNL/S&P Conservative Growth Fund II (1)
JNL/AIM Small Cap Growth Fund                            JNL/S&P Core Index 50 (1)
JNL/Alger Growth Fund                                    JNL/S&P Core Index 75 (1)
JNL/Alliance Capital Growth Fund                         JNL/S&P Core Index 100 (1)
JNL/Eagle Core Equity                                    JNL/S&P Equity Aggressive Fund I & II (1)
JNL/Eagle SmallCap Equity Fund                           JNL/S&P Equity Growth Fund I & II (1)
JNL/FMR Balanced Fund                                    JNL/S&P Managed Aggressive Growth Fund
JNL/FMR Capital Growth Fund                              JNL/S&P Managed Conservative Fund
JNL/Janus Growth & Income Fund (1)                       JNL/S&P Managed Growth Fund
JNL/JP Morgan International Value Fund                   JNL/S&P Managed Moderate Fund
JNL/Lazard Mid Cap Value Fund                            JNL/S&P Managed Moderate Growth Fund
JNL/Lazard Small Cap Value Fund                          JNL/S&P Moderate Growth Fund II (1)
JNL/MCM Bond Index Fund*                                 JNL/S&P Very Aggressive Growth Fund I & II (1)
JNL/MCM Enhanced S&P 500 Stock Index Fund*               JNL/Salomon Brothers Balanced Fund (1)
JNL/MCM International Index Fund*                        JNL/Salomon Brothers High Yield Bond Fund
JNL/MCM S&P 400 Mid Cap Fund*                            JNL/Salomon Brothers Strategic Bond Fund
JNL/MCM S&P 500 Index Fund*                              JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/MCM Small Cap Index Fund*                            JNL/Select Balanced Fund
JNL/Oppenheimer Global Growth Fund                       JNL/Select Global Growth Fund
JNL/Oppenheimer Growth Fund                              JNL/Select Large Cap Growth Fund
JNL/PIMCO Total Return Bond Fund                         JNL/Select Money Market Fund
JNL/PPM America High Yield Bond Fund (1)                 JNL/Select Value Fund
JNL/Putnam Equity Fund                                   JNL/T. Rowe Price Established Growth Fund
JNL/Putnam International Equity Fund                     JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Putnam Midcap Growth Fund                            JNL/T. Rowe Price Value Fund
JNL/Putnam Value Equity Fund


-------------------------------------------------------------
                   JNL VARIABLE FUND LLC
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Energy Sector Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM Pharmaceutical/Healthcare Sector Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM VIP Fund*


                 JNL VARIABLE FUND III LLC
JNL/MCM The Dow SM 10 Fund*



* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

(1)  These funds are no longer available as of December 31, 2004.

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2004, the following acquisitions were accomplished at no cost to the contract owners:

----------------------------------------- ------------------------------------------ -----------------------------------
ACQUIRED PORTFOLIO                        ACQUIRING PORTFOLIO                        DATE OF ACQUISITION
----------------------------------------- ------------------------------------------ -----------------------------------
----------------------------------------- ------------------------------------------ -----------------------------------
JNL/AIM Premier Equity II Fund            JNL/AIM Large Cap Growth Fund              April 30, 2004
----------------------------------------- ------------------------------------------ -----------------------------------
----------------------------------------- ------------------------------------------ -----------------------------------
JNL/Janus Growth & Income Fund            JNL/Eagle Core Equity Fund                 April 30, 2004
----------------------------------------- ------------------------------------------ -----------------------------------
----------------------------------------- ------------------------------------------ -----------------------------------
JNL/S&P Aggressive Growth Fund II         JNL/S&P Aggressive Growth Fund I           April 30, 2004
----------------------------------------- ------------------------------------------ -----------------------------------
----------------------------------------- ------------------------------------------ -----------------------------------
JNL/S&P Conservative Growth Fund II       JNL/S&P Conservative Growth Fund I         April 30, 2004
----------------------------------------- ------------------------------------------ -----------------------------------
----------------------------------------- ------------------------------------------ -----------------------------------
JNL/S&P Equity Aggressive Growth Fund II  JNL/S&P Equity Aggressive Growth Fund I    April 30, 2004
----------------------------------------- ------------------------------------------ -----------------------------------
----------------------------------------- ------------------------------------------ -----------------------------------
JNL/S&P Equity Growth Fund II             JNL/S&P Equity Growth Fund I               April 30, 2004
----------------------------------------- ------------------------------------------ -----------------------------------
----------------------------------------- ------------------------------------------ -----------------------------------
JNL/S&P Moderate Growth Fund II           JNL/S&P Moderate Growth Fund I             April 30, 2004
----------------------------------------- ------------------------------------------ -----------------------------------
----------------------------------------- ------------------------------------------ -----------------------------------
JNL/S&P Very Aggressive Growth Fund II    JNL/S&P Very Aggressive Growth Fund I      April 30, 2004
----------------------------------------- ------------------------------------------ -----------------------------------
----------------------------------------- ------------------------------------------ -----------------------------------
JNL/PPM America High Yield Bond Fund      JNL/Salomon Brothers High Yield Bond Fund  October 1, 2004
----------------------------------------- ------------------------------------------ -----------------------------------
----------------------------------------- ------------------------------------------ -----------------------------------
JNL/S&P Core Index 100 Fund               JNL/S&P Moderate Growth Fund I             October1, 2004
----------------------------------------- ------------------------------------------ -----------------------------------
----------------------------------------- ------------------------------------------ -----------------------------------
JNL/S&P Core Index 50 Fund                JNL/S&P Aggressive Growth Fund I           October 1, 2004
JNL/S&P Core Index 75 Fund
JNL/S&P Equity Aggressive Growth Fund I
JNL/S&P Equity Growth Fund I
JNL/S&P Very Aggressive Fund I
----------------------------------------- ------------------------------------------ -----------------------------------
----------------------------------------- ------------------------------------------ -----------------------------------
JNL/Salomon Brothers Balanced Fund        JNL/PPM America Balanced Fund              October 1, 2004
----------------------------------------- ------------------------------------------ -----------------------------------

During the year ended December 31, 2004, the following Funds changed names:

---------------------------------------- ------------------------------------------- -----------------------------------
PRIOR PORTFOLIO NAME                     CURRENT PORTFOLIO NAME                      EFFECTIVE DATE
---------------------------------------- ------------------------------------------- -----------------------------------
---------------------------------------- ------------------------------------------- -----------------------------------
JNL/S&P Aggressive Growth Fund I         JNL/S&P Managed Aggressive Growth Fund      October 4, 2004
---------------------------------------- ------------------------------------------- -----------------------------------
---------------------------------------- ------------------------------------------- -----------------------------------
JNL/S&P Conservative Growth Fund I       JNL/S&P Managed Moderate Growth Fund        October 4, 2004
---------------------------------------- ------------------------------------------- -----------------------------------
---------------------------------------- ------------------------------------------- -----------------------------------
JNL/S&P Moderate Growth Fund I           JNL/S&P Managed Growth Fund                 October 4, 2004
---------------------------------------- ------------------------------------------- -----------------------------------
---------------------------------------- ------------------------------------------- -----------------------------------
JNL/PPM America Balanced Fund            JNL/Select Balanced Fund (2)                October 4, 2004
---------------------------------------- ------------------------------------------- -----------------------------------

(2)  Name change due to change in sub adviser.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

     The Separate Account's investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

CONTRACT CHARGES

     CONTRACT MAINTENANCE CHARGE

     An annual contract maintenance charge of $50 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2004 and 2003, contract maintenance charges were assessed in the amount of $67,898 and $73,448, respectively.

     TRANSFER FEE CHARGE

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the years ended December 31, 2004 and 2003, transfer fee charges were assessed in the amount of $600 and $16,344, respectively.

ASSET-BASED CHARGES

     INSURANCE CHARGES

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts. Jackson National deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

PREMIUM TAXES

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2004, purchases and proceeds from sales of investments are as follows:

------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
                                                                               PROCEEDS
                                                          PURCHASES          FROM SALES
JNL/AIM Large Cap Growth Fund                               $ 1,919,283      $ 1,016,162
JNL/AIM Premier Equity II Fund                                  151,601          896,242
JNL/AIM Small Cap Growth Fund                                 1,508,158        1,105,182
JNL/Alger Growth Fund                                            11,292            1,497
JNL/Alliance Capital Growth Fund                               7,65,549        1,665,149
JNL/Eagle Core Equity                                         5,287,903        1,044,841
JNL/Eagle SmallCap Equity Fund                                  114,178            9,033
JNL/FMR Balanced Fund                                            97,110           30,651
JNL/FMR Capital Growth Fund                                      24,599              416
JNL/Janus Growth & Income Fund                                  630,242        5,764,809
JNL/JP Morgan International Value Fund                        3,123,354        2,439,694
JNL/Lazard Mid Cap Value Fund                                 3,161,140        3,488,682
JNL/Lazard Small Cap Value Fund                               3,363,425        3,303,258
JNL/MCM Bond Index Fund                                         443,049           30,118
JNL/MCM Enhanced S&P 500 Stock Index Fund                       425,177          390,659
JNL/MCM International Index Fund                                465,574           23,442
JNL/MCM S&P 400 Mid Cap Fund                                    670,073           57,817
JNL/MCM S&P 500 Index Fund                                    1,866,698        1,145,827
JNL/MCM Small Cap Index Fund                                    492,671           51,927
JNL/Oppenheimer Global Growth Fund                            2,260,129        1,073,978
JNL/Oppenheimer Growth Fund                                     308,447          298,929
JNL/PIMCO Total Return Bond Fund                              3,498,103        5,844,623
JNL/PPM America High Yield Bond Portfolio                       173,057          168,662
JNL/Putnam Equity Fund                                          954,227        1,908,403
JNL/Putnam International Equity Fund                          1,752,047        2,399,710
JNL/Putnam Midcap Growth Fund                                   778,274          899,731
JNL/Putnam Value Equity Fund                                  1,353,751        2,971,628
JNL/S&P Aggressive Growth Fund II                               408,617        4,205,779
JNL/S&P Conservative Growth Fund II                           2,233,326       15,206,568
JNL/S&P Core Index 100                                           39,954           40,222
JNL/S&P Equity Aggressive Fund I                              2,015,920        2,065,735
JNL/S&P Equity Aggressive Fund II                               428,862        1,984,113
JNL/S&P Equity Growth Fund I                                  7,092,518        7,231,795
JNL/S&P Equity Growth Fund II                                 1,341,072        7,715,006
JNL/S&P Managed Aggressive Growth Fund                       14,858,506        1,350,482
JNL/S&P Managed Conservative Fund                               642,666           15,612
JNL/S&P Managed Growth Fund                                  21,469,956        2,932,213
JNL/S&P Managed Moderate Fund                                   121,173              265
JNL/S&P Managed Moderate Growth Fund                         15,851,077        2,648,608
JNL/S&P Moderate Growth Fund II                               1,877,405       21,017,452
JNL/S&P Very Aggressive Growth Fund I                         2,154,112        2,211,654
JNL/S&P Very Aggressive Growth Fund II                           18,507        2,147,584
JNL/Salomon Brothers Balanced Fund                            2,225,408        8,101,252
JNL/Salomon Brothers High Yield Bond Fund                     3,718,632        4,359,790
JNL/Salomon Brothers Strategic Bond Fund                      1,497,859        1,123,194
JNL/Salomon Brothers U.S. Government & Quality Bond Fund        201,802           79,688
JNL/Select Balanced Fund                                      7,464,361          371,205
JNL/Select Global Growth Fund                                 2,409,802        3,762,561
JNL/Select Large Cap Growth Fund                              1,242,103        3,297,589
JNL/Select Money Market Fund                                 14,776,374       14,436,118
JNL/Select Value Fund                                           330,684           54,701
JNL/T. Rowe Price Established Growth Fund                       597,579            3,752
JNL/T. Rowe Price Mid-Cap Growth Fund                         2,513,403        2,413,371
JNL/T. Rowe Price Value Fund                                    845,928           73,518


------------------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
                                                                                PROCEEDS
                                                          PURCHASES           FROM SALES
JNL/MCM Communications Sector Fund                           $  325,181      $   263,001
JNL/MCM Consumer Brands Sector Fund                              35,616            7,147
JNL/MCM Energy Sector Fund                                      597,764          248,669
JNL/MCM Financial Sector Fund                                   209,186           75,967
JNL/MCM JNL 5 Fund                                              411,010              524
JNL/MCM Pharmaceutical/Healthcare Sector Fund                   398,664          118,070
JNL/MCM Technology Sector Fund                                  262,588          217,596
JNL/MCM VIP Fund                                                 49,835               90


-------------------------------------------------------------------------------------------
                            JNL VARIABLE FUND III LLC
                                    PROCEEDS
                                                          PURCHASES        FROM SALES
JNL/MCM The Dow SM 10 Fund                                  $ 3,993,164      $ 3,210,878


JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts in addition to certain other portfolio data.

                                             JNL/                 JNL/AIM                  JNL/                  JNL/
                                        AIM Large Cap          Premier Equity         AIM Small Cap          Alger Growth
                                     Growth Portfolio (a)   II Portfolio (a)(d)    Growth Portfolio (a)     Portfolio (b)
                                     ---------------------  ---------------------  ---------------------  -------------------

Period ended December 31, 2004

   Unit Value                                 $ 10.611815             $ 8.925154            $ 11.516498          $ 10.687581
   Net Assets (in thousands)                      $ 2,413                    $ -                $ 1,555                 $ 10
   Units Outstanding (in thousands)                   227                      -                    135                    1
   Total Return****                                 8.35%                 -2.20%                  5.26%                6.88%
   Investment Income Ratio**                        0.00%                  0.15%                  0.00%                0.01%
   Ratio of Expenses***                             1.50%                  1.50%                  1.50%                1.50%

Period ended December 31, 2003

   Unit Value                                  $ 9.793633             $ 9.126242            $ 10.940581                  n/a
   Net Assets (in thousands)                      $ 1,318                  $ 762                $ 1,086                  n/a
   Units Outstanding (in thousands)                   135                     83                     99                  n/a
   Total Return****                                28.09%                 20.83%                 36.37%                  n/a
   Investment Income Ratio**                        0.00%                  0.00%                  0.00%                  n/a
   Ratio of Expenses***                             1.50%                  1.50%                  1.50%                  n/a

Period ended December 31, 2002

   Unit Value                                  $ 7.645976             $ 7.552795             $ 8.022530                  n/a
   Net Assets (in thousands)                        $ 163                  $ 184                  $ 227                  n/a
   Units Outstanding (in thousands)                    21                     24                     28                  n/a
   Total Return****                               -26.58%                -29.30%                -28.40%                  n/a
   Investment Income Ratio**                        0.00%                  0.00%                  0.00%                  n/a
   Ratio of Expenses***                             1.50%                  1.50%                  1.50%                  n/a

Period ended December 31, 2001

   Unit Value                                 $ 10.413719            $ 10.682786            $ 11.205131                  n/a
   Net Assets (in thousands)                         $ 80                    $ 5                   $ 16                  n/a
   Units Outstanding (in thousands)                     8                      -                      1                  n/a
   Total Return****                                4.14%*                 6.83%*                12.05%*                  n/a
   Investment Income Ratio**                        0.00%                  0.00%                  0.00%                  n/a
   Ratio of Expenses***                             1.50%                  1.50%                  1.50%                  n/a

Period ended December 31, 2000

   Unit Value                                         n/a                    n/a                    n/a                  n/a
   Net Assets (in thousands)                          n/a                    n/a                    n/a                  n/a
   Units Outstanding (in thousands)                   n/a                    n/a                    n/a                  n/a
   Total Return****                                   n/a                    n/a                    n/a                  n/a
   Investment Income Ratio**                          n/a                    n/a                    n/a                  n/a
   Ratio of Expenses***                               n/a                    n/a                    n/a                  n/a
------------------------------------



                                            JNL/                  JNL/                   JNL/                JNL/
                                      Alliance Capital         Eagle Core           Eagle SmallCap       FMR Balanced
                                      Growth Portfolio     Equity Portfolio (b)  Equity Portfolio (b)   Portfolio (b)
                                     --------------------  --------------------  --------------------- -----------------

Period ended December 31, 2004

   Unit Value                                 $ 9.257307           $ 10.746131            $ 11.382005       $ 10.879700
   Net Assets (in thousands)                     $ 3,901               $ 4,560                  $ 114              $ 72
   Units Outstanding (in thousands)                  421                   424                     10                 7
   Total Return****                                4.73%                7.46%*                13.82%*            8.80%*
   Investment Income Ratio**                       0.24%                 0.70%                  0.00%             2.09%
   Ratio of Expenses***                            1.50%                 1.50%                  1.50%             1.50%

Period ended December 31, 2003

   Unit Value                                 $ 8.839572                   n/a                    n/a               n/a
   Net Assets (in thousands)                     $ 4,576                   n/a                    n/a               n/a
   Units Outstanding (in thousands)                  518                   n/a                    n/a               n/a
   Total Return****                               22.46%                   n/a                    n/a               n/a
   Investment Income Ratio**                       0.00%                   n/a                    n/a               n/a
   Ratio of Expenses***                            1.50%                   n/a                    n/a               n/a

Period ended December 31, 2002

   Unit Value                                 $ 7.218330                   n/a                    n/a               n/a
   Net Assets (in thousands)                     $ 4,395                   n/a                    n/a               n/a
   Units Outstanding (in thousands)                  609                   n/a                    n/a               n/a
   Total Return****                              -32.06%                   n/a                    n/a               n/a
   Investment Income Ratio**                       0.00%                   n/a                    n/a               n/a
   Ratio of Expenses***                            1.50%                   n/a                    n/a               n/a

Period ended December 31, 2001

   Unit Value                                $ 10.623849                   n/a                    n/a               n/a
   Net Assets (in thousands)                     $ 9,460                   n/a                    n/a               n/a
   Units Outstanding (in thousands)                  890                   n/a                    n/a               n/a
   Total Return****                              -15.85%                   n/a                    n/a               n/a
   Investment Income Ratio**                       0.05%                   n/a                    n/a               n/a
   Ratio of Expenses***                            1.50%                   n/a                    n/a               n/a

Period ended December 31, 2000

   Unit Value                                $ 12.624682                   n/a                    n/a               n/a
   Net Assets (in thousands)                    $ 12,562                   n/a                    n/a               n/a
   Units Outstanding (in thousands)                  995                   n/a                    n/a               n/a
   Total Return****                              -18.81%                   n/a                    n/a               n/a
   Investment Income Ratio**                       0.00%                   n/a                    n/a               n/a
   Ratio of Expenses***                            1.50%                   n/a                    n/a               n/a
------------------------------------


                                              JNL/            JNL/Janus
                                         FMR Capital      Growth & Income
                                      Growth Portfolio (b) Portfolio (d)
                                     -------------------- -----------------

Period ended December 31, 2004

   Unit Value                                $ 11.585232        $ 6.373826
   Net Assets (in thousands)                        $ 27               $ -
   Units Outstanding (in thousands)                    2                 -
   Total Return****                              15.86%*            -1.80%
   Investment Income Ratio**                       0.00%             0.37%
   Ratio of Expenses***                            1.50%             1.50%

Period ended December 31, 2003

   Unit Value                                        n/a        $ 6.490492
   Net Assets (in thousands)                         n/a           $ 5,215
   Units Outstanding (in thousands)                  n/a               803
   Total Return****                                  n/a            22.83%
   Investment Income Ratio**                         n/a             0.50%
   Ratio of Expenses***                              n/a             1.50%

Period ended December 31, 2002

   Unit Value                                        n/a        $ 5.284213
   Net Assets (in thousands)                         n/a           $ 4,592
   Units Outstanding (in thousands)                  n/a               869
   Total Return****                                  n/a           -22.90%
   Investment Income Ratio**                         n/a             0.00%
   Ratio of Expenses***                              n/a             1.50%

Period ended December 31, 2001

   Unit Value                                        n/a        $ 6.853340
   Net Assets (in thousands)                         n/a           $ 7,375
   Units Outstanding (in thousands)                  n/a             1,076
   Total Return****                                  n/a           -14.81%
   Investment Income Ratio**                         n/a             0.72%
   Ratio of Expenses***                              n/a             1.50%

Period ended December 31, 2000

   Unit Value                                        n/a        $ 8.044558
   Net Assets (in thousands)                         n/a           $ 8,166
   Units Outstanding (in thousands)                  n/a             1,015
   Total Return****                                  n/a            -9.92%
   Investment Income Ratio**                         n/a             0.00%
   Ratio of Expenses***                              n/a             1.50%
------------------------------------


* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a deduction in the total return presented.

(a)  Inception date October 29, 2001.

(b)  Commencement of operations April 30, 2004.

(c)  Commencement of operations October 1, 2004.

(d)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit Values disclosed are as of April 30, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                     JNL/JPMorgan        JNL/Lazard        JNL/Lazard          JNL/MCM
                                     International        Mid Cap          Small Cap         Bond Index
                                    Value Portfolio   Value Portfolio   Value Portfolio     Portfolio (b)
                                    ----------------  ----------------- -----------------  ----------------

Period ended December 31, 2004

   Unit Value                            $ 9.597679        $ 16.491766       $ 14.064288       $ 10.280300
   Net Assets (in thousands)                $ 2,703            $ 7,481           $ 6,388             $ 418
   Units Outstanding (in thousands)             282                454               454                41
   Total Return****                          20.71%             22.86%            13.66%            2.80%*
   Investment Income Ratio**                  1.12%              0.14%             0.05%             0.55%
   Ratio of Expenses***                       1.50%              1.50%             1.50%             1.50%

Period ended December 31, 2003

   Unit Value                            $ 7.950814        $ 13.422953       $ 12.373700               n/a
   Net Assets (in thousands)                $ 1,575            $ 7,091           $ 6,073               n/a
   Units Outstanding (in thousands)             198                528               491               n/a
   Total Return****                          37.36%             26.97%            36.76%               n/a
   Investment Income Ratio**                  2.06%              0.24%             0.00%               n/a
   Ratio of Expenses***                       1.50%              1.50%             1.50%               n/a

Period ended December 31, 2002

   Unit Value                            $ 5.788432        $ 10.571561        $ 9.047553               n/a
   Net Assets (in thousands)                  $ 777            $ 4,823           $ 4,126               n/a
   Units Outstanding (in thousands)             134                456               456               n/a
   Total Return****                         -27.68%            -15.36%           -18.45%               n/a
   Investment Income Ratio**                  1.30%              0.27%             0.00%               n/a
   Ratio of Expenses***                       1.50%              1.50%             1.50%               n/a

Period ended December 31, 2001

   Unit Value                            $ 8.004392        $ 12.490262       $ 11.094785               n/a
   Net Assets (in thousands)                $ 1,027            $ 5,576           $ 4,528               n/a
   Units Outstanding (in thousands)             128                446               408               n/a
   Total Return****                         -21.60%             11.54%            15.59%               n/a
   Investment Income Ratio**                  0.65%              0.52%             0.20%               n/a
   Ratio of Expenses***                       1.50%              1.50%             1.50%               n/a

Period ended December 31, 2000

   Unit Value                           $ 10.209507        $ 11.197554        $ 9.598667               n/a
   Net Assets (in thousands)                $ 1,517            $ 4,107           $ 3,351               n/a
   Units Outstanding (in thousands)             149                367               349               n/a
   Total Return****                         -16.62%             23.51%            14.87%               n/a
   Investment Income Ratio**                  0.00%              0.00%             0.00%               n/a
   Ratio of Expenses***                       1.50%              1.50%             1.50%               n/a
----------------------------------




                                                                                                         JNL/MCM
                                           JNL/MCM               JNL/MCM             JNL/MCM             Enhanced
                                       Communications        Consumer Brands         Energy           S&P 500 Stock
                                    Sector Portfolio (a)    Sector Portfolio (a)Sector Portfolio (a)Index Portfolio (b)
                                    ----------------------  ------------------  ------------------  -------------------

Period ended December 31, 2004

   Unit Value                                 $ 12.382365         $ 11.043665         $ 13.841235          $ 10.988079
   Net Assets (in thousands)                         $ 65                $ 36               $ 407                 $ 46
   Units Outstanding (in thousands)                     5                   3                  29                    4
   Total Return****                                15.92%               8.45%              31.35%               9.88%*
   Investment Income Ratio**                        0.01%               0.00%               0.00%                0.24%
   Ratio of Expenses***                             1.50%               1.50%               1.50%                1.50%

Period ended December 31, 2003

   Unit Value                                 $ 10.681882         $ 10.183630         $ 10.537853                  n/a
   Net Assets (in thousands)                          $ -                 $ 5                 $ 7                  n/a
   Units Outstanding (in thousands)                     -                   -                   1                  n/a
   Total Return****                                6.82%*              1.84%*              5.38%*                  n/a
   Investment Income Ratio**                        0.00%               0.00%               0.00%                  n/a
   Ratio of Expenses***                             1.50%               1.50%               1.50%                  n/a

Period ended December 31, 2002

   Unit Value                                         n/a                 n/a                 n/a                  n/a
   Net Assets (in thousands)                          n/a                 n/a                 n/a                  n/a
   Units Outstanding (in thousands)                   n/a                 n/a                 n/a                  n/a
   Total Return****                                   n/a                 n/a                 n/a                  n/a
   Investment Income Ratio**                          n/a                 n/a                 n/a                  n/a
   Ratio of Expenses***                               n/a                 n/a                 n/a                  n/a

Period ended December 31, 2001

   Unit Value                                         n/a                 n/a                 n/a                  n/a
   Net Assets (in thousands)                          n/a                 n/a                 n/a                  n/a
   Units Outstanding (in thousands)                   n/a                 n/a                 n/a                  n/a
   Total Return****                                   n/a                 n/a                 n/a                  n/a
   Investment Income Ratio**                          n/a                 n/a                 n/a                  n/a
   Ratio of Expenses***                               n/a                 n/a                 n/a                  n/a

Period ended December 31, 2000

   Unit Value                                         n/a                 n/a                 n/a                  n/a
   Net Assets (in thousands)                          n/a                 n/a                 n/a                  n/a
   Units Outstanding (in thousands)                   n/a                 n/a                 n/a                  n/a
   Total Return****                                   n/a                 n/a                 n/a                  n/a
   Investment Income Ratio**                          n/a                 n/a                 n/a                  n/a
   Ratio of Expenses***                               n/a                 n/a                 n/a                  n/a
----------------------------------



                                          JNL/MCM             JNL/MCM
                                         Financial         International
                                    Sector Portfolio (a)  Index Portfolio (b)
                                    --------------------  ----------------

Period ended December 31, 2004

   Unit Value                               $ 11.438896       $ 11.706800
   Net Assets (in thousands)                      $ 148             $ 503
   Units Outstanding (in thousands)                  13                43
   Total Return****                              11.79%           17.07%*
   Investment Income Ratio**                      0.11%             0.18%
   Ratio of Expenses***                           1.50%             1.50%

Period ended December 31, 2003

   Unit Value                               $ 10.232191               n/a
   Net Assets (in thousands)                        $ 5               n/a
   Units Outstanding (in thousands)                   -               n/a
   Total Return****                              2.32%*               n/a
   Investment Income Ratio**                      0.00%               n/a
   Ratio of Expenses***                           1.50%               n/a

Period ended December 31, 2002

   Unit Value                                       n/a               n/a
   Net Assets (in thousands)                        n/a               n/a
   Units Outstanding (in thousands)                 n/a               n/a
   Total Return****                                 n/a               n/a
   Investment Income Ratio**                        n/a               n/a
   Ratio of Expenses***                             n/a               n/a

Period ended December 31, 2001

   Unit Value                                       n/a               n/a
   Net Assets (in thousands)                        n/a               n/a
   Units Outstanding (in thousands)                 n/a               n/a
   Total Return****                                 n/a               n/a
   Investment Income Ratio**                        n/a               n/a
   Ratio of Expenses***                             n/a               n/a

Period ended December 31, 2000

   Unit Value                                       n/a               n/a
   Net Assets (in thousands)                        n/a               n/a
   Units Outstanding (in thousands)                 n/a               n/a
   Total Return****                                 n/a               n/a
   Investment Income Ratio**                        n/a               n/a
   Ratio of Expenses***                             n/a               n/a
----------------------------------


* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets

*** Annualized contract expenses of the separate account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a deduction in the total return presented.

(a)  Commencement of operations December 15, 2003.

(b)  Commencement of operations April 30, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                               JNL/MCM
                                         JNL/MCM           Pharmaceutical/           JNL/MCM             JNL/MCM
                                          JNL 5               Healthcare         S&P 400 Mid Cap         S&P 500
                                      Portfolio (d)      Sector Portfolio (b)   Index Portfolio (c) Index Portfolio (c)
                                    -------------------  ---------------------  ------------------  ------------------

Period ended December 31, 2004

   Unit Value                              $ 10.996778            $ 10.415996         $ 11.295535         $ 10.918670
   Net Assets (in thousands)                     $ 422                  $ 300               $ 682               $ 733
   Units Outstanding (in thousands)                 38                     29                  60                  67
   Total Return****                             9.97%*                  1.92%             12.96%*              9.19%*
   Investment Income Ratio**                     0.73%                  0.00%               0.01%               1.42%
   Ratio of Expenses***                          1.50%                  1.50%               1.50%               1.50%

Period ended December 31, 2003

   Unit Value                                      n/a            $ 10.219907                 n/a                 n/a
   Net Assets (in thousands)                       n/a                   $ 15                 n/a                 n/a
   Units Outstanding (in thousands)                n/a                      1                 n/a                 n/a
   Total Return****                                n/a                 2.20%*                 n/a                 n/a
   Investment Income Ratio**                       n/a                  0.00%                 n/a                 n/a
   Ratio of Expenses***                            n/a                  1.50%                 n/a                 n/a

Period ended December 31, 2002

   Unit Value                                      n/a                    n/a                 n/a                 n/a
   Net Assets (in thousands)                       n/a                    n/a                 n/a                 n/a
   Units Outstanding (in thousands)                n/a                    n/a                 n/a                 n/a
   Total Return****                                n/a                    n/a                 n/a                 n/a
   Investment Income Ratio**                       n/a                    n/a                 n/a                 n/a
   Ratio of Expenses***                            n/a                    n/a                 n/a                 n/a

Period ended December 31, 2001

   Unit Value                                      n/a                    n/a                 n/a                 n/a
   Net Assets (in thousands)                       n/a                    n/a                 n/a                 n/a
   Units Outstanding (in thousands)                n/a                    n/a                 n/a                 n/a
   Total Return****                                n/a                    n/a                 n/a                 n/a
   Investment Income Ratio**                       n/a                    n/a                 n/a                 n/a
   Ratio of Expenses***                            n/a                    n/a                 n/a                 n/a

Period ended December 31, 2000

   Unit Value                                      n/a                    n/a                 n/a                 n/a
   Net Assets (in thousands)                       n/a                    n/a                 n/a                 n/a
   Units Outstanding (in thousands)                n/a                    n/a                 n/a                 n/a
   Total Return****                                n/a                    n/a                 n/a                 n/a
   Investment Income Ratio**                       n/a                    n/a                 n/a                 n/a
   Ratio of Expenses***                            n/a                    n/a                 n/a                 n/a
----------------------------------



                                                               JNL/MCM
                                           JNL/MCM            Technology         JNL/MCM           JNL/MCM
                                          Small Cap             Sector          The Dow SM           VIP
                                     Index Portfolio (c)    Portfolio (b)      10 Portfolio     Portfolio (d)
                                    ---------------------  ----------------- ----------------- ----------------

Period ended December 31, 2004

   Unit Value                                $ 11.544545        $ 10.039088        $ 9.630717      $ 10.548191
   Net Assets (in thousands)                       $ 497               $ 38           $ 5,781             $ 52
   Units Outstanding (in thousands)                   43                  4               600                5
   Total Return****                              15.45%*             -0.36%             1.13%           5.48%*
   Investment Income Ratio**                       0.01%              0.00%             0.00%            0.20%
   Ratio of Expenses***                            1.50%              1.50%             1.50%            1.50%

Period ended December 31, 2003

   Unit Value                                        n/a        $ 10.075688        $ 9.523435              n/a
   Net Assets (in thousands)                         n/a                $ -           $ 4,837              n/a
   Units Outstanding (in thousands)                  n/a                  -               508              n/a
   Total Return****                                  n/a             0.76%*            22.93%              n/a
   Investment Income Ratio**                         n/a              0.00%             0.00%              n/a
   Ratio of Expenses***                              n/a              1.50%             1.50%              n/a

Period ended December 31, 2002

   Unit Value                                        n/a                n/a        $ 7.747201              n/a
   Net Assets (in thousands)                         n/a                n/a           $ 2,369              n/a
   Units Outstanding (in thousands)                  n/a                n/a               306              n/a
   Total Return****                                  n/a                n/a           -11.29%              n/a
   Investment Income Ratio**                         n/a                n/a             0.00%              n/a
   Ratio of Expenses***                              n/a                n/a             1.50%              n/a

Period ended December 31, 2001

   Unit Value                                        n/a                n/a        $ 8.732721              n/a
   Net Assets (in thousands)                         n/a                n/a           $ 1,795              n/a
   Units Outstanding (in thousands)                  n/a                n/a               205              n/a
   Total Return****                                  n/a                n/a            -4.66%              n/a
   Investment Income Ratio**                         n/a                n/a             0.00%              n/a
   Ratio of Expenses***                              n/a                n/a             1.50%              n/a

Period ended December 31, 2000

   Unit Value                                        n/a                n/a        $ 9.159280              n/a
   Net Assets (in thousands)                         n/a                n/a           $ 1,413              n/a
   Units Outstanding (in thousands)                  n/a                n/a               154              n/a
   Total Return****                                  n/a                n/a             3.15%              n/a
   Investment Income Ratio**                         n/a                n/a             0.00%              n/a
   Ratio of Expenses***                              n/a                n/a             1.50%              n/a
----------------------------------



                                           JNL/
                                        Oppenheimer       JNL/Oppenheimer
                                       Global Growth          Growth
                                       Portfolio (a)       Portfolio (a)
                                    -------------------- ------------------

Period ended December 31, 2004

   Unit Value                               $ 11.758559         $ 8.083607
   Net Assets (in thousands)                    $ 3,481              $ 689
   Units Outstanding (in thousands)                 296                 85
   Total Return****                              16.18%              2.68%
   Investment Income Ratio**                      0.18%              0.00%
   Ratio of Expenses***                           1.50%              1.50%

Period ended December 31, 2003

   Unit Value                               $ 10.121240         $ 7.872982
   Net Assets (in thousands)                    $ 1,863              $ 653
   Units Outstanding (in thousands)                 184                 83
   Total Return****                              38.46%             16.03%
   Investment Income Ratio**                      0.00%              0.00%
   Ratio of Expenses***                           1.50%              1.50%

Period ended December 31, 2002

   Unit Value                                $ 7.309713         $ 6.785448
   Net Assets (in thousands)                      $ 834              $ 317
   Units Outstanding (in thousands)                 114                 47
   Total Return****                             -23.49%            -26.40%
   Investment Income Ratio**                      0.00%              0.00%
   Ratio of Expenses***                           1.50%              1.50%

Period ended December 31, 2001

   Unit Value                                $ 9.553567         $ 9.219923
   Net Assets (in thousands)                    $ 1,054              $ 262
   Units Outstanding (in thousands)                 110                 28
   Total Return****                             -4.46%*            -7.80%*
   Investment Income Ratio**                      0.00%              0.21%
   Ratio of Expenses***                           1.50%              1.50%

Period ended December 31, 2000

   Unit Value                                       n/a                n/a
   Net Assets (in thousands)                        n/a                n/a
   Units Outstanding (in thousands)                 n/a                n/a
   Total Return****                                 n/a                n/a
   Investment Income Ratio**                        n/a                n/a
   Ratio of Expenses***                             n/a                n/a
----------------------------------


* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets

*** Annualized contract expenses of the separate account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a deduction in the total return presented.

(a)  Inception date May 1, 2001.

(b)  Commencement of operations December 15, 2003.

(c)  Commencement of operations April 30, 2004.

(d)  Inception date October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                              JNL/
                                        JNL/PIMCO          PPM America                           JNL/Putnam
                                      Total Return         High Yield         JNL/Putnam       International
                                     Bond Portfolio     Bond Portfolio (a) Equity Portfolio   Equity Portfolio
                                    ------------------  ------------------ ----------------- -------------------

Period ended December 31, 2004

   Unit Value                             $ 13.958143         $ 10.301734        $ 9.093022          $ 9.742689
   Net Assets (in thousands)                 $ 13,276                 $ -           $ 4,455             $ 2,338
   Units Outstanding (in thousands)               951                   -               490                 240
   Total Return****                             2.89%              3.02%*            11.36%              14.61%
   Investment Income Ratio**                    1.52%              15.75%             0.56%               1.15%
   Ratio of Expenses***                         1.50%               1.50%             1.50%               1.50%

Period ended December 31, 2003

   Unit Value                             $ 13.565641                 n/a        $ 8.165418          $ 8.500908
   Net Assets (in thousands)                 $ 15,383                 n/a           $ 4,907             $ 2,661
   Units Outstanding (in thousands)             1,134                 n/a               601                 313
   Total Return****                             3.22%                 n/a            25.33%              26.61%
   Investment Income Ratio**                    1.27%                 n/a             0.28%               1.07%
   Ratio of Expenses***                         1.50%                 n/a             1.50%               1.50%

Period ended December 31, 2002

   Unit Value                             $ 13.142235                 n/a        $ 6.515059          $ 6.714078
   Net Assets (in thousands)                 $ 17,897                 n/a           $ 4,949             $ 2,426
   Units Outstanding (in thousands)             1,362                 n/a               760                 361
   Total Return****                             7.23%                 n/a           -25.23%             -21.76%
   Investment Income Ratio**                    0.02%                 n/a             0.00%               0.44%
   Ratio of Expenses***                         1.50%                 n/a             1.50%               1.50%

Period ended December 31, 2001

   Unit Value                             $ 12.256672                 n/a        $ 8.713204          $ 8.581758
   Net Assets (in thousands)                 $ 13,015                 n/a           $ 9,392             $ 4,518
   Units Outstanding (in thousands)             1,062                 n/a             1,078                 527
   Total Return****                             7.99%                 n/a           -26.13%             -21.48%
   Investment Income Ratio**                    3.01%                 n/a             0.00%               0.88%
   Ratio of Expenses***                         1.50%                 n/a             1.50%               1.50%

Period ended December 31, 2000

   Unit Value                             $ 11.349742                 n/a       $ 11.795946         $ 10.929313
   Net Assets (in thousands)                  $ 7,685                 n/a          $ 15,105             $ 4,027
   Units Outstanding (in thousands)               677                 n/a             1,281                 368
   Total Return****                             9.99%                 n/a           -19.06%             -15.26%
   Investment Income Ratio**                    0.00%                 n/a             0.00%               0.00%
   Ratio of Expenses***                         1.50%                 n/a             1.50%               1.50%
----------------------------------



                                       JNL/Putnam          JNL/Putnam            JNL/S&P               JNL/S&P
                                         Midcap           Value Equity      Aggressive Growth        Conservative
                                    Growth Portfolio       Portfolio        Portfolio II (b)     Growth Portfolio II (b)
                                    ------------------  -----------------  --------------------  ---------------------

Period ended December 31, 2004

   Unit Value                              $ 8.408438         $ 9.943477            $ 9.318057             $ 9.367137
   Net Assets (in thousands)                  $ 1,325            $ 5,694                   $ -                    $ -
   Units Outstanding (in thousands)               158                573                     -                      -
   Total Return****                            16.86%              8.12%                -0.23%                 -0.21%
   Investment Income Ratio**                    0.00%              1.25%                 0.80%                  1.81%
   Ratio of Expenses***                         1.50%              1.50%                 1.50%                  1.50%

Period ended December 31, 2003

   Unit Value                              $ 7.195581         $ 9.196427            $ 9.339713             $ 9.386991
   Net Assets (in thousands)                  $ 1,252            $ 6,862               $ 3,816               $ 13,207
   Units Outstanding (in thousands)               174                746                   409                  1,407
   Total Return****                            31.48%             22.70%                24.23%                 18.92%
   Investment Income Ratio**                    0.00%              1.12%                 0.93%                  1.99%
   Ratio of Expenses***                         1.50%              1.50%                 1.50%                  1.50%

Period ended December 31, 2002

   Unit Value                              $ 5.472895         $ 7.495110            $ 7.517832             $ 7.893601
   Net Assets (in thousands)                    $ 764            $ 6,428               $ 3,942               $ 11,845
   Units Outstanding (in thousands)               140                858                   524                  1,501
   Total Return****                           -30.37%            -21.06%               -22.54%                -14.04%
   Investment Income Ratio**                    0.00%              0.94%                 1.25%                  2.16%
   Ratio of Expenses***                         1.50%              1.50%                 1.50%                  1.50%

Period ended December 31, 2001

   Unit Value                              $ 7.860448         $ 9.494495            $ 9.705784             $ 9.182875
   Net Assets (in thousands)                  $ 1,750           $ 10,065               $ 5,976               $ 12,212
   Units Outstanding (in thousands)               223              1,060                   616                  1,330
   Total Return****                           -28.06%             -7.72%               -14.06%                 -8.39%
   Investment Income Ratio**                    0.00%              0.92%                 2.60%                  1.95%
   Ratio of Expenses***                         1.50%              1.50%                 1.50%                  1.50%

Period ended December 31, 2000

   Unit Value                             $ 10.926919        $ 10.289121           $ 11.293301            $ 10.024378
   Net Assets (in thousands)                  $ 1,889            $ 9,867               $ 6,258                $ 9,728
   Units Outstanding (in thousands)               173                959                   554                    970
   Total Return****                            9.27%*              5.38%               -10.38%                 -7.16%
   Investment Income Ratio**                    0.00%              0.00%                 0.00%                  0.00%
   Ratio of Expenses***                         1.50%              1.50%                 1.50%                  1.50%
----------------------------------


                                         JNL/S&P           JNL/S&P
                                      Core Index 50     Core Index 75
                                        Portfolio         Portfolio
                                    ------------------  --------------

Period ended December 31, 2004

   Unit Value                                     n/a             n/a
   Net Assets (in thousands)                      n/a             n/a
   Units Outstanding (in thousands)               n/a             n/a
   Total Return****                               n/a             n/a
   Investment Income Ratio**                      n/a             n/a
   Ratio of Expenses***                           n/a             n/a

Period ended December 31, 2003

   Unit Value                                     n/a             n/a
   Net Assets (in thousands)                      n/a             n/a
   Units Outstanding (in thousands)               n/a             n/a
   Total Return****                               n/a             n/a
   Investment Income Ratio**                      n/a             n/a
   Ratio of Expenses***                           n/a             n/a

Period ended December 31, 2002

   Unit Value                                     n/a             n/a
   Net Assets (in thousands)                      n/a             n/a
   Units Outstanding (in thousands)               n/a             n/a
   Total Return****                               n/a             n/a
   Investment Income Ratio**                      n/a             n/a
   Ratio of Expenses***                           n/a             n/a

Period ended December 31, 2001

   Unit Value                                     n/a             n/a
   Net Assets (in thousands)                      n/a             n/a
   Units Outstanding (in thousands)               n/a             n/a
   Total Return****                               n/a             n/a
   Investment Income Ratio**                      n/a             n/a
   Ratio of Expenses***                           n/a             n/a

Period ended December 31, 2000

   Unit Value                                     n/a             n/a
   Net Assets (in thousands)                      n/a             n/a
   Units Outstanding (in thousands)               n/a             n/a
   Total Return****                               n/a             n/a
   Investment Income Ratio**                      n/a             n/a
   Ratio of Expenses***                           n/a             n/a
----------------------------------

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets

*** Annualized contract expenses of the separate account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a deduction in the total return presented.

(a) Period from April 30, 2004 through acquisition October 1, 2004. Unit values disclosed are as of October 1, 2004.

(b)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit Values disclosed are as of April 30, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                         JNL/S&P           JNL/S&P Equity        JNL/S&P Equity          JNL/S&P
                                      Core Index 100     Aggressive Growth         Aggressive         Equity Growth
                                      Portfolio (d)       Portfolio I (d)     Growth Portfolio II (c)Portfolio I (d)
                                    -------------------  -------------------  --------------------- ------------------

Period ended December 31, 2004

   Unit Value                              $ 10.213458          $ 10.212057             $ 9.836493        $ 10.193070
   Net Assets (in thousands)                       $ -                  $ -                    $ -                $ -
   Units Outstanding (in thousands)                  -                    -                      -                  -
   Total Return****                             2.13%*               2.12%*                 -0.11%             1.93%*
   Investment Income Ratio**                     0.56%                0.06%                  0.05%              0.09%
   Ratio of Expenses***                          1.50%                1.50%                  1.50%              1.50%

Period ended December 31, 2003

   Unit Value                                      n/a                  n/a             $ 9.847226                n/a
   Net Assets (in thousands)                       n/a                  n/a                $ 1,560                n/a
   Units Outstanding (in thousands)                n/a                  n/a                    158                n/a
   Total Return****                                n/a                  n/a                 26.21%                n/a
   Investment Income Ratio**                       n/a                  n/a                  0.06%                n/a
   Ratio of Expenses***                            n/a                  n/a                  1.50%                n/a

Period ended December 31, 2002

   Unit Value                                      n/a                  n/a             $ 7.802303                n/a
   Net Assets (in thousands)                       n/a                  n/a                $ 1,509                n/a
   Units Outstanding (in thousands)                n/a                  n/a                    193                n/a
   Total Return****                                n/a                  n/a                -26.31%                n/a
   Investment Income Ratio**                       n/a                  n/a                  0.11%                n/a
   Ratio of Expenses***                            n/a                  n/a                  1.50%                n/a

Period ended December 31, 2001

   Unit Value                                      n/a                  n/a            $ 10.587711                n/a
   Net Assets (in thousands)                       n/a                  n/a                $ 2,827                n/a
   Units Outstanding (in thousands)                n/a                  n/a                    267                n/a
   Total Return****                                n/a                  n/a                -14.16%                n/a
   Investment Income Ratio**                       n/a                  n/a                  2.47%                n/a
   Ratio of Expenses***                            n/a                  n/a                  1.50%                n/a

Period ended December 31, 2000

   Unit Value                                      n/a                  n/a            $ 12.334084                n/a
   Net Assets (in thousands)                       n/a                  n/a                $ 3,474                n/a
   Units Outstanding (in thousands)                n/a                  n/a                    282                n/a
   Total Return****                                n/a                  n/a                -12.50%                n/a
   Investment Income Ratio**                       n/a                  n/a                  0.00%                n/a
   Ratio of Expenses***                            n/a                  n/a                  1.50%                n/a
----------------------------------



                                                                JNL/S&P              JNL/S&P
                                          JNL/S&P               Managed              Managed            JNL/S&P
                                       Equity Growth           Aggressive         Conservative      Managed Growth
                                     Portfolio II (c)     Growth Portfolio (a)    Portfolio (b)      Portfolio (a)
                                    --------------------  ---------------------  ----------------  ------------------

Period ended December 31, 2004

   Unit Value                                $ 9.038644            $ 11.096794       $ 10.223190         $ 10.999878
   Net Assets (in thousands)                        $ -               $ 14,816             $ 632            $ 20,432
   Units Outstanding (in thousands)                   -                  1,335                62               1,858
   Total Return****                              -0.25%                10.97%*            2.23%*             10.00%*
   Investment Income Ratio**                      0.13%                  0.20%             0.00%               0.54%
   Ratio of Expenses***                           1.50%                  1.50%             1.50%               1.50%

Period ended December 31, 2003

   Unit Value                                $ 9.060952                    n/a               n/a                 n/a
   Net Assets (in thousands)                    $ 6,390                    n/a               n/a                 n/a
   Units Outstanding (in thousands)                 705                    n/a               n/a                 n/a
   Total Return****                              25.26%                    n/a               n/a                 n/a
   Investment Income Ratio**                      0.14%                    n/a               n/a                 n/a
   Ratio of Expenses***                           1.50%                    n/a               n/a                 n/a

Period ended December 31, 2002

   Unit Value                                $ 7.233616                    n/a               n/a                 n/a
   Net Assets (in thousands)                    $ 5,396                    n/a               n/a                 n/a
   Units Outstanding (in thousands)                 746                    n/a               n/a                 n/a
   Total Return****                             -27.18%                    n/a               n/a                 n/a
   Investment Income Ratio**                      0.18%                    n/a               n/a                 n/a
   Ratio of Expenses***                           1.50%                    n/a               n/a                 n/a

Period ended December 31, 2001

   Unit Value                                $ 9.933939                    n/a               n/a                 n/a
   Net Assets (in thousands)                    $ 9,398                    n/a               n/a                 n/a
   Units Outstanding (in thousands)                 946                    n/a               n/a                 n/a
   Total Return****                             -15.66%                    n/a               n/a                 n/a
   Investment Income Ratio**                      2.26%                    n/a               n/a                 n/a
   Ratio of Expenses***                           1.50%                    n/a               n/a                 n/a

Period ended December 31, 2000

   Unit Value                               $ 11.778242                    n/a               n/a                 n/a
   Net Assets (in thousands)                   $ 11,243                    n/a               n/a                 n/a
   Units Outstanding (in thousands)                 955                    n/a               n/a                 n/a
   Total Return****                             -11.67%                    n/a               n/a                 n/a
   Investment Income Ratio**                      0.00%                    n/a               n/a                 n/a
   Ratio of Expenses***                           1.50%                    n/a               n/a                 n/a
----------------------------------



                                         JNL/S&P               JNL/S&P
                                         Managed               Managed
                                         Moderate              Moderate
                                      Portfolio (b)      Growth Portfolio (a)
                                    -------------------  ---------------------

Period ended December 31, 2004

   Unit Value                              $ 10.204661            $ 10.867862
   Net Assets (in thousands)                     $ 123               $ 14,161
   Units Outstanding (in thousands)                 12                  1,303
   Total Return****                             2.05%*                 8.68%*
   Investment Income Ratio**                     0.00%                  0.97%
   Ratio of Expenses***                          1.50%                  1.50%

Period ended December 31, 2003

   Unit Value                                      n/a                    n/a
   Net Assets (in thousands)                       n/a                    n/a
   Units Outstanding (in thousands)                n/a                    n/a
   Total Return****                                n/a                    n/a
   Investment Income Ratio**                       n/a                    n/a
   Ratio of Expenses***                            n/a                    n/a

Period ended December 31, 2002

   Unit Value                                      n/a                    n/a
   Net Assets (in thousands)                       n/a                    n/a
   Units Outstanding (in thousands)                n/a                    n/a
   Total Return****                                n/a                    n/a
   Investment Income Ratio**                       n/a                    n/a
   Ratio of Expenses***                            n/a                    n/a

Period ended December 31, 2001

   Unit Value                                      n/a                    n/a
   Net Assets (in thousands)                       n/a                    n/a
   Units Outstanding (in thousands)                n/a                    n/a
   Total Return****                                n/a                    n/a
   Investment Income Ratio**                       n/a                    n/a
   Ratio of Expenses***                            n/a                    n/a

Period ended December 31, 2000

   Unit Value                                      n/a                    n/a
   Net Assets (in thousands)                       n/a                    n/a
   Units Outstanding (in thousands)                n/a                    n/a
   Total Return****                                n/a                    n/a
   Investment Income Ratio**                       n/a                    n/a
   Ratio of Expenses***                            n/a                    n/a
----------------------------------


* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets

*** Annualized contract expenses of the separate account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a deduction in the total return presented.

(a)  Commencement of operations April 30, 2004.

(b)  Inception date October 1, 2004.

(c)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit Values disclosed are as of April 30, 2004.

(d) Period from May 1, 2004 through acquisition October 1, 2004. Unit values disclosed are as of October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                         JNL/S&P                                                          JNL/
                                        Moderate           JNL/S&P Very             JNL/S&P         Salomon Brothers
                                         Growth          Aggressive Growth      Very Aggressive         Balanced
                                    Portfolio II (b)      Portfolio I (d)     Growth Portfolio II (b) Portfolio (c)
                                    ------------------  --------------------  -------------------- -------------------

Period ended December 31, 2004

   Unit Value                             $ 10.116789           $ 10.217036           $ 10.389299         $ 11.245514
   Net Assets (in thousands)                      $ -                   $ -                   $ -                 $ -
   Units Outstanding (in thousands)                 -                     -                     -                   -
   Total Return****                            -0.13%                2.17%*                 0.05%               2.27%
   Investment Income Ratio**                    1.37%                 0.02%                 0.00%               3.48%
   Ratio of Expenses***                         1.50%                 1.50%                 1.50%               1.50%

Period ended December 31, 2003

   Unit Value                             $ 10.130306                   n/a           $ 10.383710         $ 10.995766
   Net Assets (in thousands)                 $ 19,331                   n/a               $ 2,117             $ 6,289
   Units Outstanding (in thousands)             1,908                   n/a                   204                 572
   Total Return****                            21.28%                   n/a                26.50%              15.30%
   Investment Income Ratio**                    1.43%                   n/a                 0.02%               2.27%
   Ratio of Expenses***                         1.50%                   n/a                 1.50%               1.50%

Period ended December 31, 2002

   Unit Value                              $ 8.352674                   n/a            $ 8.208402          $ 9.536269
   Net Assets (in thousands)                 $ 16,478                   n/a               $ 1,897             $ 4,735
   Units Outstanding (in thousands)             1,973                   n/a                   231                 497
   Total Return****                           -16.77%                   n/a               -26.44%              -8.66%
   Investment Income Ratio**                    1.46%                   n/a                 0.07%               0.00%
   Ratio of Expenses***                         1.50%                   n/a                 1.50%               1.50%

Period ended December 31, 2001

   Unit Value                             $ 10.035903                   n/a           $ 11.158250         $ 10.440639
   Net Assets (in thousands)                 $ 17,826                   n/a               $ 3,161             $ 5,494
   Units Outstanding (in thousands)             1,776                   n/a                   283                 526
   Total Return****                           -10.83%                   n/a               -13.29%              -2.01%
   Investment Income Ratio**                    2.82%                   n/a                 2.87%               1.94%
   Ratio of Expenses***                         1.50%                   n/a                 1.50%               1.50%

Period ended December 31, 2000

   Unit Value                             $ 11.255112                   n/a           $ 12.868428         $ 10.654378
   Net Assets (in thousands)                 $ 17,877                   n/a               $ 4,396             $ 4,505
   Units Outstanding (in thousands)             1,588                   n/a                   342                 423
   Total Return****                            -7.95%                   n/a               -14.15%               6.60%
   Investment Income Ratio**                    0.00%                   n/a                 0.00%               0.00%
   Ratio of Expenses***                         1.50%                   n/a                 1.50%               1.50%
----------------------------------




                                                                                  JNL/Salomon
                                           JNL/                 JNL/               Brothers
                                     Salomon Brothers     Salomon Brothers      U.S. Government        JNL/Select
                                        High Yield            Strategic            & Quality            Balanced
                                      Bond Portfolio       Bond Portfolio     Bond Portfolio (a)     Portfolio (a)
                                    --------------------  ------------------  --------------------  -----------------

Period ended December 31, 2004

   Unit Value                               $ 12.893792         $ 13.844230           $ 10.344323        $ 10.878821
   Net Assets (in thousands)                    $ 6,033             $ 3,312                 $ 117            $ 7,412
   Units Outstanding (in thousands)                 468                 239                    11                681
   Total Return****                               6.67%               5.32%                3.44%*             8.79%*
   Investment Income Ratio**                      2.07%               4.76%                 7.66%              0.27%
   Ratio of Expenses***                           1.50%               1.50%                 1.50%              1.50%

Period ended December 31, 2003

   Unit Value                               $ 12.087934         $ 13.144805                   n/a                n/a
   Net Assets (in thousands)                    $ 6,371             $ 2,935                   n/a                n/a
   Units Outstanding (in thousands)                 527                 223                   n/a                n/a
   Total Return****                              23.92%              11.84%                   n/a                n/a
   Investment Income Ratio**                      7.33%               4.82%                   n/a                n/a
   Ratio of Expenses***                           1.50%               1.50%                   n/a                n/a

Period ended December 31, 2002

   Unit Value                                $ 9.754959         $ 11.752920                   n/a                n/a
   Net Assets (in thousands)                    $ 6,467             $ 2,299                   n/a                n/a
   Units Outstanding (in thousands)                 663                 196                   n/a                n/a
   Total Return****                               4.18%               6.76%                   n/a                n/a
   Investment Income Ratio**                     14.32%               5.97%                   n/a                n/a
   Ratio of Expenses***                           1.50%               1.50%                   n/a                n/a

Period ended December 31, 2001

   Unit Value                                $ 9.363510         $ 11.008253                   n/a                n/a
   Net Assets (in thousands)                    $ 4,926             $ 2,089                   n/a                n/a
   Units Outstanding (in thousands)                 526                 190                   n/a                n/a
   Total Return****                               3.76%               5.22%                   n/a                n/a
   Investment Income Ratio**                      7.83%               5.58%                   n/a                n/a
   Ratio of Expenses***                           1.50%               1.50%                   n/a                n/a

Period ended December 31, 2000

   Unit Value                                $ 9.024358         $ 10.462251                   n/a                n/a
   Net Assets (in thousands)                    $ 4,783             $ 2,362                   n/a                n/a
   Units Outstanding (in thousands)                 530                 226                   n/a                n/a
   Total Return****                              -6.08%               5.59%                   n/a                n/a
   Investment Income Ratio**                      0.00%               0.00%                   n/a                n/a
   Ratio of Expenses***                           1.50%               1.50%                   n/a                n/a
----------------------------------



                                        JNL/Select            JNL/Select
                                          Global              Large Cap
                                     Growth Portfolio      Growth Portfolio
                                    --------------------  -------------------

Period ended December 31, 2004

   Unit Value                                $ 9.841041          $ 13.576045
   Net Assets (in thousands)                    $ 3,604              $ 7,312
   Units Outstanding (in thousands)                 366                  539
   Total Return****                               9.70%               10.01%
   Investment Income Ratio**                      0.00%                0.00%
   Ratio of Expenses***                           1.50%                1.50%

Period ended December 31, 2003

   Unit Value                                $ 8.970717          $ 12.340877
   Net Assets (in thousands)                    $ 4,526              $ 8,545
   Units Outstanding (in thousands)                 505                  692
   Total Return****                              22.12%               33.44%
   Investment Income Ratio**                      0.00%                0.00%
   Ratio of Expenses***                           1.50%                1.50%

Period ended December 31, 2002

   Unit Value                                $ 7.345643           $ 9.248262
   Net Assets (in thousands)                    $ 5,463              $ 7,786
   Units Outstanding (in thousands)                 744                  842
   Total Return****                             -28.20%              -30.80%
   Investment Income Ratio**                      0.44%                0.00%
   Ratio of Expenses***                           1.50%                1.50%

Period ended December 31, 2001

   Unit Value                               $ 10.230734          $ 13.365188
   Net Assets (in thousands)                   $ 14,617             $ 14,739
   Units Outstanding (in thousands)               1,429                1,103
   Total Return****                             -24.65%              -31.26%
   Investment Income Ratio**                      1.46%                0.05%
   Ratio of Expenses***                           1.50%                1.50%

Period ended December 31, 2000

   Unit Value                               $ 13.577643          $ 19.442201
   Net Assets (in thousands)                   $ 19,409             $ 26,515
   Units Outstanding (in thousands)               1,430                1,364
   Total Return****                             -19.50%              -22.11%
   Investment Income Ratio**                      0.00%                0.00%
   Ratio of Expenses***                           1.50%                1.50%
----------------------------------


* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets

*** Annualized contract expenses of the separate account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a deduction in the total return presented.

(a)  Commencement of operations April 30, 2004.

(b)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit Values disclosed are as of April 30, 2004.

(c)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit Values disclosed are as of October 1, 2004.

(d) Period from May 1, 2004 through acquisition October 1, 2004. Unit values disclosed are as of October 1, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                        JNL/Select           JNL/Select         JNL/T. Rowe         JNL/T. Rowe       JNL/T. Rowe
                                       Money Market            Value         Price Established     Price Mid-Cap      Price Value
                                         Portfolio         Portfolio (a)     Growth Portfolio (a)Growth Portfolio    Portfolio (a)
                                    --------------------  -----------------  ------------------- ------------------ ----------------

Period ended December 31, 2004

   Unit Value                               $ 10.969662        $ 11.472034          $ 10.943923        $ 15.755872      $ 11.293169
   Net Assets (in thousands)                    $ 4,697              $ 296                $ 630            $ 8,665            $ 835
   Units Outstanding (in thousands)                 428                 26                   58                550               74
   Total Return****                              -0.72%            14.72%*                9.44%             16.28%          12.93%*
   Investment Income Ratio**                      0.77%              0.77%                0.94%              0.00%            1.36%
   Ratio of Expenses***                           1.50%              1.50%                1.50%              1.50%            1.50%

Period ended December 31, 2003

   Unit Value                               $ 11.048973                n/a                  n/a        $ 13.550239              n/a
   Net Assets (in thousands)                    $ 4,357                n/a                  n/a            $ 7,730              n/a
   Units Outstanding (in thousands)                 394                n/a                  n/a                570              n/a
   Total Return****                              -1.03%                n/a                  n/a             36.53%              n/a
   Investment Income Ratio**                      0.49%                n/a                  n/a              0.00%              n/a
   Ratio of Expenses***                           1.50%                n/a                  n/a              1.50%              n/a

Period ended December 31, 2002

   Unit Value                               $ 11.164260                n/a                  n/a         $ 9.924404              n/a
   Net Assets (in thousands)                   $ 28,822                n/a                  n/a            $ 5,299              n/a
   Units Outstanding (in thousands)               2,582                n/a                  n/a                534              n/a
   Total Return****                              -0.44%                n/a                  n/a            -23.09%              n/a
   Investment Income Ratio**                      1.08%                n/a                  n/a              0.00%              n/a
   Ratio of Expenses***                           1.50%                n/a                  n/a              1.50%              n/a

Period ended December 31, 2001

   Unit Value                               $ 11.213552                n/a                  n/a        $ 12.904163              n/a
   Net Assets (in thousands)                   $ 39,128                n/a                  n/a            $ 8,907              n/a
   Units Outstanding (in thousands)               3,489                n/a                  n/a                690              n/a
   Total Return****                               1.88%                n/a                  n/a             -2.97%              n/a
   Investment Income Ratio**                      3.30%                n/a                  n/a              0.00%              n/a
   Ratio of Expenses***                           1.50%                n/a                  n/a              1.50%              n/a

Period ended December 31, 2000

   Unit Value                               $ 11.006762                n/a                  n/a        $ 13.298649              n/a
   Net Assets (in thousands)                   $ 42,623                n/a                  n/a           $ 10,471              n/a
   Units Outstanding (in thousands)               3,873                n/a                  n/a                787              n/a
   Total Return****                               4.28%                n/a                  n/a              5.58%              n/a
   Investment Income Ratio**                      0.00%                n/a                  n/a              0.00%              n/a
   Ratio of Expenses***                           1.50%                n/a                  n/a              1.50%              n/a
----------------------------------


* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets

*** Annualized contract expenses of the separate account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a deduction in the total return presented.

(a)  Commencement of operations April 30, 2004.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account III:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in Note 1 of Jackson National Separate Account III (Separate Account) as of December 31, 2004, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2004 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Jackson National Separate Account III as of December 31, 2004, and the results of its operations, changes in net assets and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois
February 25, 2005

                     JACKSON NATIONAL LIFE INSURANCE COMPANY

                                AND SUBSIDIARIES



                               [GRAPHIC OMITTED]














                        CONSOLIDATED FINANCIAL STATEMENTS


                                DECEMBER 31, 2004




JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2004

------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                                         1



Consolidated Balance Sheets                                                                     2



Consolidated Income Statements                                                                  3



Consolidated Statements of Stockholder's Equity and Comprehensive Income                        4



Consolidated Statements of Cash Flows                                                           5



Notes to Consolidated Financial Statements                                                      6



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance Company


We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

As discussed more fully in note 2 to the consolidated financial statements, effective January 1, 2004, Jackson National Life Insurance Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."



/s/ KPMG LLP


Chicago, Illinois
February 18, 2005


CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                           DECEMBER 31,
ASSETS                                                                             2004                 2003
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Investments:
Cash and short-term investments                                                    $ 1,420,426          $ 1,230,682
Investments available for sale, at fair value:
Fixed maturities (amortized cost: 2004, $37,306,634; 2003, $35,993,066)             39,213,516           38,170,524
Equities (cost: 2004, $108,859; 2003, $264,263)                                        124,036              241,203
Trading securities, at fair value                                                      124,598                    -
Mortgage loans                                                                       4,633,010            4,325,814
Policy loans                                                                           717,503              717,047
Other invested assets                                                                1,634,097            1,911,642
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total investments                                                                   47,867,186           46,596,912

Accrued investment income                                                              523,974              494,233
Deferred acquisition costs                                                           1,933,901            1,706,511
Deferred sales inducements                                                             161,589              129,822
Reinsurance recoverable                                                                640,757              578,424
Deferred income taxes                                                                        -               18,686
Value of acquired insurance                                                             45,768               66,650
Income taxes receivable from Parent                                                     28,110                8,625
Other assets                                                                            58,057              121,409
Assets of discontinued operations                                                            -            1,810,189
Separate account assets                                                             10,352,915            7,047,522
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total assets                                                                      $ 61,612,257         $ 58,578,983
                                                                             ==================   ==================
                                                                             ==================   ==================

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable                             $ 1,311,174          $ 1,191,969
Deposits on investment contracts                                                    34,146,356           32,895,440
Guaranteed investment contracts                                                      1,896,284            1,837,104
Trust instruments supported by funding agreements                                    5,884,484            6,263,726
Notes payable                                                                          503,891              522,396
Securities lending payable                                                             856,163              921,839
Deferred income taxes                                                                  166,938                    -
Other liabilities                                                                    1,611,224            1,797,114
Liabilities of discontinued operations                                                       -            1,601,120
Separate account liabilities                                                        10,352,915            7,047,522
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total liabilities                                                                   56,729,429           54,078,230
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------

Minority interest                                                                       10,037               98,505
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------

STOCKHOLDER'S EQUITY
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares                                                    13,800               13,800
Additional paid-in capital                                                           2,562,214            2,533,535
Accumulated other comprehensive income, net of
tax of $401,327 in 2004 and $438,701 in 2003                                           745,430              814,102
Retained earnings                                                                    1,551,347            1,040,811
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total stockholder's equity                                                           4,872,791            4,402,248
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total liabilities and stockholder's equity                                        $ 61,612,257         $ 58,578,983
                                                                             ==================   ==================
                                                                             ==================   ==================


                See accompanying notes to financial statements.


CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEARS ENDED DECEMBER 31,
                                                                        2004               2003               2002
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
REVENUES
Premiums                                                                 $ 162,342          $ 173,411          $ 152,694

Net investment income                                                    2,689,945          2,623,515          2,554,053

Net realized gains (losses) on investments                                 138,656            (60,966)          (478,637)

Risk management activity                                                    90,814           (127,949)          (476,533)

Fee income                                                                 387,386            330,552            293,114

Other income                                                                84,451             31,725             36,710

                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
Total revenues                                                           3,553,594          2,970,288          2,081,401
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------

BENEFITS AND EXPENSES
Death and other policy benefits                                            379,175            393,794            348,765
Interest credited on deposit liabilities                                 1,364,803          1,575,254          1,589,508
Interest expense on trust instruments supported
by funding agreements                                                      143,317            131,792            144,619
Interest expense on notes and reverse repurchase agreements                 42,376             35,919             51,509
Increase (decrease) in reserves, net of reinsurance                         19,340              4,534            (34,457)
Commissions                                                                483,005            423,446            427,882
General and administrative expenses                                        290,863            258,650            245,929
Deferral of policy acquisition costs                                      (507,660)          (462,032)          (477,248)
Deferral of sales inducements                                              (86,430)           (98,480)           (78,872)
Amortization of acquisition costs:
Attributable to operations                                                 419,048            242,608            355,241
Attributable to risk management activity                                     4,674            (59,809)            (1,355)
Attributable to net realized gains (losses) on investments                  12,208             (1,852)           (40,152)
Amortization of deferred sales inducements:
Attributable to operations                                                  38,039             19,192             10,131
Attributable to risk management activity                                     9,087              8,570              3,102
Attributable to net realized gains (losses) on investments                   2,902               (254)            (3,063)
Amortization of acquired insurance                                          20,882             19,647             18,479
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
Total benefits and expenses                                              2,635,629          2,490,979          2,560,018
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
Pretax income (loss) from continuing operations before
minority interest                                                          917,965            479,309           (478,617)
Minority interest                                                          (49,041)           (14,628)            21,539
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
Pretax income (loss) from continuing operations                            868,924            464,681           (457,078)
Federal income tax expense (benefit)                                       304,076            164,994           (159,246)
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
Income (loss) from continuing operations before discontinued
operations and cumulative effect of change in accounting principle         564,848            299,687           (297,832)
Income from discontinued operations, net of tax                             56,776             23,729             20,446
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
Income (loss) before cumulative effect of change
in accounting principle                                                    621,624            323,416           (277,386)
Cumulative effect of change in accounting principle                          8,912                  -                  -
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
NET INCOME (LOSS)                                                        $ 630,536          $ 323,416         $ (277,386)
                                                                   ================   ================   ================
                                                                   ================   ================   ================

Pro forma net income (loss) assuming the change in
accounting principle is applied retroactively                            $ 621,624          $ 322,302         $ (276,611)
                                                                   ================   ================   ================
                                                                   ================   ================   ================



                See accompanying notes to financial statements.




CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                                           2004              2003               2002
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

Common stock, beginning and end of year                      $ 13,800          $ 13,800           $ 13,800
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

ADDITIONAL PAID-IN-CAPITAL
Beginning of year                                           2,533,535         2,484,228          1,869,780
Capital contributions                                          28,679            49,307            614,448
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                 2,562,214         2,533,535          2,484,228
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                             814,102           449,382            (13,077)
Net unrealized investment gains (losses), net of
reclassification adjustment and net of
tax of $(37,374) in 2004; $196,128 in 2003
and $249,302 in 2002                                          (68,672)          364,720            462,459
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                   745,430           814,102            449,382
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

RETAINED EARNINGS
Beginning of year                                           1,040,811           802,595          1,221,981
Net income (loss)                                             630,536           323,416           (277,386)
Dividends paid to stockholder                                (120,000)          (85,200)          (142,000)
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                 1,551,347         1,040,811            802,595
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------


TOTAL STOCKHOLDER'S EQUITY                                $ 4,872,791       $ 4,402,248        $ 3,750,005
                                                      ================  ================   ================
                                                      ================  ================   ================



                                                                     YEARS ENDED DECEMBER 31,
                                                           2004              2003               2002
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

Net income (loss)                                           $ 630,536         $ 323,416         $ (277,386)
Net unrealized holding gains (losses) arising during
the period, net of tax of $(11,016) in 2004; $154,863
in 2003 and $220,241 in 2002                                  (19,721)          288,084            408,489
Reclassification adjustment for gains (losses) included in
net income, net of tax of $(26,358) in 2004; $41,265
in 2003 and $29,061 in 2002                                   (48,951)           76,636             53,970
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
COMPREHENSIVE INCOME                                        $ 561,864         $ 688,136          $ 185,073
                                                      ================  ================   ================
                                                      ================  ================   ================


                See accompanying notes to financial statements.


CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------------
                                                                               YEARS ENDED DECEMBER 31,
                                                                     2004               2003               2002
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------
Cash flows from operating activities:
Net income (loss)                                                     $ 630,536          $ 323,416         $ (277,386)
Less income from discontinued operations                                 56,776             23,729             20,446

Adjustments to reconcile income (loss) from continuing operations to net cash provided by operating activities:
Net realized (gains) losses on investments                             (138,656)            60,966            478,637
Unrealized gains on trading portfolio                                    (8,360)                 -                  -
Risk management activity                                                (90,814)           127,949            476,533
Interest credited on deposit liabilities                              1,364,803          1,575,254          1,589,508
Interest expense on trust instruments supported
by funding agreements                                                   143,317            131,792            144,619
Other charges                                                          (216,383)          (226,156)          (205,450)
Amortization of discount and premium on investments                      34,514            103,604            (27,358)
Deferred income tax provision                                           216,880             57,681           (284,448)
Change in:
Accrued investment income                                               (29,741)           (17,061)           (47,193)
Deferred sales inducements and acquisition costs                       (124,385)          (352,056)          (232,216)
Trading portfolio activity, net                                         (15,726)                 -                  -
Value of acquired insurance                                              20,882             19,647             18,479
Income taxes (receivable) payable to Parent                             (19,485)           (64,717)           182,410
Other assets and liabilities, net                                       370,851            168,317            138,473
Net cash provided by operating activities of
discontinued operations                                                  28,671             55,454             45,408
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                             2,110,128          1,940,361          1,979,570
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Sales of fixed maturities and equities available for sale             3,536,656         11,870,808          6,710,022
Principal repayments, maturities, calls and redemptions:
Fixed maturities available for sale                                   2,836,775          4,184,613          4,939,946
Mortgage loans                                                          804,356                 69            482,060
Purchases of:
Fixed maturities and equities available for sale                     (7,551,922)       (18,565,653)       (14,034,703)
Mortgage loans                                                       (1,111,534)        (1,008,846)          (620,042)
Other investing activities                                             (256,443)        (1,853,397)           571,866
Proceeds from sale of discontinued operations                           260,051                  -                  -
Net cash provided by (used in) investing activities of
discontinued operations                                                 376,480           (178,856)          (250,044)
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------
NET CASH USED IN INVESTING ACTIVITIES                                (1,105,581)        (5,551,262)        (2,200,895)
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account balances:
Deposits                                                              8,300,160          6,783,741          8,789,168
Withdrawals                                                          (6,180,543)        (5,377,602)        (5,699,339)
Net transfers to separate accounts                                   (2,394,722)        (1,523,759)          (295,315)
Proceeds from notes                                                      26,264             23,485             44,124
Payments on notes                                                       (44,784)          (220,220)          (227,463)
Payment of cash dividends to Parent                                    (120,000)           (85,200)          (142,000)
Capital contribution                                                          -             20,000            590,000
Net cash provided by (used in) financing activities of
discontinued operations                                                (426,055)           124,615            207,455
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                    (839,680)          (254,940)         3,266,630
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS              164,867         (3,865,841)         3,045,305

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                    1,255,559          5,121,400          2,076,095

TOTAL CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                  1,420,426          1,255,559          5,121,400
LESS CASH AND SHORT-TERM INVESTMENTS FROM DISCONTINUED OPERATIONS             -            (24,877)           (23,664)
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------
NET CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                  $ 1,420,426        $ 1,230,682        $ 5,097,736
                                                                ================   ================   ================
                                                                ================   ================   ================


                See accompanying notes to financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2004

--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc
     ("Prudential"), London, England. JNL, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index-linked and deferred fixed annuities and variable annuities), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

     The  consolidated   financial   statements  include  the  accounts  of  the
     following:

     o Life insurers: JNL and its wholly owned subsidiaries Jackson National Life Insurance Company of New York and Jackson National Life (Bermuda) LTD;

     o Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, Inc, Jackson National Asset Management, LLC and Curian Capital, LLC;

     o PPM America Special Investments Fund, L.P. ("SIF I") and PPM America Special Investments CBO II, L.P. ("CBO II"), (collectively, "PPMA Funds"). JNL has effective managerial control of the PPMA Funds. JNL owns 72.0% interest in SIF I and 15.1% interest in CBO II. The minority interest reflected in the accompanying consolidated financial statements reflects the interests of other parties in the PPMA Funds.

     o Tuscany CDO, Limited ("Tuscany"), a variable interest entity created in 2001 to securitize certain fixed maturities owned by JNL. JNL is the primary beneficiary of Tuscany.

     o Other partnerships, limited liability companies and variable interest entities in which JNL has a controlling interest or is deemed the primary beneficiary.

     o    The   discontinued   operations  of  Jackson  Federal  Bank  ("Jackson
          Federal") through October 28, 2004. See note 3 for additional information.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income (loss).

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other than temporary; 2) assessments as to whether certain entities are variable interest entities and which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; and 6) estimates related to recoverability of acquired insurance in force, establishment of loan loss reserves, liabilities for lawsuits and establishment of the liability for state guaranty fund assessments.

     CHANGES IN ACCOUNTING PRINCIPLES
     In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). EITF 03-1 provides more specific guidance on how to determine when an investment is considered impaired, whether the impairment is other than temporary, and how to measure an impairment loss. On September 30, 2004, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position EITF Issue 03-1-1, "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-01, `The Meaning of Other-Than Temporary Impairment and Its Application to Certain Investments'" delaying the effective date of paragraphs 10-20 of EITF 03-1 until the FASB has resolved certain implementation issues. JNL adopted the disclosure requirements of EITF 03-1 for the year ended December 31, 2004 and will continue to apply the other than temporary impairment guidance included in existing literature.

     Effective January 1, 2004, JNL adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. At January 1, 2004, the Company recorded an $8.9 million gain, net of increased deferred acquisition cost amortization of $16.2 million and federal income tax expense of $4.8 million, as a cumulative effect of change in accounting principle. See note 8 for additional information.

     Effective October 1, 2003, JNL adopted Derivatives Implementation Group Statement of Financial Accounting Standards No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments" ("DIG B36"). DIG B36 addresses questions related to embedded derivatives in modified coinsurance reinsurance treaties (where funds are withheld by the ceding company) and in debt instruments that incorporate credit risk exposures that are unrelated or partially related to the creditworthiness of the obligor. Implementation of DIG B36 did not have a material impact on JNL's results of operations or financial position.

     Effective July 1, 2003, JNL adopted Statement of Financial Accounting Standards No. 150, "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity" ("FAS 150"). FAS 150 requires that companies with consolidated entities that will terminate by a specific date, such as limited-life partnerships, disclose the other owners' interests in those limited-life entities based on the fair values of the limited-life entities' assets. The adoption of FAS 150 did not have a material impact on JNL's results of operations or financial position.

     The consolidated financial statements include the PPMA Funds, which are two limited life partnerships. Upon termination of the partnerships, the assets will be sold and proceeds distributed to the partners in accordance with their respective partnership interests. The assets of the PPMA Funds are marketable securities, which are carried at fair value, with an appropriate adjustment to minority interest, in the accompanying financial statements. Accordingly, the minority interest liability is reflected at fair value in the accompanying consolidated balance sheets.

     Effective January 31, 2003, JNL adopted the Financial Accounting Standards Board's ("FASB") Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"), and effective December 31, 2003, JNL adopted FASB Interpretation No. 46 (revised December 2003) ("FIN 46R"). FIN 46R is an interpretation of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," which requires an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). FIN 46R provides guidance on how to identify a VIE and how an enterprise should assess its interests in a VIE. It also requires existing VIEs to be consolidated by their primary beneficiaries, defined as the party that absorbs a majority of the expected losses and/or residual returns of the VIE.

     Pursuant to the guidance provided by FIN 46R, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests. These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans. In addition, JNL has an investment of $31.7 million as of December 31, 2004, in debt issued by a VIE structured to hold and manage interests in commercial loans, for which it is not the primary beneficiary.

     Effective January 1, 2002, JNL adopted Statement of Financial Accounting Standards No. 142, "Goodwill and Other Intangible Assets" ("FAS 142"). FAS 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. The adoption of FAS 142 did not have a material impact on JNL's results of operations or financial position.

     Effective January 1, 2002, JNL adopted Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("FAS 144"). FAS 144 requires majority owned subsidiaries for which control is likely to be temporary to be consolidated. In addition, FAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of FAS 144 did not have a material impact on JNL's results of operations or financial position.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist of debt securities and commercial loans. Debt securities include bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Mortgage-backed and structured securities are amortized over the estimated redemption period. All debt securities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other than temporary, the cost basis of debt securities is reduced to estimated net realizable value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values. Commercial loans include certain term and revolving notes, as well as certain receivables arising from asset based lending activities. Commercial loans are carried at outstanding principal balances.

     Equities, which include common stocks and non-redeemable preferred stocks, are carried at fair value. In 2003, equities also included investments in mutual funds. Equities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     During 2004, the Company transferred its investment in mutual funds from available for sale to a trading portfolio and recognized a loss of $9.3 million. These trading securities primarily consist of investments in mutual funds that support liabilities of the Company's non-qualified, voluntary deferred compensation plans. Also included is seed money that supports newly established variable funds. Trading securities are carried at fair value with changes in value reflected as investment income in the income statement. At December 31, 2003, mutual funds with a market value of $89.4 million were included in available for sale equities and an unrealized loss on mutual funds of $11.4 million was included in other comprehensive income. During 2004, $12.6 million of investment income recognized relates to trading securities held at December 31, 2004.

     Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses is maintained at a level considered adequate to provide for losses inherent in the mortgage loan portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of other comprehensive income and stockholder's equity.

     DETERMINATION OF FAIR VALUE FOR ILLIQUID DISTRESSED SECURITIES
     Prior to 2003, the Company used independently obtained estimates of fair value for all securities for which such values were available. With respect to certain illiquid distressed securities, these values were broker-provided quotes which may not generally be the best representation of fair value, considered to be a value obtainable in a transaction between willing parties. Effective January 1, 2003, fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values. Liquidation values for these illiquid distressed securities would generally be lower, and in many cases significantly lower, than internally derived fair values. The amortized cost and fair value of illiquid distressed securities valued internally was $394.0 million and $403.8 million, respectively, at December 31, 2004 and $457.5 million and $459.8 million, respectively, at December 31, 2003.

     The refinement of estimated fair value of illiquid distressed securities had no impact on net income and increased other comprehensive income in 2003 by $3.2 million.

     DERIVATIVE INSTRUMENTS, EMBEDDED DERIVATIVES AND RISK MANAGEMENT ACTIVITY The Company enters into financial derivative transactions, including swaps, forwards, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     The Company generally uses free-standing derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, equity index-linked annuities and variable annuities, issued by the Company contain embedded derivatives as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate swaps outstanding at December 31, 2004 and 2003 are used for hedging purposes. Interest rate swaps are included in other invested assets or other liabilities.

     Forwards consist of interest rate spreadlock agreements, in which the Company locks in the forward interest rate differential between a swap and the corresponding U.S. Treasury security. The forwards are held for investment purposes and are included in other invested assets.

     Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long duration interest rate swap at future exercise dates. The Company purchases and writes put-swaptions with maturities up to 10 years. On a net basis, put-swaptions hedge against significant upward movements in interest rates. Written put-swaptions are grouped with associated put-swaptions purchased with identical strike prices and notional amounts ("linked put-swaptions") and are presented as a net position included in other liabilities. Non-linked put-swaptions purchased are included in other invested assets.

     Equity index futures contracts and equity index call options, which are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities, are included in other invested assets or other liabilities. These annuities contain embedded options whose fair value is included in deposits on investment contracts.

     Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are included in other invested assets or other liabilities.

     Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated funding agreements supporting trust instrument obligations. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included in other invested assets or other liabilities. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in risk management activity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $676.8 million and $816.2 million at December 31, 2004 and 2003, respectively, to reflect this adjustment.

     During 2002, poor equity market performance lowered future expected profits on the variable annuity product line through lower fee income and an increased provision for future guaranteed minimum death benefit claims. As a result, the deferred acquisition cost asset associated with the variable annuities became impaired. During 2002, the asset was reduced through increased amortization of approximately $128.3 million primarily due to the poor equity market performance. No such deferred acquisition cost asset impairments were recorded in 2004 or 2003. However, further impairments or accelerated amortization of this deferred acquisition cost asset may result if future equity market returns are below assumed levels.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on single premium deferred annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred sales inducements have been decreased by $93.2 million and $88.6 million at December 31, 2004 and 2003, respectively, to reflect this adjustment.

     VALUE OF ACQUIRED INSURANCE
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     JNL files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. Jackson National Life Distributors, Inc. files a separate income tax return. The PPMA Funds file as limited partnerships and pass through the appropriate portion of their income and deductions to their partners. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of JNL. The other affiliated subsidiary entities are limited liability companies with all of their interests owned by JNL. Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of JNL. Jackson Federal Bank filed a separate income tax return during the period it was owned by JNL. Income tax expense is calculated on a separate company basis.

     ASSETS AND LIABILITIES OF DISCONTINUED OPERATIONS
     Assets and liabilities of discontinued operations represent the accounts of Jackson Federal which was sold to Union BanCal Corporation on October 28, 2004. See note 3 for a full discussion of discontinued operations.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 50% to 90% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 8.0%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder's account value. The liability for equity index-linked annuities is based on two components, 1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     JNL and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $6 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Outstanding balances totaled $2.9 billion and $4.1 billion at December 31, 2004 and 2003, respectively.

     JNL and Jackson National Life Global Funding have established a $6 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. The outstanding balances at December 31, 2004 and 2003 totaled $3.0 billion and $2.2 billion, respectively.

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Foreign currency transaction gains and losses are included in risk management activity.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $10,267.1 million and $6,978.1 million at December 31, 2004 and 2003, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in fee income in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $85.8 million and $69.4 million at December 31, 2004 and 2003, respectively. The Company receives administrative fees for managing the funds and these fees are recorded as earned and included in fee income in the consolidated income statements.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management and
      12b-1 service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Non-acquisition expenses are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

     In 2004, the Company received cash proceeds of $51.9 million from a judgment award in a legal action involving LePages, Inc., a company in which JNL had a controlling interest. This gain was recorded in other income.

3.   DISCONTINUED OPERATIONS

     On October 28, 2004, the Company completed the sale of Jackson Federal, a wholly owned thrift headquartered in Southern California, to Union BanCal Corporation for $305.0 million in cash and stock. On October 27, 2004, JNL made a capital contribution of $4.6 million to Jackson Federal prior to closing to fund certain expenses incurred by Jackson Federal related to the sale. The gain on disposal and results of operations of Jackson Federal for all periods presented are included in discontinued operations on the consolidated income statement.

     The following table summarizes certain components of the results of the discontinued operations (in thousands):


                                                                                      YEARS ENDED DECEMBER 31,
                                                              PERIOD ENDED        ----------------------------------
                                                               OCTOBER 28,        ----------------------------------
                                                                   2004                2003              2002
                                                           ---------------------  ----------------  ----------------
                                                           ---------------------  ----------------  ----------------
Revenues                                                               $ 79,813         $ 108,200         $ 108,152
Realized gains (losses)                                                 $ 1,700              $ 69          $ (1,127)
Income from discontinued operations, net of tax of
$11,064 in 2004; $9,190 in 2003 and $10,783 in 2002                    $ 20,658          $ 23,729          $ 20,446
Gain on disposal of discontinued operations, net of
tax of $29,580                                                         $ 36,118               $ -               $ -


     The following table presents summarized balance sheet information of the discontinued operations (in thousands):

                                                                             DECEMBER 31, 2003
                                                                             ----------------

Cash and short-term investments                                                     $ 24,877
Mortgage-backed securities available for sale, at fair value                         486,741
Loans receivable held for investment, net                                          1,180,100
Federal Home Loan Bank stock, at cost                                                 23,350
Core deposits and goodwill                                                            62,644
Other assets                                                                          32,477
                                                                             ----------------

Total assets of discontinued operations                                          $ 1,810,189
                                                                             ================


Savings deposits                                                                 $ 1,115,550
Advances from the Federal Home Loan Bank                                             467,000
Other liabilities                                                                     18,570
                                                                             ----------------

Total liabilities of discontinued operations                                     $ 1,601,120
                                                                             ================

     Mortgage-backed securities at December 31, 2003 had an amortized cost of $483.6 million, gross unrealized gains of $4.0 million, gross unrealized losses of $0.9 million and a fair value of $486.7 million.

     Mortgage loans, net of allowance for loan losses of $13.9 million at December 31, 2003 included $841.5 million of residential loans and $338.6 million of commercial loans. The fair value approximated $1,223.0 million at December 31, 2003.

     Core deposits and goodwill represented the excess of purchase price over the fair value of assets acquired in the purchase of Jackson Federal, Highland Federal Bank, and the Fremont branch. The core deposit intangibles were being amortized over 7 years. With the adoption of FAS 142 on January 1, 2002, goodwill was no longer amortized but was subject to periodic impairment tests. No goodwill impairment charges were recorded. At December 31, 2003, the core deposit balance was $8.3 million and the goodwill balance was $54.3 million.

     Savings deposits were comprised of banking deposits held by Jackson Federal, and included demand deposits, passbook and statement savings, money market and certificates of deposit. Savings deposit liabilities were reported at the outstanding balance of the accounts. At December 31, 2003, the fair value of savings deposits with no stated maturity was equal to their carrying amount which approximated $1.1 billion and had a weighted average interest rate of 2.30%. Interest expense, which is included in discontinued operations, totaled $19.5 million, $27.6 million and $31.7 million in 2004, 2003 and 2002, respectively.

     Jackson Federal utilized the credit programs offered by the Federal Home Loan Bank ("FHLB"). FHLB advances, which matured in years through 2008, totaled $467.0 million at December 31, 2003 at a weighted average interest rate of 2.08%. Fixed rate advances totaled $440.0 million at December 31, 2003. The advances were collateralized by mortgage loans and mortgage-backed securities totaling $875.9 million at December 31, 2003. Interest paid, which is included in discontinued operations, totaled $7.0 million, $12.4 million and $15.1 million in 2004, 2003 and 2002, respectively.

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required of fair value of financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, and beginning in 2003 for illiquid distressed securities, fair values are based on estimates using discounted cash flows or other valuation techniques. Such values are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, could not be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values.

     MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows to the present at current market rates. The fair value of mortgages approximated $4,929.1 million and $4,659.6 million at December 31, 2004 and 2003, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     DERIVATIVE INSTRUMENTS:
     Fair values for interest rate swaps, cross-currency swaps, put-swaptions, and total return swaps are determined using estimates of future cash flows discounted at current market rates. Fair values for futures are based on exchange-traded prices. Fair values for equity index call options are determined using Black-Scholes option valuation methodologies.

     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions. The nature of these cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. Accordingly, this is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions. The nature of these cash flows can be quite varied. Accordingly, the Company evaluates the cash flows over a series of deterministic economic scenarios coupled with assumptions as to policyholder behavior regarding utilization of the benefit. Discount rates are the average return of the scenarios.

     SEPARATE ACCOUNT ASSETS:
     Separate account assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. For equity-linked immediate and deferred annuities, fair value includes the fair value of the embedded options. The carrying value and fair value of such annuities approximated $28.7 billion and $28.0 billion, respectively, at December 31, 2004 and $27.5 billion and $26.7 billion, respectively, at December 31, 2003.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $1.9 billion and $1.8 billion at December 31, 2004 and 2003, respectively.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $5.9 billion and $6.3 billion at December 31, 2004 and 2003, respectively.

     REVERSE REPURCHASE AGREEMENTS:
     Carrying value of reverse repurchase agreements is considered to be a reasonable estimate for fair value.

     NOTES PAYABLE:
     Fair value of notes payable is based on future cash flows discounted at current interest rates. The fair value approximated $565.4 million and $565.3 million at December 31, 2004 and 2003, respectively.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The aggregate fair value approximated $9.7 billion and $6.6 billion at December 31, 2004 and 2003, respectively.

5.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage and commercial loans. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2004, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2004, the carrying value of investments rated by the Company's investment advisor totaled $312.3 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                      PERCENT OF TOTAL
                                                      FIXED MATURITIES
     INVESTMENT RATING                                DECEMBER 31, 2004
                                                    ----------------------
     AAA                                                     15.1%
     AA                                                       7.7
     A                                                       29.8
     BBB                                                     40.1
                                                    ----------------------
         Investment grade                                    92.7
                                                    ----------------------
     BB                                                       5.9
     B and below                                              1.4
                                                    ----------------------
         Below investment grade                               7.3
                                                    ----------------------
         Total fixed maturities                             100.0%
                                                    ======================


     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $7.7 million and $8.4 million, respectively, at December 31, 2004. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2004 were $11.0 million and $11.8 million, respectively, and for the 12 months preceding December 31, 2003 were $87.3 million and $96.0 million, respectively.

     The amortized cost, gross unrealized gains and losses and fair value of fixed maturities are as follows (in thousands):

                                                                  GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2004                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
U.S. Treasury securities                           $ 4,139             $ 133                $ 2          $ 4,270
U.S. Government agencies
and foreign governments                              3,622               326                 64            3,884
Public utilities                                 2,691,498           192,109              1,890        2,881,717
Corporate securities
and commercial loans                            26,272,003         1,666,694             90,953       27,847,744
Mortgage-backed securities                       8,335,372           201,691             61,162        8,475,901
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total                                         $ 37,306,634       $ 2,060,953          $ 154,071     $ 39,213,516
                                            ===============   ===============   ================  ===============

                                                                  GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2003                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
U.S. Treasury securities                           $ 4,156             $ 200                $ 3          $ 4,353
U.S. Government agencies
and foreign governments                              1,837               330                  -            2,167
Public utilities                                 2,370,585           175,446              4,090        2,541,941
Corporate securities
and commercial loans                            24,440,620         1,946,199            103,294       26,283,525
Mortgage-backed securities                       9,175,868           244,571             81,901        9,338,538
                                            ---------------   ---------------   ----------------  ---------------
                                            ---------------   ---------------   ----------------  ---------------
Total                                         $ 35,993,066       $ 2,366,746          $ 189,288     $ 38,170,524
                                            ===============   ===============   ================  ===============


     At December 31, 2004 and 2003, available for sale securities without a readily ascertainable market value having an amortized cost of $5,595.5 million and $4,889.6 million, respectively, had estimated fair values of $5,842.9 million and $5,197.8 million, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                              AMORTIZED
                                                 COST           FAIR VALUE
                                            ---------------   ----------------
Due in 1 year or less                            $ 564,799          $ 573,320
Due after 1 year through 5 years                 6,025,003          6,380,670
Due after 5 years through 10 years              17,482,640         18,630,848
Due after 10 years through 20 years              3,096,957          3,248,579
Due after 20 years                               1,801,863          1,904,198
Mortgage-backed securities                       8,335,372          8,475,901
                                            ---------------   ----------------
Total                                         $ 37,306,634       $ 39,213,516
                                            ===============   ================


     Fixed maturities with a carrying value of $4.0 million and $4.1 million at December 31, 2004 and 2003 were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

     As of December 31, 2004, the fair value and the amount of gross unrealized losses included in accumulated other comprehensive income in stockholder's equity are as follows (in thousands):


                                  LESS THAN 12 MONTHS         12 MONTHS OR LONGER                 TOTAL
                               --------------------------- --------------------------- ----------------------------
                               --------------------------- --------------------------- ----------------------------
                                  GROSS                       GROSS                       GROSS
                                UNREALIZED                  UNREALIZED                  UNREALIZED
                                  LOSSES      FAIR VALUE      LOSSES     FAIR VALUE       LOSSES      FAIR VALUE
                               ------------- ------------- --------------------------- ------------- --------------
                               ------------- ------------- --------------------------- ------------- --------------
Government securities                   $ 2       $ 1,065           $ -           $ -           $ 2        $ 1,065
U.S. Government agencies                 64         2,125             -             -            64          2,125
and foreign governments
Public utilities                      1,551       263,095           339        33,842         1,890        296,937
Corporate securities
and commercial loans                 50,851     4,161,109        40,102       702,653        90,953      4,863,762
Mortgage-backed securities           12,911     1,137,422        48,251     1,883,928        61,162      3,021,350
                               ------------- ------------- --------------------------- ------------- --------------
                               ------------- ------------- --------------------------- ------------- --------------
Subtotal - fixed maturities          65,379     5,564,816        88,692     2,620,423       154,071      8,185,239
Equities                              1,776         6,343           197             -         1,973          6,343
                               ------------- ------------- --------------------------- ------------- --------------
                               ------------- ------------- --------------------------- ------------- --------------
Total temporarily impaired
securities                         $ 67,155    $5,571,159      $ 88,889    $2,620,423     $ 156,044     $8,191,582
                               ============= ============= =========================== ============= ==============
                               ============= ============= =========================== ============= ==============


     To the extent unrealized losses are not due to minor changes in interest rates, securities in an unrealized loss position are regularly reviewed for other than temporary declines in value. Factors considered in determining whether a decline is other than temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value and expectations for the amount and timing of a recovery in value.

     Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of mortgage-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing abilities.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2004, 77.2% were investment grade, 7.0% were below investment grade and 15.8% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 31.6% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate fixed maturities in an unrealized loss position were diversified across industries. As of December 31, 2004, the industries representing the larger unrealized losses included financial services (20.1% of fixed maturities gross unrealized losses) and energy and utilities (9.1%). Other debt securities in an unrealized loss position are primarily asset-backed securities, including collateralized debt obligations. As of December 31, 2004, asset-backed other debt securities represented 13.1% of fixed maturities' gross unrealized losses, including 2.4% related to collateralized debt obligations. The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2004.

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2004 are as follows (in thousands):


                                               GROSS UNREALIZED LOSSES
                                               ------------------
Less than one year                             $       652
One to five years                                    6,121
Five to ten years                                   24,985
More than ten years                                 61,151
Mortgage-backed securities                          61,162
                                               ------------------
Total gross unrealized losses                    $ 154,071
                                               ==================


     MORTGAGE LOANS
     Commercial mortgage loans, net of allowance for loan losses of $21.0 million and $12.3 million at December 31, 2004 and 2003, respectively, total $4,633.0 million and $4,325.8 million at December 31, 2004 and 2003, respectively. At December 31, 2004, mortgage loans were collateralized by properties located in 40 states and Canada.

     SECURITIZATIONS
     In November 2003, JNL executed the Piedmont CDO Trust ("Piedmont") securitization transaction. In this transaction, JNL contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities. In accordance with the accounting treatment promulgated by Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," the transaction was recorded as a sale; however, JNL retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont. JNL recognized a loss of approximately $100 thousand related to the sale, to third parties, of the entire most senior class of securities issued by Piedmont. Piedmont is a Qualified Special Purpose Entity and accordingly, is not consolidated in the accompanying financial statements. JNL's investment in securities issued by Piedmont totals $918.0 million and $941.1 million at December 31, 2004 and 2003, respectively, and is included in fixed maturities.

     OTHER INVESTED ASSETS
     Other invested assets include investments in 1) limited partnerships that total $767.5 million and $821.1 million at December 31, 2004 and 2003, respectively; 2) derivative instruments with positive fair values and 3) real estate. Real estate totaling $143.2 million and $80.9 million at December 31, 2004 and 2003, respectively, includes foreclosed properties with a book value of $21.2 million and $8.5 million at December 31, 2004 and 2003, respectively. Limited partnership income (loss) recognized by the Company was $105.2 million, $14.5 million and $(64.9) million in 2004, 2003 and 2002, respectively.

     Certain limited partnerships hold publicly-traded equity securities that are fair valued at a discount to their exchange-traded price as a result of lock-up trading restrictions imposed in connection with initial public offering transactions. These lock up restrictions are for a limited period of time, generally six months, and preclude the partnerships from selling these securities during the restricted period. These discounts range from 5% to 15% at December 31, 2004.

     The fair value of free-standing derivative instruments reflects the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date. With respect to swaps, put-swaptions and forwards, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.

     A summary of the aggregate contractual or notional amounts and fair values of derivative instruments outstanding is as follows (in thousands):


                                  DECEMBER 31, 2004
                                OTHER INVESTED ASSETS                OTHER LIABILITIES
                          ----------------------------------  ----------------------------------
                          ----------------------------------  ----------------------------------
                           CONTRACTUAL/                        CONTRACTUAL/                             NET
                             NOTIONAL            FAIR            NOTIONAL            FAIR              FAIR
                              AMOUNT             VALUE            AMOUNT             VALUE             VALUE
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
Cross-currency swaps          $ 1,754,088         $ 406,637          $ 79,737          $ (4,778)        $ 401,859
Equity index call
options                         1,819,150           121,363            22,718            (3,615)          117,748
Put-swaptions                  15,000,000            10,104        25,000,000            (2,198)            7,906
Futures                            65,675                 -                 -                 -                 -
Forwards                          700,000               579                 -                 -               579
Total return swaps              1,053,035            27,028           215,438           (48,226)          (21,198)
Interest rate swaps             4,313,566           151,982         6,213,000          (442,416)         (290,434)
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
                             $ 24,705,514         $ 717,693      $ 31,530,893        $ (501,233)        $ 216,460
                          ================  ================  ================  ================  ================




                                  DECEMBER 31, 2003
                                OTHER INVESTED ASSETS                OTHER LIABILITIES
                          ----------------------------------  ----------------------------------
                          ----------------------------------  ----------------------------------
                           CONTRACTUAL/                        CONTRACTUAL/                             NET
                             NOTIONAL            FAIR            NOTIONAL            FAIR              FAIR
                              AMOUNT             VALUE            AMOUNT             VALUE             VALUE
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
Cross-currency swaps          $ 2,425,849         $ 477,782         $ 106,579         $ (13,220)        $ 464,562
Equity index call
options                         1,742,550            96,221                 -                 -            96,221
Put-swaptions                  27,500,000           164,887        10,000,000          (161,221)            3,666
Futures                             3,168                 -                 -                 -                 -
Total return swaps                  3,035             1,506           215,438           (44,147)          (42,641)
Interest rate swaps             6,260,365           269,262         8,316,000          (695,966)         (426,704)
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
                             $ 37,934,967       $ 1,009,658      $ 18,638,017        $ (914,554)         $ 95,104
                          ================  ================  ================  ================  ================



     SECURITIES LENDING
     The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2004 and 2003, the estimated fair value of loaned securities was $839.4 million and $903.8 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $856.2 million and $921.8 million at December 31, 2004 and 2003, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

6.    INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category are as follows (in thousands):

                                                                       YEARS ENDED DECEMBER 31,
                                                              2004              2003               2002
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Fixed maturities                                              $2,270,233        $2,325,763        $2,335,329
Other investment income                                          492,210           370,604           281,976
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Total investment income                                        2,762,443         2,696,367         2,617,305
Less investment expenses                                         (72,498)          (72,852)          (63,252)
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Net investment income                                         $2,689,945        $2,623,515        $2,554,053
                                                         ================  ================   ===============




     Risk management activity, including gains, losses and change in fair value of derivative instruments and embedded derivatives, is as follows (in thousands):


                                                                       YEARS ENDED DECEMBER 31,
                                                              2004              2003               2002
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Interest rate swaps                                             $ 16,618         $ (47,088)       $ (445,785)
Interest rate spreadlocks                                          4,024                 -                 -
Put-swaptions                                                      8,390             3,511           (26,474)
Futures                                                              708             4,185             6,354
Equity index call options                                         18,846           (66,119)            9,826
Total return swaps                                                21,701             3,554           (20,454)
Variable annuity embedded derivatives                             20,527           (25,992)                -
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Risk management activity                                        $ 90,814        $ (127,949)       $ (476,533)
                                                         ================  ================   ===============



     Net realized gains (losses) on investments are as follows (in thousands):


                                                                        YEARS ENDED DECEMBER 31,
                                                              2004              2003               2002
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Sales of fixed maturities
Gross gains                                               $    263,685      $     261,481      $    262,038
Gross losses                                                     (67,352)         (139,108)         (214,104)
Sales of equities
Gross gains                                                       33,037            19,767            11,238
Gross losses                                                        (685)           (1,018)           (8,664)
Transfers to trading securities                                   (9,300)                -                 -
Impairment losses                                                (80,729)         (202,088)         (529,145)
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Total                                                          $ 138,656         $ (60,966)       $ (478,637)
                                                         ================  ================   ===============



     Net realized gains (losses) on investments, net of amounts allocated to minority interest, totaled $92.8 million, $(74.9) million and $(457.7) million in 2004, 2003 and 2002, respectively.

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value below the carrying value is other than temporary. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other than temporary, a realized loss is recorded in the consolidated income statement.

     Generally, securities with fair values that are less than 80% of cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other than temporarily impaired. Among the factors considered is whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions, such as minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery, are usually determined to be temporary.

     To the extent factors contributing to the impairment losses recognized in 2004, 2003 and 2002 affected other investments, such investments were reviewed for other than temporary impairment and losses were recorded if appropriate.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on its structured securities, including asset-backed securities and collateralized debt obligations, are other than temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received from a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other than temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the consolidated income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other than temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security and realize a loss.

7.   VALUE OF ACQUIRED INSURANCE

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     The amortization of acquired insurance was as follows (in thousands):


                                                                       YEARS ENDED DECEMBER 31,
                                                              2004              2003               2002
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Value of acquired insurance:
Balance, beginning of year                                $      66,650     $      86,297      $    104,776
Interest, at rates varying from 6.5% to 9.5%                       5,277             7,174             8,953
Amortization                                                     (26,159)          (26,821)          (27,432)
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Balance, end of year                                            $ 45,768          $ 66,650          $ 86,297
                                                         ================  ================   ===============




     The estimated future amortization expense of acquired insurance in force, net of interest, is as follows (in thousands):


          2005                                             $ 22,190
          2006                                               23,578
                                                        ---------------
          Total                                            $ 45,768
                                                        ===============

8.   ADOPTION OF SOP 03-1

     Effective January 1, 2004, JNL adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. At January 1, 2004, the Company recorded an $8.9 million gain, net of increased deferred acquisition cost amortization of $16.2 million and federal income tax expense of $4.8 million, as a cumulative effect of change in accounting principle. The gain resulted from reduced reserving requirements for annuitization benefits on two-tiered annuities offset by additional reserves for certain life products with secondary guarantees.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit ("GMDB")), annuitization (guaranteed minimum income benefit ("GMIB")), or at specified dates during the accumulation period (guaranteed minimum withdrawal benefit ("GMWB")).

     The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in death and other policy benefits in the consolidated income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statement.

     At December 31, 2004, the company had variable contracts with guarantees, where net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows:

                                                                                                                         Average
                                                                                                                         Period
                                                                                                        Weighted          until
(dollars in millions)                                     Minimum        Account       Net Amount        Average         Expected
                                                          Return          Value         at Risk       Attained Age     Annuitization
                                                      --------------  -------------  -------------  ---------------- ---------------
Return of net deposits plus a minimum return
             GMDB                                         0% - 5%         $ 8,304        $ 1,457       63.4 years
             GMIB                                         0% - 6%         $ 1,443        $    10                         8.5 years
             GMWB                                                         $ 1,914        $   < 1
Highest specified anniversary account value minus
     withdrawals post-anniversary - GMDB                                  $   869        $     3       63.5 years
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary - GMDB                  0% - 5%         $ 1,088        $    46       60.3 years



     Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):


        Fund type:
        Equity                                  $ 8,659
        Bond                                        892
        Balanced                                    615
        Money market                                100
                                              ----------
                                              ----------
        Total                                  $ 10,266
                                              ==========



     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):


Balance at January 1, 2004                                         $ 50.1
Incurred guarantee benefits                                          19.1
Paid guarantee benefits                                             (27.2)
                                                                ----------
                                                                ----------
Balance at December 31, 2004                                       $ 42.0
                                                                ==========
                                                                ==========
Balance at December 31, 2004, net of reinsurance                    $ 0.9
                                                                ==========

     The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2004:

     1)   Use of a series of deterministic investment performance scenarios.

     2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

     3)   Mortality equal to 90 percent of the Annuity 2000 table.

     4) Lapse rates varying by contract type and duration and ranging from 2 percent to 20 percent, with an average of 5 percent.

     5)   Discount rate of 8.4%.

     Guaranteed minimum withdrawal benefits are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in risk management activity.

     The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the GMIB liability at December 31, 2004, are consistent with those used for calculating the GMDB liability. JNL's GMIB benefit has been issued only since 2002, and projected excess benefits are minimal at December 31, 2004.

     OTHER LIABILITIES - INSURANCE AND ANNUITIZATION BENEFITS
     The Company has established additional reserves for life insurance business due to: universal life ("UL") plans with secondary guarantees, interest-sensitive life plans that exhibit "profits followed by loss" patterns and account balance adjustments to tabular guaranteed cash values on one interest sensitive life plan. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values. Prior to adoption of SOP 03-1, this liability was the high-tier fund which used the higher crediting rate associated with annuitization. At the implementation of SOP 03-1, the total liability for this block was revised to the low-tier fund using the lower crediting rate associated with surrenders plus the SOP 03-1 annuitization reserve, for a net decrease of $36 million.

     Liabilities for these benefits have been established according to the methodology prescribed in SOP 03-1, as follows:


Benefit Type                     December 31, 2004    Net Amount    Weighted
                                     Liability         at Risk       Average
                                   (in millions)    (in millions)*  Attained
                                                                       Age
--------------------------------------------------------------------------------
UL insurance benefit                  $ 29           $ 4,393        54.2 years
Two-tier annuitization                $  8           $    40        59.4 years
ISWL account balance adjustment       $ 28               n/a          n/a


     * Net amount at risk ("NAR") for the UL benefits is for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include NAR for some policies with zero excess benefits.

     The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2004:

     1)   Use of a series of deterministic premium persistency scenarios.

     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.

     3) Discount rates equal to the credited interest rates, approximately 4%-5% projected.

     The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2004:

     1) Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.

     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.

     3) Discount rates are equal to credited interest rates, approximately, 3%-5% projected.

9.   NOTES PAYABLE

     The aggregate carrying values and fair values of notes payable at December 31, 2004 and 2003 are as follows (in thousands):


                                                     DECEMBER 31,
                                                        2004                              2003
                                           -------------------------------   -------------------------------
                                           -------------------------------   -------------------------------
                                              CARRYING                          CARRYING
                                                VALUE        FAIR VALUE          VALUE        FAIR VALUE
                                           -------------------------------   -------------------------------
                                           -------------------------------   -------------------------------
Surplus notes                                    $ 249,237      $ 310,790         $ 249,223       $ 296,470
PPMA Funds                                               -              -            43,254          38,929
Tuscany notes                                      228,389        228,389           229,919         229,919
Mortgage loans                                      17,765         17,765                 -               -
VIE equity classes                                   8,500          8,500                 -               -
                                           -------------------------------   -------------------------------
                                           -------------------------------   -------------------------------
Total                                            $ 503,891      $ 565,444         $ 522,396       $ 565,318
                                           ===============================   ===============================




     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Surplus Notes (the "Notes") in the principal amount of $250 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in 2004, 2003 and 2002.

     PPMA FUNDS
     Consolidation of the PPMA Funds results in the debt obligations of the funds being reflected in the Company's consolidated financial statements.

     SIF I issued $70.0 million of 8.36% Subordinated Secured Notes ("SIF I Notes") due December 15, 2005. Interest was due semi-annually. The SIF I Notes were collateralized and secured pursuant to an indenture between the issuer and Chase Bank of Texas, N.A., as trustee. During 2004, the notes were redeemed at a $0.3 million premium to their carrying value.

     SIF I also entered into a Senior Secured Credit Facility ("SIF I Facility") under which it could borrow up to $200.0 million. The SIF I Facility was a revolving extendable credit facility which matured on June 15, 2004. Borrowings under the SIF I Facility bore interest at a variable rate. SIF I chose rates based on the Eurodollar loan rate plus 1.75% per annum, or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum.

     CBO II issued $71.0 million of 7.8% Subordinated Secured Notes ("CBO II Notes") due December 15, 2004. Interest was due semi-annually. The CBO II Notes were secured pursuant to an indenture between the issuer and Texas Commerce Bank, N.A., as trustee. During 2004, the notes were redeemed at their carrying value.

     CBO II also entered into a Senior Secured Credit Facility ("CBO II Facility") under which it could borrow up to $236.5 million. The CBO II Facility was a revolving extendable credit facility which matured on June 15, 2003. Borrowings under the CBO II Facility bore interest at a variable rate. CBO II chose rates based on the Eurodollar loan rate plus 1.00% per annum, or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum.

     There were no outstanding debt balances on the PPMA Funds at December 31, 2004. Outstanding debt balances at December 31, 2003 were $30.3 million in SIF I and $13.0 million in CBO II.

     Interest paid on the debt totaled $4.7 million, $11.5 million and $11.8 million in 2004, 2003 and 2002, respectively.

     TUSCANY NOTES
     On December 19, 2001, Tuscany CDO, Limited, a VIE in which JNL is the primary beneficiary, issued $900.0 million of senior and subordinated notes. At issuance, the most senior notes, initially totaling $450.0 million, due February 25, 2010 were sold to unrelated parties with the remaining senior and subordinated notes retained by the Company. In 2003, the second most senior notes, initially totaling $129.0 million, due February 25, 2015 were sold to unrelated parties. The most senior notes bear interest at Libor plus .38% and the second most senior notes bear interest at Libor plus .47% (collectively, "Tuscany Notes"). At December 31, 2004 and 2003, the weighted average rate on the Tuscany Notes was 2.38% and 1.57%, respectively. Interest paid totaled $3.7 million, $3.5 million and $7.9 million in 2004, 2003 and 2002, respectively.

     MORTGAGE LOANS
     Certain real estate VIEs have outstanding mortgage loans at a weighted average interest rate of 7.57% at December 31, 2004, with maturities through June 2006. Interest paid totaled $160 thousand in 2004.

     VIE EQUITY CLASSES
     Certain of the VIEs have "equity" classes issued in the form of non-investment grade debt with maturities through November 2013. Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets. These notes accrue contingent interest in addition to the stated coupon. The outstanding principal amounts accrue interest at a weighted average interest rate of 6.54% at December 31, 2004. Interest paid on the notes in 2004 totaled $456 thousand.

10.  REVERSE REPURCHASE AGREEMENTS

     During 2004 and 2003, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $10.5 million and $1,493.1 million during 2004 and 2003, respectively, at weighted average interest rates of 1.80% and 0.67%, respectively. There was no outstanding balance under such borrowings at December 31, 2004 or 2003. Interest paid totaled $0.2 million, $10.1 million and $5.2 million in 2004, 2003 and 2002, respectively. The highest level of short-term borrowings at any month end was $460.0 million in 2004, and $2,481.1 million in 2003.

11.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $1.5 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     Effective December 31, 2002, upon approval of the Michigan Commissioner of Insurance, JNL ceded the guaranteed minimum death benefit coverage associated with variable annuities to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential. The income statement impact of the treaty is immaterial, as the reinsurance premium and claims approximate the change in the GMDB reserve.

     The effect of reinsurance on premiums is as follows (in thousands):

                                                                      YEARS ENDED DECEMBER 31,
                                                             2004              2003              2002
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
Direct life premiums                                          $ 314,168         $ 327,425         $ 338,093
Assumed life premiums                                                 6                 7              (277)
Less reinsurance ceded:
Life                                                           (126,778)         (126,829)         (126,122)
Annuity                                                         (25,054)          (27,192)          (59,000)
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
Total net premiums                                            $ 162,342         $ 173,411         $ 152,694
                                                        ================  ================  ================



     Premiums ceded to PARC totaled $20.2 million, $25.0 million and $59.0 million during 2004, 2003 and 2002, respectively.

     Components of the reinsurance recoverable asset are as follows (in thousands):

                                                                   DECEMBER 31,
                                                             2004              2003
                                                        ----------------  ----------------
                                                        ----------------  ----------------
Ceded reserves:
Life                                                          $ 566,007         $ 504,537
Annuity
                                                                 41,113            46,313
Ceded claims liability
                                                                 22,728            18,965
Ceded-other
                                                                 10,909             8,609
                                                        ----------------  ----------------
                                                        ----------------  ----------------
Total                                                         $ 640,757         $ 578,424
                                                        ================  ================
                                                        ================  ================



     Reserves reinsured through Brooke Life were $61.2 million and $63.7 million at December 31, 2004 and 2003, respectively. Reserves reinsured through PARC were $41.1 million and $43.9 million at December 31, 2004 and 2003, respectively.

12.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows (in thousands):

                                                                      YEARS ENDED DECEMBER 31,
                                                             2004              2003              2002
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
Current tax expense                                           $  87,196         $ 107,313         $ 125,202
Deferred tax expense (benefit)                                  216,880                           (284,448)
                                                                                   57,681
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------

Federal income tax expense (benefit)                          $ 304,076         $ 164,994       $ (159,246)
                                                        ================  ================  ================
                                                        ================  ================  ================

     Federal income tax expense reported for discontinued operations totaled $40.6 million, $9.2 million and $10.8 million in 2004, 2003, and 2002, respectively.

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2004, 2003 and 2002 as follows (in thousands):

                                                                      YEARS ENDED DECEMBER 31,
                                                             2004              2003              2002
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
Income taxes at statutory rate                                $ 304,123         $ 164,970        $ (159,830)
Other                                                               (47)               24               584
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
Provision for federal income taxes                            $ 304,076         $ 164,994        $ (159,246)
                                                        ================  ================  ================
                                                        ================  ================  ================

Effective tax rate                                                35.0%             35.0%             34.9%
                                                        ================  ================  ================


     Federal income taxes paid (received) were $105.5 million, $171.1 million and $(54.1) million in 2004, 2003 and 2002, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):

                                                                                     DECEMBER 31,
                                                                               2004              2003
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Gross deferred tax asset
Policy reserves and other insurance items                                       $ 686,029         $ 640,042
Difference between financial reporting and the tax basis of:
Investments                                                                       314,679           608,768
Deferred compensation                                                              46,016            37,279
Other, net                                                                         54,601            13,025
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Total gross deferred tax asset                                                  1,101,325         1,299,114
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

GROSS DEFERRED TAX LIABILITY
Deferred acquisition costs and sales inducements                                 (568,631)         (483,990)
Difference between financial reporting and the tax basis of:
Value of the insurance in-force                                                   (16,019)          (23,328)
Other assets                                                                      (11,323)           (9,046)
Net unrealized gains on available for sale securities                            (670,846)         (754,697)
Other, net                                                                         (1,444)           (9,367)
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Total gross deferred tax liability                                             (1,268,263)       (1,280,428)
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

Net deferred tax asset (liability)                                         $   (166,938)     $      18,686
                                                                          ================  ================
                                                                          ================  ================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

     At December 31, 2004, the Company had a federal tax capital loss carryforward of approximately $91.7 million, which will expire in the year 2008.

13.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. The Company generally accrues for legal contingencies once the contingency is deemed to be probable and estimable. Accordingly, at December 31, 2004 and 2003, JNL had recorded accruals totaling $20.8 million and $13.5 million, respectively.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2004 and 2003, the Company's reserve for future state guaranty fund assessments was $18.9 million and $45.7 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company has unfunded commitments related to its investments in limited partnerships totaling $300.8 million and $386.3 million at December 31, 2004 and 2003, respectively.

     The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates and, as a result, at December 31 2004, JNL recorded a liability of $2.5 million for future lease payments. In 2002, JNL sold and leased back certain aircraft and computer software valued at $39.9 million. There was no gain or loss on the sale-leaseback transactions. Lease expense was $25.6 million, $30.1 million and $13.7 million in 2004, 2003 and 2002, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

      2005                                        $ 5,513
      2006                                          5,565
      2007                                          5,515
      2008                                          5,731
      2009                                          3,975
      Thereafter                                    1,747
                                           ---------------
      Total                                      $ 28,046
                                           ===============

     JNL subleased office space under several operating leases that expire at various dates through 2008. Total future lease income to be received on the subleased property is $2.8 million. Lease income for the subleased property totaled $0.7 million and $0.2 million in 2004 and 2003, respectively.

14.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net gain from operations or 10% of the Company's statutory surplus for the prior year. In 2005, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $414 million.

     The Company received capital contributions from its parent of $28.7 million in 2004 and $49.3 million in 2003. The capital contributions included $28.7 million and $29.3 million in 2004 and 2003, respectively, from Brooke Life forgiving an intercompany tax liability. Dividend payments were $120.0 million, $85.2 million and $142.0 million in 2004, 2003 and 2002, respectively.

     Statutory capital and surplus of the Company was $3.1 billion and $3.0 billion at December 31, 2004 and 2003, respectively. Statutory net income
     (loss) of the Company was $616.3 million, $148.3 million and $(258.4) million in 2004, 2003 and 2002, respectively.

     The Office of Financial and Insurance Services granted a permitted practice effective January 1, 2003 with respect to accounting for derivatives. This permitted practice resulted in a decrease to statutory surplus of approximately $66.3 million and $39.1 million at December 31, 2004 and 2003, respectively.

15.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPMA"), a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $33.2 million, $32.7 million and $32.9 million to PPM for investment advisory services during 2004, 2003 and 2002, respectively.

     In 2004, JNL issued $13 million in loans to Brooke Holdings, Inc. The loans are unsecured and mature on December 31, 2005 with an interest rate of 1.75% per annum. Interest on these loans totaled $223.6 thousand during 2004.

     Included in notes payable is debt in the amount of $3.5 million payable to affiliates PPM Holdings, Inc. ("PPMH") and PPMA at December 31, 2004. Interest accrued on this debt, including contingent interest, of $8.2 million is included in other liabilities at December 31, 2004. Outstanding principal amounts accrue interest at a weighted average interest rate of 6.54% at December 31, 2004. Interest paid to PPMH and PPMA totaled $182 thousand in 2004.

     In 2003, JNL entered into shared services administrative agreements with affiliates PPMA and National Planning Holding Company, Inc. ("NPH"). Under the shared services administrative agreements, JNL allocated $6.3 million and $7.1 million of certain management and corporate services expenses to affiliates in 2004 and 2003, respectively.

     In 2003, JNL provided a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures on September 9, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum. There was no balance outstanding at December 31, 2004 or 2003. The highest outstanding loan balance during 2004 and 2003 was $15.0 million and $20.0 million, respectively. Interest and commitment fees totaled $124 thousand and $100 thousand during 2004 and 2003, respectively.

     In 2003, JNL provided a $20.0 million revolving credit facility to Investment Centers of America, Inc., a wholly owned subsidiary of NPH. The loan is unsecured, matures on November 14, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.10% per annum. There was no balance outstanding at December 31, 2004 or 2003. The highest outstanding loan balance during 2004 and 2003 was $12.0 million and $6.5 million, respectively. Interest and commitment fees totaled $24 thousand and $6 thousand in 2004 and 2003, respectively.

16.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $7.8 million, $7.4 million and $6.4 million in 2004, 2003 and 2002, respectively.

     The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees. At December 31, 2004 and 2003, the liability for such plans totaled $132.8 million and $113.2 million, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans was $20.7 million, $1.5 million and $2.4 million in 2004, 2003 and 2002, respectively.

17.  ACQUISITION OF LIFE INSURANCE COMPANY OF GEORGIA

     On November 18, 2004, the Company announced that it had entered into a definitive agreement to acquire the operations of Life Insurance Company of Georgia, a wholly owned life insurance subsidiary of ING Groep, N.V. based in Atlanta, Georgia. The transaction will be accounted for as a purchase and is expected to close during the second quarter of 2005 (pending regulatory approvals) at an expected purchase price of approximately $254.0 million.

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial Statements:

     (1)  Financial statements and schedules included in Part A:

          Condensed Financial Information

     (2)  Financial statements and schedules included in Part B:

          Jackson National Separate Account III:

          Independent Registered Public Accounting Firm
          Statement of Assets and Liabilities as of December 31, 2004 Statement of Operations for the Year Ended December 31, 2004 Statement of Changes in Net Assets for the Years Ended December 31,
                2004 and December 31, 2003
          Notes to Financial Statements

          Jackson National Life Insurance Company:

          Independent Registered Public Accounting Firm
          Consolidated Balance Sheets as of December 31, 2004 and 2003 Consolidated Income Statements for the years ended December 31, 2004,
                2003 and 2002
          Consolidated Statements of Stockholder's Equity and Comprehensive
            Income for the years ended December 31, 2004, 2003 and 2002 Consolidated Statements of Cash flows for the years ended
            December 31, 2004, 2003 and 2002
          Notes to Consolidated Financial Statements

Item 24(b) Exhibits

Exhibit No.             Description

1.   Resolution of Depositor's Board of Directors  authorizing the establishment
     of  the  Registrant,   incorporated   by  reference  to  the   Registrant's
     Pre-Effective Amendment No. 1 filed via EDGAR on March 23, 1998 (File Nos. 333-41153 and 811-08521).

2.   Not Applicable

3. General Distributor Agreement dated March 16, 1998, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed via EDGAR on March 23, 1998 (File Nos. 333-41153 and 811-08521).

4.   Form  of  Perspective   Advisors  Fixed  and  Variable  Annuity   Contract,
     incorporated by reference to Registrant's Registration Statement filed via EDGAR on November 26, 1997 (File Nos. 333-41153 and 811-08521).

a.   Form  of  Perspective   Advisors  Fixed  and  Variable  Annuity   Contract,
     incorporated by reference to Registrant's Post Effective Amendment No. 6 filed via EDGAR on October 10, 2001 (File Nos. 333-41153 and 811-08521).

b. Specimen of Spousal Continuation Endorsement, incorporated by reference to Registrant's Post Effective Amendment No. 6 filed via EDGAR on October 10, 2001 (File Nos. 333-41153 and 811-08521).

c. Specimen of Preselected Death Benefit Option Endorsement, incorporated by reference to Registrant's Post Effective Amendment No. 7 filed via EDGAR on April 29, 2002 (File Nos. 333-41153 and 811-08521).

d. Specimen of Guaranteed Options Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed via EDGAR on April 30, 2003 (File Nos. 333-41153 and 811-08521).

e. Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

5. Form of Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed via EDGAR on March 23, 1998 (File Nos. 333-41153 and 811-08521).

a. Specimen of Perspective Advisors Fixed and Variable Annuity Application incorporated by reference to Registrant's Post Effective Amendment No. 6 filed via EDGAR on October 10, 2001 (File Nos. 333-41153 and 811-08521).

6.a. Articles of Incorporation of Depositor, incorporated by reference to Registrant's Registration Statement filed via EDGAR on November 26, 1997 (File Nos. 333-41153 and 811-08521).

b. Bylaws of Depositor, incorporated by reference to Registrant's Registration Statement filed via EDGAR on November 26, 1997 (File Nos. 333-41153 and 811-08521).

7. Form of Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to Registrant's Post Effective Amendment No. 9 filed via EDGAR on December 15, 2003 (File Nos. 333-41153 and 811-08521).

8.   Not Applicable

9.   Opinion and Consent of Counsel, attached hereto.

10.  Consent of Independent Registered Public Accounting Firm, attached hereto.

11.  Not Applicable

12.  Not Applicable

Item 25.  Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor

         Richard D. Ash                     Vice President -
         1 Corporate Way                    Actuary & Appointed Actuary
         Lansing, MI 48951

         John B. Banez                      Vice President -
         1 Corporate Way                    Systems and Programming
         Lansing, MI 48951

         James Binder                       Vice President -
         1 Corporate Way                    Finance and Corporate Strategy
         Lansing, MI 48951

         John H. Brown                      Vice President - Government
         1 Corporate Way                    Relations
         Lansing, MI 48951

         Joseph Mark Clark                  Vice President -
         1 Corporate Way                    Policy Administration
         Lansing, MI 48951

         Marianne Clone                     Vice President - Administration
         1 Corporate Way
         Lansing, MI 48951

         James B. Croom                     Vice President &
         1 Corporate Way                    Deputy General Counsel
         Lansing, MI 48951

         Gerald W. Decius                   Vice President -
         1 Corporate Way                    Systems Application Coordinator
         Lansing, MI 48951

         Lisa C. Drake                      Senior Vice President & Chief
         1 Corporate Way                    Actuary
         Lansing, MI 48951

         Robert A. Fritts                   Senior Vice President &
         1 Corporate Way                    Controller - Financial
         Lansing, MI 48951                  Operations

         James D. Garrison                  Vice President - Tax
         1 Corporate Way
         Lansing, MI 48951

         Julia A. Goatley                   Assistant Vice President & Associate
         1 Corporate Way                    General Counsel & Assistant
         Lansing, MI 48951                  Secretary

         James Golembiewski                 Vice President - & Chief Compliance
         1 Corporate Way                    Officer for Separate Accounts
         Lansing, MI 48951

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer,
         Lansing, MI 48951                  Treasurer & Director

         Stephen A. Hrapkiewicz, Jr.        Senior Vice President - Human
         1 Corporate Way                    Resources
         Lansing, MI 48951

         Clifford J. Jack                   Executive Vice President and
         8055 E. Tufts Avenue               Chief Distribution Officer
         Suite 1000
         Denver, CO 80237

         Cheryl L. Johns                    Vice President - Life Division
         1 Corporate Way
         Lansing, MI 48951

         Timo P. Kokko                      Vice President - Support Services
         1 Corporate Way
         Lansing, MI 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, MI 48951

         Lynn W. Lopes                      Vice President - Group Pension
         1 Corporate Way
         Lansing, MI 48951

         Clark P. Manning                   President & Chief Executive Officer
         1 Corporate Way                    & Director
         Lansing, MI 48951

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    General Counsel & Secretary
         Lansing, MI 48951

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, MI 48951

         Jacky Morin                        Vice President - Group Pension
         1 Corporate Way
         Lansing, MI 48951

         P. Chad Myers                      Senior Vice President - Asset/
         1 Corporate Way                    Liability Management
         Lansing, MI 48951

         J. George Napoles                  Executive Vice President &
         1 Corporate Way                    Chief Administration Officer
         Lansing, MI 48951

         Mark D. Nerud                      Vice President - Fund
         225 W. Wacker Drive                Accounting and Administration
         Suite 1200
         Chicago, IL 60606

         Russell E. Peck                    Vice President & Assistant
         1 Corporate Way                    Controller - Financial Reporting
         Lansing, MI 48951

         Bradley J. Powell                  Vice President - Institutional
         210 Interstate North Parkway       Marketing Group
         Suite 401
         Atlanta, GA 30339-2120

         Laura L. Prieskorn                 Vice President - Model Office
         1 Corporate Way
         Lansing, Michigan 48951

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, MI 48951

         James R. Sopha                     Executive Vice President -
         1 Corporate Way                    Corporate Development
         Lansing, MI 48951

         Robert M. Tucker, Jr.              Vice President - Regional IT
         1 Corporate Way
         Lansing, MI 48951

         Michael A. Wells                   Chief Operating Officer
         401 Wilshire Boulevard             & Director
         Suite 1200
         Santa Monica, CA 90401

         Karen S. Weidman                   Vice President - Denver Service
         8055 E. Tufts Avenue               Center
         Suite 1000
         Denver, CO 80237

Item 26.  Persons Controlled by or Under Common Control with the
          Depositor or Registrant.

           Company             State of Organization          Control/Ownership           Business Principal

120 Orion, LLC                  South Carolina               100% Jackson National Life   Real Estate
                                                             Insurance Company

Alaiedon, LLC                   Michigan                     100% Hermitage
                                                             Management LLC

Alcona Funding LLC              Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Berrien Funding LLC             Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

BH Clearing, LLC                Michigan                     100% Jackson National Life   Broker/Dealer
                                                             Insurance Company

Brooke Finance Corporation      Delaware                     100% Brooke Holdings, Inc.   Finance Company

Brooke Holdings, Inc.           Delaware                     100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Brooke Holdings (UK) Limited    United Kingdom               100% Holborn Delaware        Holding Company Activities
                                                             Corporation

Brooke Investment, Inc.         Delaware                     100% Brooke Holdings, Inc.   Investment Related Company

Brooke Life Insurance Company   Michigan                     100% Brooke Holdings, Inc.   Life Insurance

Brooke (Jersey) Limited         United Kingdom               100% Prudential One Limited  Holding Company Activities

Calhoun Funding LLC             Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Crescent Telephone              Delaware                     100% Jackson National Life   Telecommunications
                                                             Insurance Company

Curian Capital, LLC             Michigan                     100% Jackson National Life   Registered Investment
                                                             Insurance Company            Advisor

Equestrian Pointe Investors,    Illinois                     100% Jackson National Life   Real Estate
L.L.C.                                                       Insurance Company

Forty Partners #1, L.C.         Missouri                     100% Jackson National Life   Real Estate
                                                             Insurance Company

GCI Holding Corporation         Delaware                     70% Jackson National Life    Holding Company Activities
                                                             Insurance Company

GS28 Limited                    United Kingdom               100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Hermitage Management, LLC       Michigan                     100% Jackson National Life   Advertising Agency
                                                             Company Insurance

Holborn Delaware Corporation    Delaware                     100% Prudential Four         Holding Company Activities
                                                             Limited

Holliston Mills                 Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

Industrial Coatings Group       Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

IFC Holdings, Inc.              Delaware                     100% National Planning       Broker/Dealer
                                                             Holdings Inc.

Investment Centers of America   Delaware                     100% IFC Holdings, Inc.      Broker/Dealer

JNL Investors Series Trust      Massachusetts                100% Jackson National        Investment Company
                                                             Life Insurance Company

Jackson National Asset          Michigan                     100% Jackson National Life   Investment Adviser and
Management, LLC                                              Insurance Company            Transfer Agent

Jackson National Life           Bermuda                      100% Jackson National        Life Insurance
(Bermuda) Ltd.                                               Life Insurance Company

Jackson National Life           Delaware                     100% Jackson National Life   Advertising/Marketing
Distributors, Inc.                                           Insurance Company            Corporation and
                                                                                          Broker/Dealer

Jackson National Life           New York                     100% Jackson National Life   Life Insurance
Insurance Company of New York                                Insurance Company

JNLI LLC                        Delaware                     100% Jackson National Life   Tuscany Notes
                                                             Insurance Company

JNL Securities, LLC             Michigan                     100% Curian Capital, LLC     Broker/Dealer and
                                                                                          Insurance Agency

JNL Series Trust                Massachusetts                Common Law Trust with        Investment Company
                                                             contractual association
                                                             with Jackson National Life
                                                             Insurance Company of New
                                                             York

JNL Southeast Agency LLC        Michigan                     100% Jackson National        Insurance Agency
                                                             Life Insurance Company

JNL Variable Fund LLC           Delaware                     100% Jackson National        Investment Company
                                                             Separate Account - I

JNL Variable Fund III LLC       Delaware                     100% Jackson National        Investment Company
                                                             Separate Account III

JNL Variable Fund IV LLC        Delaware                     100% Jackson National        Investment Company
                                                             Separate Account IV

JNL Variable Fund V LLC         Delaware                     100% Jackson National        Investment Company
                                                             Separate Account V

JNLNY Variable Fund I LLC       Delaware                     100% JNLNY Separate          Investment Company
                                                             Account I

JNLNY Variable Fund II LLC      Delaware                     100% JNLNY Separate          Investment Company
                                                             Account II

LePages Management Company, LP  Delaware                     50% LePages MC, LLC

LePages MC, LLC                 Delaware                     100% PPM Management, Inc.

Meadows NRH Associates, L.P.    Texas                        100% Meadows NRH, Inc.       Real Estate

Meadows NRH, Inc.               Texas                        100% Jackson National Life   Real Estate
                                                             Insurance Company

National Planning Corporation   Delaware                     100% National Planning       Broker/Dealer and
                                                             Holdings, Inc.               Investment Adviser

National Planning Holdings,     Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities
Inc.

Piedmont Funding LLC            Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

PPM Holdings, Inc.              Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities

Prudential plc                  United Kingdom               Publicly Traded              Financial Institution

Prudential One Limited          United Kingdom               100% Prudential plc          Holding Company Activities

Prudential Two Limited          United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Three Limited        United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Four Limited         United Kingdom               80% Prudential One Limited,  Holding Company Activities
                                                             10% Prudential Two Limited,
                                                             10% Prudential Three
                                                             Limited

SII Investments, Inc.           Wisconsin                    100% National Planning       Broker/Dealer


Item 27. Number of Contract Owners as of March 18, 2005

                  Non-Qualified - 3,219
                  Qualified - 1,392

Item 28. Indemnification

         Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a) Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account III. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I and the JNLNY Separate Account II.

(b)  Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address          Positions and Offices with Underwriter

Michael A. Wells                   Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                  Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                   President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                      Vice President - Business Planning Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                     Vice President - Finance
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Bell                       Senior Vice President and Chief Legal Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows             Vice President - Fixed & Index Annuities
8055 E. Tufts Avenue               Marketing Strategy
Suite 1100
Denver, CO 80237

William Britt                      Vice President - Print and Distribution
8055 E. Tufts Avenue               Services
Suite 1100
Denver, CO 80237

Tori Bullen                        Vice President - Institutional Marketing
210 Interstate North Parkway       Group
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                       Executive Vice President, National Sales
8055 E. Tufts Avenue               Manager
Suite 1100
Denver, CO 80237

Maura Collins                      Vice President - Regulatory Accounting and
8055 E. Tufts Avenue               Special Projects
Suite 1100
Denver, CO 80237

Steve Goldberg                     Vice President - National Sales Desk
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Julia A. Goatley                   Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                         Vice President - Corporate/Curian Brand
8055 E. Tufts Avenue               Manager
Suite 1100
Denver, CO 80237

Thomas Hurley                      Vice President - Market Research and Analysis
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Mark Jones                         Vice President - Production Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Kluever                      Senior Vice President - Variable Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

James Livingston                   Executive Vice President - Operations
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Mantelli                      Vice President - Creative Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                      Vice President - Business Development and
8055 E. Tufts Avenue               Chief of Staff
Suite 1100
Denver, CO 80237

James McCorkle                     Vice President of National Accounts
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas J. Meyer                    Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                       Vice President - Marketing Strategy,
8055 E. Tufts Avenue               Variable Annuities
Suite 1100
Denver, CO 80237

Michael Nicola                     Senior Vice President - Strategic
8055 E. Tufts Avenue               Relationships
Suite 1100
Denver, CO 80237

Bradley J. Powell                  Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Peter Radloff                      Vice President - Advanced Markets
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                         Senior Vice President - Business Planning
8055 E. Tufts Avenue               Services
Suite 1100
Denver, CO 80237

David Sprague                      Senior Vice President - Marketing Strategy
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                Senior Vice President - Marketing
8055 E. Tufts Avenue               Communications
Suite 1100
Denver, CO 80237

Doug Townsend                      Vice President, Controller and FinOp
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Ray Trueblood                      Vice President - Life Insurance Marketing
8055 E. Tufts Avenue               Strategy
Suite 1100
Denver, CO 80237

Phil Wright                        Vice President - New Business Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

(c)

                            COMPENSATION ON
   NAME OF PRINCIPAL         DISCOUNTS AND      REDEMPTION OR
      UNDERWRITER             COMMISSIONS       ANNUITIZATION       BROKERAGE COMMISSIONS    COMPENSATION

Jackson National Life    Not Applicable          Not Applicable          Not Applicable          Not Applicable
Distributors, Inc.

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
8055 East Tufts Ave., Second Floor
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL  60606

Item 31. Management Services

Not Applicable

Item 32. Undertakings and Representations

(a)        Not Applicable.

(b)        Not Applicable.

(c)        Not Applicable.

(d) Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

(e) Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28,
           1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 28th day of April, 2005.

                      Jackson National Separate Account III
                      (Registrant)

                   By: Jackson National Life Insurance Company

                   By:  /s/ Thomas J. Meyer*
                        ---------------------------------------
                        Andrew B. Hopping
                        Executive Vice President -
                        Chief Financial Officer and Director

                     Jackson National Life Insurance Company
                     (Depositor)

                   By:  /s/  Thomas J. Meyer*
                        ---------------------------------------
                        Andrew B. Hopping
                        Executive Vice President -
                        Chief Financial Officer and Director

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ Thomas J. Meyer*                                     April 28, 2005
--------------------------------------------             ---------------
Clark P. Manning, President, Chief
Executive Officer and Director


/s/ Thomas J. Meyer*                                     April 28, 2005
--------------------------------------------             ---------------
Michael A. Wells, Director


/s/ Thomas J. Meyer*                                     April 28, 2005
--------------------------------------------             ---------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director


/s/ Thomas J. Meyer*                                     April 28, 2005
--------------------------------------------             ---------------
Robert A. Fritts, Senior Vice President
and Controller - Financial Operations


* Thomas J. Meyer, Attorney-in-Fact

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by Jackson National Separate Account III (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

         This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

         IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 3rd day of January, 2005.

/s/ Clark P. Manning
--------------------------------------
Clark P. Manning, President, Chief
Executive Officer and Director

/s/ Michael A. Wells
--------------------------------------
Michael A. Wells
Director

/s/ Andrew B. Hopping
--------------------------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

/s/ Robert A. Fritts
--------------------------------------
Robert A. Fritts, Vice President
and Controller - Financial Operations

                                  EXHIBIT LIST

Exhibit
No.        Description

9.         Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.